UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

George P. Hawley, Esq.

Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
13,640	Honeywell International, Inc.	$791,666

	Air Freight & Logistics (2.2%)
7,705	C.H. Robinson Worldwide, Inc.	530,412

	Airlines (2.8%)
65,595	Delta Air Lines, Inc. (1)	692,027

	Capital Markets (5.9%)
8,095	Goldman Sachs Group, Inc. (The)	902,350
9,600	T. Rowe Price Group, Inc.	555,264

	Total Capital Markets	1,457,614

	Chemicals (11.2%)
8,435	Air Products & Chemicals, Inc.	742,533
17,944	Ecolab, Inc.	1,084,535
7,680	Praxair, Inc.	815,616
1,666	Sigma-Aldrich Corp.	113,355

	Total Chemicals	2,756,039

	Commercial Banks (4.0%)
33,792	Wells Fargo & Co.	987,064

	Communications Equipment (0.6%)
8,300	Research In Motion, Ltd. (1)	138,029

	Computers & Peripherals (4.8%)
1,075	Apple, Inc. (1)	490,716
19,005	Western Digital Corp. (1)	690,832

	Total Computers & Peripherals	1,181,548

	Diversified Financial Services (5.8%)
38,183	JPMorgan Chase & Co.	1,424,226

	Electrical Equipment (1.8%)
5,530	Rockwell Automation, Inc.	430,621

	Energy Equipment & Services (11.8%)
13,655	Cameron International Corp. (1)	726,446
21,353	Halliburton Co.	785,363
5,800	National Oilwell Varco, Inc.	429,084

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
12,770	Schlumberger, Ltd.	$959,921

	Total Energy Equipment & Services	2,900,814

	Food & Staples Retailing (4.2%)
24,800	CVS Caremark Corp.	1,035,400

	Food Products (3.3%)
20,775	Kraft Foods, Inc.	795,683

	Health Care Providers & Services (2.2%)
6,555	McKesson Corp.	535,675

	Household Durables (3.4%)
11,950	Stanley Black & Decker, Inc.	838,651

	Insurance (6.5%)
16,130	ACE, Ltd. (1)	1,122,648
4	Berkshire Hathaway, Inc. (1)	471,700

	Total Insurance	1,594,348

	Life Sciences Tools & Services (4.3%)
19,930	Thermo Fisher Scientific, Inc. (1)	1,054,297

	Machinery (6.2%)
18,373	Danaher Corp.	964,766
8,135	SPX Corp.	566,440

	Total Machinery	1,531,206

	Multiline Retail (2.4%)
12,885	Kohl’s Corp. (1)	592,581

	Oil, Gas & Consumable Fuels (7.3%)
5,080	Apache Corp.	502,310
27,000	Denbury Resources, Inc. (1)	509,220
7,700	Occidental Petroleum Corp.	768,229

	Total Oil, Gas & Consumable Fuels	1,779,759

	Pharmaceuticals (4.7%)
5,500	Allergan, Inc.	483,505
10,300	Johnson & Johnson	678,873

	Total Pharmaceuticals	1,162,378

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Road & Rail (1.2%)
2,550	Union Pacific Corp.	$291,491

	Total Common Stock (Cost: $23,761,486) (99.8%)	24,501,529

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $108,497) (0.4%)
$108,497	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $95,000, U.S. Treasury Note, 3.625%, due 02/15/21, valued at $112,197) (Total Amount to be Received Upon Repurchase $108,497)	108,497

	Total Investments (Cost: $23,869,983) (100.2%)	24,610,026
	Liabilities in Excess of Other Assets (-0.2%)	(47,490)

	Net Assets (100.0%)	$24,562,536

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Air Freight & Logistics	2.2
Airlines	2.8
Capital Markets	5.9
Chemicals	11.2
Commercial Banks	4.0
Communications Equipment	0.6
Computers & Peripherals	4.8
Diversified Financial Services	5.8
Electrical Equipment	1.8
Energy Equipment & Services	11.8
Food & Staples Retailing	4.2
Food Products	3.3
Health Care Providers & Services	2.2
Household Durables	3.4
Insurance	6.5
Life Sciences Tools & Services	4.3
Machinery	6.2
Multiline Retail	2.4
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	4.7
Road & Rail	1.2
Short-Term Investments	0.4

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.1% of Net Assets)
283,000	Honeywell International, Inc.	$16,425,320
587,600	Textron, Inc.	14,972,048

	Total Aerospace & Defense	31,397,368

	Capital Markets (4.1%)
247,695	Ameriprise Financial, Inc.	13,264,067
315,500	State Street Corp.	12,361,290

	Total Capital Markets	25,625,357

	Chemicals (2.4%)
296,000	Du Pont (E.I.) de Nemours & Co.	15,063,440

	Commercial Services & Supplies (0.3%)
57,200	Avery Dennison Corp.	1,552,980

	Communications Equipment (2.0%)
141,600	Cisco Systems, Inc.	2,779,608
246,112	Motorola Mobility Holdings, Inc. (1)	9,507,307

	Total Communications Equipment	12,286,915

	Computers & Peripherals (2.9%)
397,800	Dell, Inc. (1)	6,854,094
510,600	Seagate Technology PLC (Ireland)	10,794,084

	Total Computers & Peripherals	17,648,178

	Consumer Finance (1.7%)
203,605	American Express Co.	10,208,755

	Containers & Packaging (1.8%)
405,100	Packaging Corp. of America	11,399,514

	Diversified Financial Services (4.1%)
243,700	Citigroup, Inc.	7,486,464
486,300	JPMorgan Chase & Co.	18,138,990

	Total Diversified Financial Services	25,625,454

	Diversified Telecommunication Services (4.8%)
508,700	AT&T, Inc.	14,960,867
1,217,054	Windstream Corp.	14,689,842

	Total Diversified Telecommunication Services	29,650,709

	Electric Utilities (1.8%)
272,900	American Electric Power Co., Inc.	10,795,924

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (2.3%)
411,300	TE Connectivity, Ltd.	$14,025,330

	Energy Equipment & Services (6.1%)
230,700	Baker Hughes, Inc.	11,334,291
311,000	Ensco International PLC (SP ADR) (United Kingdom)	16,371,040
372,700	Nabors Industries, Ltd. (1)	6,939,674
197,300	Weatherford International, Ltd. (1)	3,302,802

	Total Energy Equipment & Services	37,947,807

	Food Products (4.2%)
215,800	Campbell Soup Co.	6,840,860
506,000	Kraft Foods, Inc.	19,379,800

	Total Food Products	26,220,660

	Health Care Equipment & Supplies (1.6%)
107,500	Medtronic, Inc.	4,146,275
94,700	Teleflex, Inc.	5,794,693

	Total Health Care Equipment & Supplies	9,940,968

	Health Care Providers & Services (0.5%)
634,785	Tenet Healthcare Corp. (1)	3,358,013

	Household Durables (1.5%)
429,971	Lennar Corp.	9,240,077

	Household Products (2.3%)
194,800	Kimberly-Clark Corp.	13,939,888

	Industrial Conglomerates (4.8%)
812,150	General Electric Co.	15,195,326
284,600	Tyco International, Ltd.	14,500,370

	Total Industrial Conglomerates	29,695,696

	Insurance (4.2%)
286,400	Allstate Corp. (The)	8,262,640
301,400	Travelers Cos., Inc. (The)	17,571,620

	Total Insurance	25,834,260

	Life Sciences Tools & Services (1.3%)
157,200	Thermo Fisher Scientific, Inc. (1)	8,315,880

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Media (5.6%)
240,600	CBS Corp. - Class B	$6,852,288
480,650	Comcast Corp.	12,780,483
836,400	Regal Entertainment Group	10,413,180
120,000	Time Warner, Inc.	4,447,200

	Total Media	34,493,151

	Metals & Mining (2.1%)
664,800	Alcoa, Inc.	6,754,368
88,900	Cliffs Natural Resources, Inc.	6,423,025

	Total Metals & Mining	13,177,393

	Oil, Gas & Consumable Fuels (7.3%)
80,000	Anadarko Petroleum Corp.	6,457,600
220,400	Chevron Corp.	22,718,832
128,200	Devon Energy Corp.	8,180,442
317,800	Valero Energy Corp.	7,624,022

	Total Oil, Gas & Consumable Fuels	44,980,896

	Paper & Forest Products (0.7%)
153,600	MeadWestvaco Corp.	4,521,984

	Pharmaceuticals (5.7%)
155,600	Johnson & Johnson	10,255,596
1,168,400	Pfizer, Inc.	25,003,760

	Total Pharmaceuticals	35,259,356

	REIT (1.7%)
588,100	Kimco Realty Corp.	10,732,825

	Semiconductors & Semiconductor Equipment (4.2%)
667,300	Intel Corp.	17,630,066
229,600	Microchip Technology, Inc.	8,474,536

	Total Semiconductors & Semiconductor Equipment	26,104,602

	Software (2.4%)
288,800	CA, Inc.	7,445,264
418,200	Symantec Corp. (1)	7,188,858

	Total Software	14,634,122

	Specialty Retail (5.9%)
278,600	Foot Locker, Inc.	7,310,464

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
506,200	Gap, Inc. (The)	$9,607,676
438,700	Home Depot, Inc. (The)	19,473,893

	Total Specialty Retail	36,392,033

	Thrifts & Mortgage Finance (1.5%)
716,800	New York Community Bancorp, Inc.	9,096,192

	Wireless Telecommunication Services (0.4%)
1,282,200	Sprint Nextel Corp. (1)	2,718,264

	Total Common Stock (Cost: $576,347,344) (97.3%)	601,883,991

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $15,703,542) (2.5%)
$15,703,542	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $14,140,000, U.S. Treasury Note, 3.125%, due 05/15/21, valued at $16,019,333) (Total Amount to be Received Upon Repurchase $15,703,546)	15,703,542

	Total Investments (Cost: $592,050,886) (99.8%)	617,587,533
	Excess of Other Assets over Liabilities (0.2%)	1,170,626

	Net Assets (100.0%)	$618,758,159

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	5.1%
Capital Markets	4.1
Chemicals	2.4
Commercial Services & Supplies	0.3
Communications Equipment	2.0
Computers & Peripherals	2.9
Consumer Finance	1.7
Containers & Packaging	1.8
Diversified Financial Services	4.1
Diversified Telecommunication Services	4.8
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	2.3
Energy Equipment & Services	6.1
Food Products	4.2
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	0.5
Household Durables	1.5
Household Products	2.3
Industrial Conglomerates	4.8
Insurance	4.2
Life Sciences Tools & Services	1.3
Media	5.6
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	7.3
Paper & Forest Products	0.7
Pharmaceuticals	5.7
REIT	1.7
Semiconductors & Semiconductor Equipment	4.2
Software	2.4
Specialty Retail	5.9
Thrifts & Mortgage Finance	1.5
Wireless Telecommunication Services	0.4
Short-Term Investments	2.5

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	Common Stock
	Argentina (Cost: $199,541) (1.2% of Net Assets)
9,253	Arcos Dorados Holdings, Inc.	$198,940

	Australia (Cost: $83,488) (0.5%)
13,400	Medusa Mining, Ltd. (1)	76,935

	Brazil (7.2%)
10,561	Banco Bradesco S.A. (ADR)	188,831
6,730	Banco do Brasil S.A.	104,732
12,590	Banco Santander Brasil S.A. (2)	116,734
39,430	Brasil Brokers Participacoes S.A.	153,911
4,196	Fleury S.A.	54,875
30,260	Magazine Luiza S.A. (3)	173,538
24,500	Marfrig Alimentos S.A.	112,460
9,141	Petroleo Brasileiro S.A. (SP ADR)	255,308

	Total Brazil (Cost: $1,310,575)	1,160,389

	Burkina Faso (Cost: $74,119) (0.4%)
10,300	SEMAFO, Inc.	68,824

	Chile (Cost: $131,607) (0.9%)
1,882	Royal Gold, Inc.	143,295

	China (23.0%)
3,201	51job, Inc. (3)	143,661
17,580	7 Days Group Holdings, Ltd. (ADR) (3)	258,426
46,383	Anhui Conch Cement Co., Ltd. - Class H (1)	156,268
1,873	Baidu.com, Inc. (SP ADR) (3)	238,845
193,000	China Coal Energy Co., Ltd. - Class H (1)	241,263
79,150	China Life Insurance Co., Ltd. - Class H (1)	232,332
4,625	China Lodging Group, Ltd. (3)	69,606
44,000	China Mengniu Dairy Co., Ltd. (1)	116,877
4,592	China Mobile, Ltd. (SP ADR)	234,559
129,274	China National Building Material Co., Ltd. - Class H (1)	155,447
3,160	China Telecom Corp., Ltd. (ADR)	177,244
4,210	China Unicom (Hong Kong), Ltd. (ADR)	77,759
1,086	CNOOC, Ltd. (ADR)	220,892
70,526	Dongfang Electric Corp., Ltd. (1)	208,211
99,000	Evergrande Real Estate Group, Ltd. (1)	46,909

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	China (Continued)
8,210	Hengan International Group Co., Ltd. (1)	$73,363
1,370	PetroChina Co., Ltd. (ADR)	199,335
112,714	Shanghai Electric Group Co., Ltd. (1)	51,896
46,500	Shimao Property Holdings, Ltd. (1)	47,590
1,323	SINA Corp. (3)	92,967
13,293	Tencent Holdings, Ltd. (1)	324,591
30,000	Tingyi (Cayman Islands) Holding Corp. (1)	87,903
106,536	Yanzhou Coal Mining Co., Ltd. - Class H (1)	254,755

	Total China (Cost: $3,891,181)	3,710,699

	Congo (Cost: $264,594) (2.1%)
68,629	Banro Corp. (3)	334,008

	Hungary (1.0%)
34,300	Magyar Telekom Telecommunications PLC (1)	81,648
4,415	OTP Bank PLC (1)	79,200

	Total Hungary (Cost: $148,437)	160,848

	India (5.6%)
3,315	Axis Bank, Ltd. (1)	72,572
892	Cognizant Technology Solutions Corp. (3)	64,001
9,110	HDFC Bank, Ltd. (ADR)	282,683
7,775	ICICI Bank, Ltd. (SP ADR)	281,533
1,434	Reliance Industries Ltd. (144A) (GDR)(1)(4)	47,529
2,170	State Bank of India (1)	89,909
5,200	Sun Pharmaceutical Industries, Ltd. (1)	57,660

	Total India (Cost: $947,544)	895,887

	Indonesia (0.9%)
3,203	Telekomunik Indonesia Tbk PT (SP ADR)	98,172
15,313	United Tractors Tbk PT (1)	48,196

	Total Indonesia (Cost: $128,815)	146,368

	Kazakhstan (1.4%)
6,310	Eurasian Natural Resources Corp. PLC (1)	68,853
45,864	Kazkommertsbank (Reg. S) (GDR)(3)(5)	151,351

	Total Kazakhstan (Cost: $366,364)	220,204

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	Mexico (3.8%)
8,713	America Movil, S.A.B. de C.V., Series L (ADR)	$202,229
6,040	Cemex S.A.B. de C.V. (SP ADR)(3)	41,132
2,086	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	147,105
39,031	Grupo Mexico S.A.B. de C.V., Series B	124,243
4,000	Grupo Televisa S.A.B. de C.V. (SP ADR)	78,880
223,990	Sare Holding S.A.B. de C.V. Class B (3)	23,028

	Total Mexico (Cost: $619,721)	616,617

	Mongolia (Cost: $330,450) (1.4%)
285,499	Mongolian Mining Corp. (1)(3)	229,403

	Mozambique (Cost: $117,505) (0.9%)
188,495	Kenmare Resources PLC (1)(3)	142,434

	Russia (8.5%)
11,760	Eurasia Drilling Co., Ltd. (Reg. S) (GDR)(5)	309,288
9,740	Gazprom OAO (SP ADR) (1)(3)	118,341
6,727	LSR Group OJSC (Reg. S) (GDR)(5)	32,068
16,034	M Video OJSC (1)	114,406
11,250	Mobile TeleSystems OJSC (1)	79,103
1,980	NovaTek OAO (144A) (GDR)(4)	266,706
10,700	Rosneft Oil Co. OJSC (Reg. S) (GDR) (5)	78,859
15,716	Sberbank of Russia (SP ADR)(3)	188,592
1,182	Vozrozhdenie Bank (1)	27,339
21,639	VTB Bank OJSC (Reg. S) (GDR)(5)	101,227
2,423	Yandex N.V. (3)	49,357

	Total Russia (Cost: $1,373,931)	1,365,286

	Sierra Leone (Cost: $280,802) (1.7%)
35,294	African Minerals, Ltd. (1)(3)	279,785

	South Africa (2.0%)
3,200	MTN Group, Ltd. (1)	54,444
4,730	Naspers, Ltd. - N Shares (1)	236,506
2,625	Vodacom Group, Ltd. (1)	32,285

	Total South Africa (Cost: $320,731)	323,235

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	South Korea (10.5%)
272	E-Mart Co., Ltd. (1)(3)	$65,522
3,317	Hynix Semiconductor, Inc. (1)(3)	79,093
300	Hyundai Glovis Co., Ltd. (1)(3)	51,372
345	Hyundai Heavy Industries Co., Ltd. (1)	95,516
674	Hyundai Mobis (1)(3)	166,160
2,200	KB Financial Group, Inc. (ADR)(3)	83,380
2,966	Kia Motors Corp. (1)	178,073
288	LG Chem, Ltd. (1)	95,611
1,815	Samsung C&T Corp. (1)	111,750
592	Samsung Electronics Co., Ltd. (1)	582,933
370	Samsung Engineering Co., Ltd. (1)	70,469
2,929	Shinhan Financial Group Co., Ltd. (1)(3)	116,522

	Total South Korea (Cost: $1,460,226)	1,696,401

	Switzerland (Cost: $231,991) (1.5%)
5,070	Transocean, Ltd.	239,811

	Taiwan (4.5%)
2,340	Chunghwa Telecom Co., Ltd. (ADR)	75,839
76,626	Hon Hai Precision Industry Co., Ltd. (Foxconn) (1)(3)	247,116
11,476	HTC Corp. (1)	188,714
81,750	Taiwan Semiconductor Manufacturing Co., Ltd. (1)	216,872

	Total Taiwan (Cost: $834,253)	728,541

	Thailand (7.2%)
50,155	Bangkok Bank Public Co., Ltd. (1)	269,439
4,300	Banpu Public Co., Ltd. (1)	81,790
14,163	Banpu Public Co., Ltd. (NVDR) (1)	269,395
61,576	Kasikornbank Public Co., Ltd. (NVDR) (1)	255,864
49,372	PTT Exploration & Production Public Co., Ltd. (1)	281,893

	Total Thailand (Cost: $1,031,175)	1,158,381

	Turkey (Cost: $52,119) (0.4%)
2,425	Tupras-Turkiye Petrol Rafinerileri A.S. (1)	55,124

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

	United States (Cost: $101,829) (0.6%)
595	SPDR Gold Trust (ETF) (3)	$100,739

	Yemen (Cost: $505,054) (1.8%)
168,850	Calvalley Petroleum, Inc. (3)	289,640

	Total Common Stock (Cost: $14,806,052) (89.0%)	14,341,794

	Preferred Stock
	Brazil (5.6%)
6,450	Itau Unibanco Holding S.A., 0.49% (ADR)	128,742
19,000	Itausa - Investimentos Itau S.A., 3.61%	124,405
32,330	Lojas Americanas S.A., 0.35%	312,530
13,761	Vale S.A., 2.40% (ADR)	333,154

	Total Brazil (Cost: $906,245)	898,831

	Russia (Cost: $157,524) (1.0%)
75,420	Sberbank of Russia, 1.62% (1)	163,743

	South Korea (Cost: $224,085) (1.6%)
4,506	Hyundai Motor Co., 2.71% (1)	261,135

	Total Preferred Stock (Cost: $1,287,854) (8.2%)	1,323,709

	Total Equity Securities (Cost: $16,093,906) (97.2%)	15,665,503

Contracts	Purchased Options
	Put Option (Cost: $147,510) (0.1%)
5,500	S&P 500 Index, Put, Expires 02/20/12, Strike Price $1,125	3,025

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $99,356) (0.6%)
99,356	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $90,000, U.S. Treasury Note, 3.625%, due 02/15/21, valued at $106,292) (Total Amount to be Received Upon Repurchase $99,356)	99,356

	Total Investments (Cost: $16,340,772) (97.9%)	15,767,884
	Excess of Other Assets over Liabilities (2.1%)	343,512

	Total Net Assets (100.0%)	$16,111,396

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
MTN	-	Medium Term Note.
NVDR	-	Non-Voting Depositary Receipt.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Fair valued security using procedures established by and under the general supervision of the Company's Board of Directors (Note 2).

(2)		Position is in units. Each unit represents 55 Common Shares and 50 Preference Shares.

(3)		Non-income producing security.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $314,235 or 2.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Directors.

(5)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2012, the value of these securities amounted to $672,793 or 4.2% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Air Freight & Logistics	0.3%
Auto Components	1.0
Automobiles	2.7
Beverages	0.9
Chemicals	0.6
Commercial Banks	17.6
Communications Equipment	1.2
Construction & Engineering	0.4
Construction Materials	2.2
Diversified Telecommunication Services	3.2
Electrical Equipment	1.6
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	3.4
Exchange-Traded Fund (ETF)	0.6
Food & Staples Retailing	0.4
Food Products	2.0
Health Care Providers & Services	0.3
Hotels, Restaurants & Leisure	3.3
Household Durables	0.1
Insurance	1.4
Internet Software & Services	4.4
IT Services	0.4
Machinery	0.9
Media	2.0
Metals & Mining	11.2
Multiline Retail	3.0
Oil, Gas & Consumable Fuels	16.5
Personal Products	0.5
Pharmaceuticals	0.4
Professional Services	0.9
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	5.5
Specialty Retail	0.7
Trading Companies & Distributors	0.7
Wireless Telecommunication Services	3.8
Short-Term Investments	0.6

Total	97.9%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.5% of Net Assets)
5,995	Honeywell International, Inc.	$347,950
1,965	Precision Castparts Corp.	321,631

	Total Aerospace & Defense	669,581

	Air Freight & Logistics (2.4%)
5,765	C.H. Robinson Worldwide, Inc.	396,863
5,900	Expeditors International of Washington, Inc.	263,435

	Total Air Freight & Logistics	660,298

	Auto Components (1.1%)
4,140	BorgWarner, Inc. (1)	308,968

	Beverages (1.0%)
4,160	Coca-Cola Co. (The)	280,925

	Biotechnology (3.2%)
2,006	Ardea Biosciences, Inc. (1)	36,489
8,517	Chelsea Therapeutics International, Ltd. (1)	38,327
20,280	Dendreon Corp. (1)	275,402
37,215	Human Genome Sciences, Inc. (1)	366,196
2,739	Ironwood Pharmaceuticals, Inc. (1)	41,085
2,065	Targacept, Inc. (1)	12,555
2,920	Vertex Pharmaceuticals, Inc. (1)	107,894

	Total Biotechnology	877,948

	Capital Markets (2.7%)
15,160	Charles Schwab Corp. (The)	176,614
3,056	Stifel Financial Corp. (1)	110,200
7,880	T. Rowe Price Group, Inc.	455,779

	Total Capital Markets	742,593

	Chemicals (2.8%)
344	CF Industries Holdings, Inc.	61,019
6,450	Praxair, Inc.	684,990

	Total Chemicals	746,009

	Commercial Banks (0.8%)
3,925	SVB Financial Group (1)	227,807

	Commercial Services & Supplies (0.8%)
1,702	Clean Harbors, Inc. (1)	107,992

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Commercial Services & Supplies (Continued)
6,326	Higher One Holdings, Inc. (1)	$107,162

	Total Commercial Services & Supplies	215,154

	Communications Equipment (5.5%)
10,350	Aruba Networks, Inc. (1)	229,563
1,815	F5 Networks, Inc. (1)	217,328
17,810	Qualcomm, Inc.	1,047,584

	Total Communications Equipment	1,494,475

	Computers & Peripherals (5.7%)
2,992	Apple, Inc. (1)	1,365,788
7,554	Fusion-io, Inc. (1)	174,573

	Total Computers & Peripherals	1,540,361

	Consumer Finance (1.1%)
10,690	Green Dot Corp. (1)	303,382

	Electrical Equipment (0.8%)
1,660	Polypore International, Inc. (1)	63,213
2,030	Rockwell Automation, Inc.	158,076

	Total Electrical Equipment	221,289

	Electronic Equipment, Instruments & Components (0.7%)
1,682	Cognex Corp.	69,887
9	Coherent, Inc. (1)	503
2,779	Universal Display Corp. (1)	117,024

	Total Electronic Equipment, Instruments & Components	187,414

	Energy Equipment & Services (6.7%)
1,234	Core Laboratories N.V. (Netherlands)	131,088
12,972	FMC Technologies, Inc. (1)	662,999
2,476	Lufkin Industries, Inc.	186,244
9,315	Oceaneering International, Inc. (1)	452,616
5,005	Schlumberger, Ltd.	376,226

	Total Energy Equipment & Services	1,809,173

	Food & Staples Retailing (4.2%)
6,125	Costco Wholesale Corp.	503,904
10,110	CVS Caremark Corp.	422,093

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Food & Staples Retailing (Continued)
4,906	United Natural Foods, Inc. (1)	$216,109

	Total Food & Staples Retailing	1,142,106

	Food Products (1.5%)
1,455	Green Mountain Coffee Roasters, Inc. (1)	77,610
4,310	Mead Johnson Nutrition Co.	319,328

	Total Food Products	396,938

	Health Care Equipment & Supplies (3.3%)
8,412	DexCom, Inc. (1)	92,280
9,229	Endologix, Inc. (1)	119,792
477	HeartWare International, Inc. (1)	33,023
505	Intuitive Surgical, Inc. (1)	232,255
1,243	NxStage Medical, Inc. (1)	22,299
3,620	Varian Medical Systems, Inc. (1)	238,449
5,083	Volcano Corp. (1)	142,578

	Total Health Care Equipment & Supplies	880,676

	Health Care Technology (1.5%)
6,495	Cerner Corp. (1)	395,481

	Hotels, Restaurants & Leisure (1.9%)
6,708	7 Days Group Holdings, Ltd. (ADR) (China)(1)	98,608
7,889	Ctrip.com International, Ltd. (ADR) (China)(1)	197,619
915	Peet’s Coffee & Tea, Inc. (1)	55,650
2,991	Starwood Hotels & Resorts Worldwide, Inc.	162,232

	Total Hotels, Restaurants & Leisure	514,109

	Household Durables (0.8%)
4,979	Harman International Industries, Inc. (1)	210,114

	Household Products (1.0%)
3,060	Colgate-Palmolive Co.	277,603

	Insurance (2.1%)
4,745	ACE, Ltd.	330,252
11,485	Progressive Corp. (The)	232,916

	Total Insurance	563,168

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (2.6%)
1,545	Amazon.com, Inc. (1)	$300,410
3,160	Makemytrip, Ltd. (1)	74,355
610	Priceline.com, Inc. (1)	322,982

	Total Internet & Catalog Retail	697,747

	Internet Software & Services (4.1%)
1,875	Baidu.com, Inc. (SP ADR) (China)(1)	239,100
1,310	Google, Inc. (1)	759,944
920	LinkedIn Corp. (1)	66,378
590	SINA Corp. (1)	41,459

	Total Internet Software & Services	1,106,881

	IT Services (2.2%)
4,600	Cognizant Technology Solutions Corp. (1)	330,050
2,750	Visa, Inc.	276,760

	Total IT Services	606,810

	Life Sciences Tools & Services (2.5%)
1,800	Fluidigm Corp. (1)	26,766
13,535	Life Technologies Corp. (1)	655,500

	Total Life Sciences Tools & Services	682,266

	Machinery (1.5%)
1,795	Chart Industries, Inc. (1)	100,089
2,865	Cummins, Inc.	297,960

	Total Machinery	398,049

	Metals & Mining (1.6%)
4,445	Allegheny Technologies, Inc.	201,758
6,390	Silver Wheaton Corp.	227,548

	Total Metals & Mining	429,306

	Multiline Retail (1.0%)
5,330	Target Corp.	270,817

	Oil, Gas & Consumable Fuels (4.1%)
2,430	Carrizo Oil & Gas, Inc. (1)	59,025
20,610	Denbury Resources, Inc. (1)	388,705
3,412	Houston American Energy Corp. (1)	42,138

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (Continued)
4,435	Occidental Petroleum Corp.	$442,480
1,350	Rosetta Resources, Inc. (1)	64,786
2,185	Whiting Petroleum Corp. (1)	109,447

	Total Oil, Gas & Consumable Fuels	1,106,581

	Pharmaceuticals (4.1%)
8,931	Allergan, Inc.	785,124
3,745	Impax Laboratories, Inc. (1)	70,668
7,061	Mylan, Inc. (1)	146,516
2,175	Salix Pharmaceuticals, Ltd. (1)	104,835

	Total Pharmaceuticals	1,107,143

	REIT (2.0%)
8,675	American Tower Corp.	550,949

	Road & Rail (3.1%)
361	Genesee & Wyoming, Inc. (1)	22,418
6,930	J.B. Hunt Transport Services, Inc.	353,915
1,550	Kansas City Southern (1)	106,392
3,155	Union Pacific Corp.	360,648

	Total Road & Rail	843,373

	Semiconductors & Semiconductor Equipment (4.0%)
13,665	ARM Holdings PLC (SP ADR) (United Kingdom)	394,645
10,245	Avago Technologies, Ltd. (1)	347,716
9,145	Cavium, Inc. (1)	293,920
1,228	Power Integrations, Inc.	44,196

	Total Semiconductors & Semiconductor Equipment	1,080,477

	Software (5.1%)
2,646	ANSYS, Inc. (1)	160,057
2,427	Opnet Technologies, Inc.	86,037
5,150	QLIK Technologies, Inc. (1)	145,230
5,107	Salesforce.com, Inc. (1)	596,498
1,884	Ultimate Software Group, Inc. (The) (1)	125,644
2,975	VMware, Inc. (1)	271,528

	Total Software	1,384,994

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Specialty Retail (1.8%)
5,840	Abercrombie & Fitch Co.	$268,290
4,785	CarMax, Inc. (1)	145,607
3,843	Teavana Holdings, Inc. (1)	72,940

	Total Specialty Retail	486,837

	Textiles, Apparel & Luxury Goods (1.4%)
1,190	Deckers Outdoor Corp. (1)	96,211
1,185	Fossil, Inc. (1)	112,634
7,594	Gildan Activewear, Inc. (1)	165,094
305	Michael Kors Holdings, Ltd. (1)	9,440

	Total Textiles, Apparel & Luxury Goods	383,379

	Tobacco (1.3%)
4,830	Philip Morris International, Inc.	361,139

	Trading Companies & Distributors (0.2%)
1,110	Fastenal Co.	51,815

	Total Common Stock (Cost: $25,037,645) (96.7%)	26,214,135

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $820,711) (3.0%)
$820,711	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $710,000, U.S. Treasury Note, 3.625%, due 02/15/21, valued at $838,526) (Total Amount to be Received Upon Repurchase $820,711)	820,711

	Total Investments (Cost: $25,858,356) (99.7%)	27,034,846
	Excess of Other Assets over Liabilities (0.3%)	90,161

	Net Assets (100.0%)	$27,125,007

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	2.5%
Air Freight & Logistics	2.4
Auto Components	1.1
Beverages	1.0
Biotechnology	3.2
Capital Markets	2.7
Chemicals	2.8
Commercial Banks	0.8
Commercial Services & Supplies	0.8
Communications Equipment	5.5
Computers & Peripherals	5.7
Consumer Finance	1.1
Electrical Equipment	0.8
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	6.7
Food & Staples Retailing	4.2
Food Products	1.5
Health Care Equipment & Supplies	3.3
Health Care Technology	1.5
Hotels, Restaurants & Leisure	1.9
Household Durables	0.8
Household Products	1.0
Insurance	2.1
Internet & Catalog Retail	2.6
Internet Software & Services	4.1
IT Services	2.2
Life Sciences Tools & Services	2.5
Machinery	1.5
Metals & Mining	1.6
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	4.1
REIT	2.0
Road & Rail	3.1
Semiconductors & Semiconductor Equipment	4.0
Software	5.1
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	1.4
Tobacco	1.3
Trading Companies & Distributors	0.2
Short-Term Investments	3.0

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.2% of Net Assets)
40,115	Aerovironment, Inc. (1)	$1,118,005

	Air Freight & Logistics (4.0%)
27,300	C.H. Robinson Worldwide, Inc.	1,879,332
44,900	Expeditors International of Washington, Inc.	2,004,785

	Total Air Freight & Logistics	3,884,117

	Auto Components (2.2%)
28,100	BorgWarner, Inc. (1)	2,097,103

	Biotechnology (6.3%)
123,100	Dendreon Corp. (1)	1,671,698
222,470	Human Genome Sciences, Inc. (1)	2,189,105
42,900	Ironwood Pharmaceuticals, Inc. (1)	643,500
43,200	Vertex Pharmaceuticals, Inc. (1)	1,596,240

	Total Biotechnology	6,100,543

	Capital Markets (2.2%)
37,000	T. Rowe Price Group, Inc.	2,140,080

	Chemicals (1.9%)
10,321	CF Industries Holdings, Inc.	1,830,739

	Communications Equipment (4.4%)
90,900	Aruba Networks, Inc. (1)	2,016,162
18,700	F5 Networks, Inc. (1)	2,239,138

	Total Communications Equipment	4,255,300

	Computers & Peripherals (1.1%)
47,592	Fusion-io, Inc. (1)	1,099,851

	Consumer Finance (1.6%)
53,000	Green Dot Corp. (1)	1,504,140

	Electrical Equipment (2.4%)
30,000	Rockwell Automation, Inc.	2,336,100

	Electronic Equipment, Instruments & Components (0.6%)
13,400	Universal Display Corp. (1)	564,274

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Energy Equipment & Services (11.8%)
30,900	Core Laboratories N.V. (Netherlands)	$3,282,507
51,600	FMC Technologies, Inc. (1)	2,637,276
36,546	Lufkin Industries, Inc.	2,748,990
56,600	Oceaneering International, Inc. (1)	2,750,194

	Total Energy Equipment & Services	11,418,967

	Food & Staples Retailing (0.3%)
4,388	Pricesmart, Inc.	292,460

	Food Products (2.6%)
46,200	Green Mountain Coffee Roasters, Inc. (1)	2,464,308

	Health Care Equipment & Supplies (4.8%)
6,500	Intuitive Surgical, Inc. (1)	2,989,415
57,300	Volcano Corp. (1)	1,607,265

	Total Health Care Equipment & Supplies	4,596,680

	Health Care Technology (2.1%)
34,971	athenahealth, Inc. (1)	2,034,613

	Hotels, Restaurants & Leisure (3.7%)
72,300	Arcos Dorados Holdings, Inc.	1,554,450
81,214	Ctrip.com International, Ltd. (ADR) (China)(1)	2,034,411

	Total Hotels, Restaurants & Leisure	3,588,861

	Household Durables (0.7%)
15,046	Harman International Industries, Inc. (1)	634,941

	Insurance (2.7%)
37,000	ACE, Ltd. (1)	2,575,200

	Internet & Catalog Retail (1.6%)
45,950	TripAdvisor, Inc. (1)	1,512,214

	Internet Software & Services (5.7%)
14,800	Baidu.com, Inc. (SP ADR) (China)(1)	1,887,296
13,800	LinkedIn Corp. (1)	995,670
15,700	SINA Corp. (1)	1,103,239

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
71,740	Youku.com, Inc. (SP ADR) (China)(1)	$1,534,519

	Total Internet Software & Services	5,520,724

	Metals & Mining (1.9%)
40,142	Allegheny Technologies, Inc.	1,822,045

	Pharmaceuticals (2.2%)
102,000	Mylan, Inc. (1)	2,116,500

	Professional Services (4.9%)
27,000	IHS, Inc. (1)	2,415,960
84,000	Robert Half International, Inc.	2,325,960

	Total Professional Services	4,741,920

	Semiconductors & Semiconductor Equipment (5.8%)
85,021	ARM Holdings PLC (SP ADR) (United Kingdom)	2,455,407
30,500	Avago Technologies, Ltd.	1,035,170
65,189	Cavium, Inc. (1)	2,095,174

	Total Semiconductors & Semiconductor Equipment	5,585,751

	Software (7.3%)
80,938	QLIK Technologies, Inc. (1)	2,282,452
24,150	Salesforce.com, Inc. (1)	2,820,720
20,896	VMware, Inc. (1)	1,907,178

	Total Software	7,010,350

	Specialty Retail (5.5%)
71,800	CarMax, Inc. (1)	2,184,874
42,500	Dick’s Sporting Goods, Inc. (1)	1,751,425
55,262	Rue21, Inc. (1)	1,337,893

	Total Specialty Retail	5,274,192

	Textiles, Apparel & Luxury Goods (4.0%)
22,900	Fossil, Inc. (1)	2,176,645
69,600	Gildan Activewear, Inc. (1)	1,513,104
4,700	Michael Kors Holdings, Ltd. (1)	145,465

	Total Textiles, Apparel & Luxury Goods	3,835,214

	Total Common Stock (Cost: $78,755,369) (95.5%)	91,955,192

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $3,365,163) (3.5%)
$3,365,163	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $2,910,000 U.S. Treasury Note, 3.625%, due 02/15/21, valued at $3,436,774) (Total Amount to be Received Upon Repurchase $3,365,164)	$3,365,163

	Total Investments (Cost: $82,120,532) (99.0%)	95,320,355
	Excess of Other Assets over Liabilities (1.0%)	1,007,910

	Net Assets (100.0%)	$96,328,265

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	1.2%
Air Freight & Logistics	4.0
Auto Components	2.2
Biotechnology	6.3
Capital Markets	2.2
Chemicals	1.9
Communications Equipment	4.4
Computers & Peripherals	1.1
Consumer Finance	1.6
Electrical Equipment	2.4
Electronic Equipment, Instruments & Components	0.6
Energy Equipment & Services	11.8
Food & Staples Retailing	0.3
Food Products	2.6
Health Care Equipment & Supplies	4.8
Health Care Technology	2.1
Hotels, Restaurants & Leisure	3.7
Household Durables	0.7
Insurance	2.7
Internet & Catalog Retail	1.6
Internet Software & Services	5.7
Metals & Mining	1.9
Pharmaceuticals	2.2
Professional Services	4.9
Semiconductors & Semiconductor Equipment	5.8
Software	7.3
Specialty Retail	5.5
Textiles, Apparel & Luxury Goods	4.0
Short-Term Investments	3.5

Total	99.0%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	Common Stock
	Australia (7.6% of Net Assets)
150,000	Atlas Iron, Ltd. (1)	$492,902
100,000	carsales.com, Ltd. (1)	509,496
80,000	Medusa Mining, Ltd. (1)	459,316
150,000	PanAust, Ltd. (1)(2)	557,658
400,000	Resource Generation, Ltd. (1)(2)	156,921

	Total Australia (Cost: $2,177,206)	2,176,293

	Brazil (6.9%)
125,000	Brasil Brokers Participacoes S.A.	487,923
45,000	Brasil Insurance Participco	509,959
30,000	CETIP S.A. - Balcao Organizado de Ativos e Derivativos	462,740
40,000	Fleury S.A.	523,123

	Total Brazil (Cost: $2,055,370)	1,983,745

	Canada (26.2%)
30,000	Alaris Royalty Corp.	553,506
150,000	Capstone Mining Corp. (2)	517,603
400,000	CGX Energy, Inc. (2)	590,406
80,000	Colossus Minerals, Inc. (2)	581,630
60,000	Continental Gold, Ltd. (2)	517,603
3,500,000	Ivernia, Inc. (2)	261,793
200,000	Loncor Resources, Inc. (2)	319,138
90,000	Lundin Mining Corp. (2)	455,071
600,000	Madalena Ventures, Inc. (2)	640,271
250,000	Mawson Resources, Ltd. (2)	391,443
50,000	Parex Resources, Inc. (2)	407,899
150,000	Resverlogix Corp. (2)	221,402
400,000	Sandstorm Gold, Ltd. (2)	566,471
1,250,000	Sandstorm Metals & Energy, Ltd. (2)	492,420
1,200,000	Shamaran Petroleum Corp. (2)	257,305
26,650	SouthGobi Resources, Ltd. (1)(2)(3)	189,998
23,300	SouthGobi Resources, Ltd. (2)(4)	167,773
150,000	Uranium One, Inc. (2)	382,966

	Total Canada (Cost: $8,296,320)	7,514,698

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	China (12.9%)
11,000	51job, Inc. (2)	$493,680
80,000	China Real Estate Information Corp. (ADR)(2)	388,800
500,000	China ZhengTong Auto Services Holdings, Ltd. (1)(2)	522,894
4,000,000	Credit China Holdings, Ltd. (1)	427,943
400,000	iShares Asia Trust - iShares FTSE A50 China Index (ETF)	574,575
1,000,000	KWG Property Holding, Ltd. (1)	413,461
125,000	Luk Fook Holdings International, Ltd. (1)	458,746
1,500,000	Sunac China Holdings, Ltd. (1)(2)	409,199

	Total China (Cost: $4,214,334)	3,689,298

	Congo (Cost: $663,205) (3.4%)
200,000	Banro Corp. (2)	973,372

	Germany (Cost: $510,715) (1.7%)
15,000	CTS Eventim AG (1)	486,330

	India (6.5%)
150,000	Allahabad Bank (1)	488,959
600,000	Development Credit Bank, Ltd. (1)(2)	523,954
70,000	Indraprastha Gas, Ltd. (1)	507,986
70,000	Oberoi Realty, Ltd.	355,981

	Total India (Cost: $1,788,940)	1,876,880

	Iraq (Cost: $376,222) (2.3%)
150,000	Gulf Keystone Petroleum, Ltd. (1)(2)	656,398

	Italy (Cost: $501,311) (1.2%)
30,000	Yoox SpA (1)(2)	340,381

	Japan (11.8%)
150	CyberAgent, Inc. (1)	439,986
10	Dr Ci:Labo Co., Ltd. (1)	48,730
4,250	Fidec Corp. (1)(2)	514,080
8,000	Kakaku.com, Inc. (1)	259,843
3,000	Kenedix, Inc. (1)(2)	397,068
3,000	Monex Group, Inc. (1)	481,064
60,000	Monotaro Co., Ltd. (1)	698,207

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Equity Securities	Value
	Japan (Continued)
100	Seria Co., Ltd. (1)	$531,550
1,000	START TODAY Co., Ltd. (1)	19,567

	Total Japan (Cost: $3,585,369)	3,390,095

	Mongolia (3.2%)
50,000	Blue Wolf Mongolia Holdings Corp. (2)	504,000
500,000	Mongolian Mining Corp. (1)(2)	401,758

	Total Mongolia (Cost: $1,080,259)	905,758

	Norway (4.2%)
125,000	Opera Software ASA (1)	623,263
20,000	Schibsted ASA (1)	572,241

	Total Norway (Cost: $1,151,596)	1,195,504

	Russia (Cost: $556,260) (1.7%)
125,000	Vostok Nafta Investment, Ltd. (SDR) (1)(2)	484,026

	Sierra Leone (Cost: $819,796) (2.8%)
100,000	African Minerals, Ltd. (1)(2)	792,727

	United Kingdom (3.2%)
30,000	Coastal Energy Co. (2)	489,778
50,000	PayPoint PLC	435,709

	Total United Kingdom (Cost: $780,511)	925,487

	Yemen (Cost: $922,824) (2.4%)
400,000	Calvalley Petroleum, Inc. (2)	686,147

	Total Common Stock (Cost: $29,480,238) (98.0%)	28,077,139

	Total Equity Securities (Cost: $29,480,238) (98.0%)	28,077,139

Contracts	Purchased Options
	Currency Options (0.7%)
30,000	JPY Put, Expires 11/20/14, Strike Price $99.51	41,912
20,000	JPY Put, Expires 11/26/14, Strike Price $100.00	28,196

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Contracts	Currency Options	Value
100,000	JPY Put, Expires 12/04/14, Strike Price $99.51	$142,700

	Total Purchased Options (Cost: $290,100)	212,808

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $461,070) (1.6%)
$461,070	State Street Bank & Trust Company, 0.01% due 02/01/12 (collateralized by $400,000 U.S. Treasury Note, 3.625%, due 02/15/21, valued at $472,409) (Total Amount to be Received Upon Repurchase $461,070)	461,070

	Total Investments (Cost: $30,231,408) (100.3%)	28,751,017
	Liabilities in Excess of Other Assets (-0.3%)	(92,617)

	Total Net Assets (100.0%)	$28,658,400

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
ETF	-	Exchange Traded Fund.
SDR	-	Swedish Depository Receipt

(1)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 1).

(2)		Non-income producing security.

(3)		Denominated in Hong Kong dollar.

(4)		Denominated in Canadian dollar.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Biotechnology	0.8%
Capital Markets	5.2
Commercial Banks	3.5
Commercial Services & Supplies	1.5
Consumer Finance	1.5
Diversified Financial Services	3.5
Gas Utilities	1.8
Health Care Providers & Services	1.8
Insurance	1.8
Internet & Catalog Retail	1.3
Internet Software & Services	4.9
Media	5.2
Metals & Mining
Diversified Metals & Mining	11.1
Gold	11.9
Precious Metals & Minerals	2.8
Steel	1.7
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	17.6
Personal Products	0.2
Professional Services	1.7
Real Estate Management & Development	8.6
Specialty Retail	3.4
Trading Companies & Distributors	2.4
Exchange-Traded Fund (ETF)	2.0
Purchased Options	0.7
Short-Term Investments	1.6

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.8% of Net Assets)
245,709	Honeywell International, Inc.	$14,260,950
578,800	Textron, Inc.	14,747,824

	Total Aerospace & Defense	29,008,774

	Auto Components (1.3%)
421,160	Dana Holding Corp. (1)	6,254,226

	Capital Markets (4.6%)
223,500	Ameriprise Financial, Inc.	11,968,425
280,000	State Street Corp.	10,970,400

	Total Capital Markets	22,938,825

	Communications Equipment (1.8%)
452,100	Cisco Systems, Inc.	8,874,723

	Computers & Peripherals (2.9%)
847,200	Dell, Inc. (1)	14,597,256

	Consumer Finance (2.4%)
238,150	American Express Co.	11,940,841

	Diversified Financial Services (4.1%)
195,900	Citigroup, Inc.	6,018,048
392,818	JPMorgan Chase & Co.	14,652,111

	Total Diversified Financial Services	20,670,159

	Diversified Telecommunication Services (2.0%)
340,300	AT&T, Inc.	10,008,223

	Electric Utilities (2.2%)
282,650	American Electric Power Co., Inc.	11,181,634

	Electronic Equipment, Instruments & Components (2.3%)
328,975	TE Connectivity, Ltd.	11,218,047

	Energy Equipment & Services (7.1%)
195,700	Baker Hughes, Inc.	9,614,741
261,400	Ensco International PLC (SP ADR) (United Kingdom)	13,760,096
319,300	Nabors Industries, Ltd. (1)	5,945,366
354,300	Weatherford International, Ltd. (1)	5,930,982

	Total Energy Equipment & Services	35,251,185

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Food Products (3.2%)
418,600	Kraft Foods, Inc.	$16,032,380

	Health Care Equipment & Supplies (3.2%)
558,380	Hologic, Inc. (1)	11,385,368
114,600	Medtronic, Inc.	4,420,122

	Total Health Care Equipment & Supplies	15,805,490

	Health Care Providers & Services (1.0%)
938,350	Tenet Healthcare Corp. (1)	4,963,872

	Household Durables (2.1%)
479,463	Lennar Corp.	10,303,660

	Household Products (4.2%)
117,800	Energizer Holdings, Inc. (1)	9,084,736
162,650	Kimberly-Clark Corp.	11,639,234

	Total Household Products	20,723,970

	Independent Power Producers & Energy Traders (1.6%)
642,600	AES Corporation (The)(1)	8,199,576

	Industrial Conglomerates (5.3%)
754,700	General Electric Co.	14,120,437
236,825	Tyco International, Ltd.	12,066,234

	Total Industrial Conglomerates	26,186,671

	Insurance (2.8%)
242,500	Travelers Cos., Inc. (The)	14,137,750

	Internet Software & Services (0.8%)
258,800	Yahoo!, Inc. (1)	4,003,636

	Life Sciences Tools & Services (0.9%)
82,800	Thermo Fisher Scientific, Inc. (1)	4,380,120

	Machinery (1.7%)
424,800	Terex Corp. (1)	8,411,040

	Media (5.6%)
247,700	CBS Corp. - Class B	7,054,496
532,900	Comcast Corp.	14,169,811

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Media (Continued)
174,316	Time Warner, Inc.	$6,460,151

	Total Media	27,684,458

	Metals & Mining (2.7%)
728,500	Alcoa, Inc.	7,401,560
83,500	Cliffs Natural Resources, Inc.	6,032,875

	Total Metals & Mining	13,434,435

	Oil, Gas & Consumable Fuels (8.0%)
81,700	Anadarko Petroleum Corp.	6,594,824
172,800	Chevron Corp.	17,812,224
133,500	Devon Energy Corp.	8,518,635
289,800	Valero Energy Corp.	6,952,302

	Total Oil, Gas & Consumable Fuels	39,877,985

	Paper & Forest Products (1.1%)
183,300	MeadWestvaco Corp.	5,396,352

	Pharmaceuticals (6.6%)
113,800	Johnson & Johnson	7,500,558
375,200	Mylan, Inc. (1)	7,785,400
820,300	Pfizer, Inc.	17,554,420

	Total Pharmaceuticals	32,840,378

	Semiconductors & Semiconductor Equipment (3.4%)
532,900	Intel Corp.	14,079,218
69,900	Lam Research Corp. (1)	2,977,041

	Total Semiconductors & Semiconductor Equipment	17,056,259

	Software (2.7%)
242,900	CA, Inc.	6,261,962
418,100	Symantec Corp. (1)	7,187,139

	Total Software	13,449,101

	Specialty Retail (4.9%)
436,920	Gap, Inc. (The)	8,292,742
362,200	Home Depot, Inc. (The)	16,078,058

	Total Specialty Retail	24,370,800

	Total Common Stock (Cost: $462,478,231) (98.3%)	489,201,826

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $6,720,048) (1.3%)
$6,720,048	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $5,805,000 U.S. Treasury Note, 3.625%, due 02/15/21, valued at $6,855,833) (Total Amount to be Received Upon Repurchase $6,720,049)	$6,720,048

	Total Investments (Cost: $469,198,279) (99.6%)	495,921,874
	Excess of Other Assets over Liabilities (0.4%)	1,983,200

	Net Assets (100.0%)	$497,905,074

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	5.8%
Auto Components	1.3
Capital Markets	4.6
Communications Equipment	1.8
Computers & Peripherals	2.9
Consumer Finance	2.4
Diversified Financial Services	4.1
Diversified Telecommunication Services	2.0
Electric Utilities	2.2
Electronic Equipment, Instruments & Components	2.3
Energy Equipment & Services	7.1
Food Products	3.2
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	1.0
Household Durables	2.1
Household Products	4.2
Independent Power Producers & Energy Traders	1.6
Industrial Conglomerates	5.3
Insurance	2.8
Internet Software & Services	0.8
Life Sciences Tools & Services	0.9
Machinery	1.7
Media	5.6
Metals & Mining	2.7
Oil, Gas & Consumable Fuels	8.0
Paper & Forest Products	1.1
Pharmaceuticals	6.6
Semiconductors & Semiconductor Equipment	3.4
Software	2.7
Specialty Retail	4.9
Short-Term Investments	1.3

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.0% of Net Assets)
143,060	Precision Castparts Corp.	$23,416,061

	Air Freight & Logistics (5.9%)
395,224	C.H. Robinson Worldwide, Inc.	27,207,220
417,611	Expeditors International of Washington, Inc.	18,646,331

	Total Air Freight & Logistics	45,853,551

	Capital Markets (1.6%)
1,037,750	Charles Schwab Corp. (The)	12,089,787

	Chemicals (3.3%)
238,000	Praxair, Inc.	25,275,600

	Communications Equipment (5.7%)
142	Comverse Technology, Inc. (1)	895
753,783	Qualcomm, Inc.	44,337,516

	Total Communications Equipment	44,338,411

	Computers & Peripherals (7.2%)
121,370	Apple, Inc. (1)	55,402,978

	Electrical Equipment (1.4%)
138,631	Rockwell Automation, Inc.	10,795,196

	Energy Equipment & Services (9.3%)
451,023	FMC Technologies, Inc. (1)	23,051,785
438,430	Oceaneering International, Inc. (1)	21,303,314
363,316	Schlumberger, Ltd.	27,310,464

	Total Energy Equipment & Services	71,665,563

	Food & Staples Retailing (2.1%)
200,424	Costco Wholesale Corp.	16,488,882

	Food Products (3.0%)
315,300	Mead Johnson Nutrition Co.	23,360,577

	Health Care Equipment & Supplies (4.0%)
32,634	Intuitive Surgical, Inc. (1)	15,008,703
247,877	Varian Medical Systems, Inc. (1)	16,327,658

	Total Health Care Equipment & Supplies	31,336,361

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Health Care Technology (3.7%)
473,566	Cerner Corp. (1)	$28,835,434

	Insurance (3.0%)
335,200	ACE, Ltd.	23,329,920

	Internet & Catalog Retail (5.8%)
109,935	Amazon.com, Inc. (1)	21,375,761
43,800	Priceline.com, Inc. (1)	23,191,224

	Total Internet & Catalog Retail	44,566,985

	Internet Software & Services (5.7%)
131,575	Baidu.com, Inc. (SP ADR) (China)(1)	16,778,444
47,224	Google, Inc. (1)	27,395,115

	Total Internet Software & Services	44,173,559

	IT Services (5.5%)
325,671	Cognizant Technology Solutions Corp. (1)	23,366,894
194,206	Visa, Inc.	19,544,892

	Total IT Services	42,911,786

	Life Sciences Tools & Services (3.1%)
487,509	Life Technologies Corp. (1)	23,610,061

	Metals & Mining (2.1%)
463,500	Silver Wheaton Corp.	16,505,235

	Oil, Gas & Consumable Fuels (4.1%)
314,800	Occidental Petroleum Corp.	31,407,596

	Pharmaceuticals (3.5%)
311,075	Allergan, Inc.	27,346,603

	REIT (5.2%)
628,432	American Tower Corp.	39,911,716

	Semiconductors & Semiconductor Equipment (2.2%)
597,125	ARM Holdings PLC (SP ADR) (United Kingdom)	17,244,970

	Software (5.3%)
184,737	Salesforce.com, Inc. (1)	21,577,282

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Software (Continued)
215,060	VMware, Inc. (1)	$19,628,526

	Total Software	41,205,808

	Trading Companies & Distributors (0.5%)
87,087	Fastenal Co.	4,065,221

	Total Common Stock (Cost: $519,574,506) (96.2%)	745,137,861

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $28,039,876) (3.6%)
$28,039,876	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $24,220,000 U.S. Treasury Note, 3.625%, due 02/15/21, valued at $28,604,353) (Total Amount to be Received Upon Repurchase $28,039,883)	28,039,876

	Total Investments (Cost: $547,614,382) (99.8%)	773,177,737
	Excess of Other Assets over Liabilities (0.2%)	1,788,891

	Net Assets (100.0%)	$774,966,628

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	3.0%
Air Freight & Logistics	5.9
Capital Markets	1.6
Chemicals	3.3
Communications Equipment	5.7
Computers & Peripherals	7.2
Electrical Equipment	1.4
Energy Equipment & Services	9.3
Food & Staples Retailing	2.1
Food Products	3.0
Health Care Equipment & Supplies	4.0
Health Care Technology	3.7
Insurance	3.0
Internet & Catalog Retail	5.8
Internet Software & Services	5.7
IT Services	5.5
Life Sciences Tools & Services	3.1
Metals & Mining	2.1
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	3.5
REIT	5.2
Semiconductors & Semiconductor Equipment	2.2
Software	5.3
Trading Companies & Distributors	0.5
Short-Term Investments	3.6

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Biotechnology (6.2% of Net Assets)
339,057	Ardea Biosciences, Inc. (1)	$6,167,447
1,004,406	ArQule, Inc. (1)	7,934,807
446,848	AVEO Pharmaceuticals, Inc. (1)	5,889,457
325,661	BioMimetic Therapeutics, Inc. (1)	641,552
1,994,112	Chelsea Therapeutics International, Ltd. (1)	8,973,504
3,598,614	Human Genome Sciences, Inc. (1)	35,410,362
491,700	Ironwood Pharmaceuticals, Inc. (1)	7,375,500
358,350	Targacept, Inc. (1)	2,178,768

	Total Biotechnology	74,571,397

	Capital Markets (1.5%)
378,878	Greenhill & Co., Inc.	17,640,560

	Chemicals (0.8%)
272,900	Balchem Corp.	10,326,536

	Commercial Banks (3.3%)
685,800	SVB Financial Group (1)	39,803,832

	Commercial Services & Supplies (1.6%)
298,584	Clean Harbors, Inc. (1)	18,945,155

	Communications Equipment (3.4%)
1,837,583	Aruba Networks, Inc. (1)	40,757,591
29,605	Procera Networks, Inc. (1)	498,252

	Total Communications Equipment	41,255,843

	Computers & Peripherals (3.3%)
1,336,263	Fusion-io, Inc. (1)	30,881,038
244,561	Stratasys, Inc. (1)	8,987,617

	Total Computers & Peripherals	39,868,655

	Consumer Finance (2.4%)
1,016,369	Green Dot Corp. (1)	28,844,552

	Electronic Equipment, Instruments & Components (6.4%)
296,850	Cognex Corp.	12,334,117
1,678	Coherent, Inc. (1)	93,767
460,956	FARO Technologies, Inc. (1)	25,020,692
728,925	InvenSense, Inc. (1)	12,019,973

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (Continued)
123,200	IPG Photonics Corp. (1)	$6,503,728
491,820	Universal Display Corp. (1)	20,710,540

	Total Electronic Equipment, Instruments & Components	76,682,817

	Energy Equipment & Services (4.6%)
214,880	Core Laboratories N.V. (Netherlands)	22,826,703
435,442	Lufkin Industries, Inc.	32,753,947

	Total Energy Equipment & Services	55,580,650

	Food & Staples Retailing (5.1%)
353,137	Pricesmart, Inc.	23,536,581
860,800	United Natural Foods, Inc. (1)	37,918,240

	Total Food & Staples Retailing	61,454,821

	Food Products (1.1%)
254,700	Green Mountain Coffee Roasters, Inc. (1)	13,585,698

	Health Care Equipment & Supplies (7.0%)
1,467,144	DexCom, Inc. (1)	16,094,570
1,583,904	Endologix, Inc. (1)	20,559,074
83,595	HeartWare International, Inc. (1)	5,787,282
153,377	MAKO Surgical Corp. (1)	5,487,829
610,897	NxStage Medical, Inc. (1)	10,959,492
892,783	Volcano Corp. (1)	25,042,563

	Total Health Care Equipment & Supplies	83,930,810

	Health Care Technology (0.0%)
40,128	Merge Healthcare, Inc. (1)	219,901

	Hotels, Restaurants & Leisure (4.4%)
1,586,371	7 Days Group Holdings, Ltd. (ADR) (China)(1)	23,319,654
395,786	BJ’s Restaurants, Inc. (1)	19,801,173
163,699	Peet’s Coffee & Tea, Inc. (1)	9,956,173

	Total Hotels, Restaurants & Leisure	53,077,000

	Household Durables (4.5%)
870,600	Harman International Industries, Inc.	36,739,320
517,692	iRobot Corp. (1)	17,104,544

	Total Household Durables	53,843,864

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (2.2%)
1,137,906	Makemytrip, Ltd. (1)	$26,774,928

	Internet Software & Services (1.3%)
339,820	Cornerstone OnDemand, Inc. (1)	6,198,317
190,605	OpenTable, Inc. (1)	9,181,443

	Total Internet Software & Services	15,379,760

	IT Services (2.6%)
1,186,995	Higher One Holdings, Inc. (1)	20,107,695
669,000	ServiceSource International, Inc. (1)	11,319,480

	Total IT Services	31,427,175

	Life Sciences Tools & Services (0.6%)
460,191	Fluidigm Corp. (1)	6,843,040

	Machinery (2.6%)
320,669	Chart Industries, Inc. (1)	17,880,503
319,100	Westport Innovations, Inc. (1)	13,274,560

	Total Machinery	31,155,063

	Metals & Mining (3.2%)
535,860	Carpenter Technology Corp.	28,121,933
342,900	Materion Corp. (1)	10,084,689

	Total Metals & Mining	38,206,622

	Oil, Gas & Consumable Fuels (3.2%)
551,894	Approach Resources, Inc. (1)	19,388,036
380,812	GeoResources, Inc. (1)	11,656,655
601,005	Houston American Energy Corp. (1)	7,422,412

	Total Oil, Gas & Consumable Fuels	38,467,103

	Pharmaceuticals (5.6%)
225,077	Auxilium Pharmaceuticals, Inc. (1)	4,472,280
1,739,320	Corcept Therapeutics, Inc. (1)	5,965,868
1,290,500	Impax Laboratories, Inc. (1)	24,351,735
423,033	MAP Pharmaceuticals, Inc. (1)	5,985,917
631,930	Optimer Pharmaceuticals, Inc. (1)	8,196,132

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Pharmaceuticals (Continued)
384,900	Salix Pharmaceuticals, Ltd. (1)	$18,552,180

	Total Pharmaceuticals	67,524,112

	Road & Rail (1.6%)
63,811	Genesee & Wyoming, Inc. (1)	3,962,663
220,701	Kansas City Southern (1)	15,148,917

	Total Road & Rail	19,111,580

	Semiconductors & Semiconductor Equipment (1.0%)
209,102	MaxLinear, Inc. (1)	1,248,339
316,909	Power Integrations, Inc.	11,405,555

	Total Semiconductors & Semiconductor Equipment	12,653,894

	Software (11.7%)
175,190	Guidewire Software, Inc. (1)	3,158,676
162,400	MicroStrategy, Inc. (1)	18,695,488
429,349	Opnet Technologies, Inc.	15,220,422
763,910	Pegasystems, Inc.	21,664,488
1,312,959	PROS Holdings, Inc. (1)	21,296,195
914,066	QLIK Technologies, Inc. (1)	25,776,661
834,200	Take-Two Interactive Software, Inc. (1)	13,013,520
330,331	Ultimate Software Group, Inc. (The) (1)	22,029,774

	Total Software	140,855,224

	Specialty Retail (1.0%)
673,338	Teavana Holdings, Inc. (1)	12,779,955

	Textiles, Apparel & Luxury Goods (3.7%)
1,486,500	Crocs, Inc. (1)	28,273,230
392,686	Steven Madden, Ltd. (1)	16,155,102

	Total Textiles, Apparel & Luxury Goods	44,428,332

	Trading Companies & Distributors (2.9%)
561,309	WESCO International, Inc. (1)	35,295,110

	Total Common Stock (Cost: $1,056,015,684) (98.8%)	1,190,533,989

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $12,750,791) (1.0%)
$12,750,791	State Street Bank & Trust Company, 0.01%, due 02/01/12, (collateralized by $11,015,000, U.S. Treasury Note, 3.625%, due 02/15/21, valued at $13,008,957) (Total Amount to be Received Upon Repurchase $12,750,795)	$12,750,791

	Total Investments (Cost: $1,068,766,475) (99.8%)	1,203,284,780
	Excess of Other Assets over Liabilities (0.2%)	2,020,943

	Net Assets (100.0%)	$1,205,305,723

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Biotechnology	6.2%
Capital Markets	1.5
Chemicals	0.8
Commercial Banks	3.3
Commercial Services & Supplies	1.6
Communications Equipment	3.4
Computers & Peripherals	3.3
Consumer Finance	2.4
Electronic Equipment, Instruments & Components	6.4
Energy Equipment & Services	4.6
Food & Staples Retailing	5.1
Food Products	1.1
Health Care Equipment & Supplies	7.0
Health Care Technology	0.0 (1)
Hotels, Restaurants & Leisure	4.4
Household Durables	4.5
Internet & Catalog Retail	2.2
Internet Software & Services	1.3
IT Services	2.6
Life Sciences Tools & Services	0.6
Machinery	2.6
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	5.6
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	1.0
Software	11.7
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	3.7
Trading Companies & Distributors	2.9
Short-Term Investments	1.0

Total	99.8%

(1)	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Biotechnology (6.6% of Net Assets)
12,762	Ardea Biosciences, Inc. (1)	$232,141
54,146	Chelsea Therapeutics International, Ltd. (1)	243,657
131,240	Human Genome Sciences, Inc. (1)	1,291,402
17,411	Ironwood Pharmaceuticals, Inc. (1)	261,165
13,140	Targacept, Inc. (1)	79,891
18,550	Vertex Pharmaceuticals, Inc. (1)	685,422

	Total Biotechnology	2,793,678

	Capital Markets (3.8%)
19,402	Stifel Financial Corp. (1)	699,636
16,055	T. Rowe Price Group, Inc.	928,621

	Total Capital Markets	1,628,257

	Chemicals (0.9%)
2,200	CF Industries Holdings, Inc.	390,236

	Commercial Banks (3.4%)
24,950	SVB Financial Group (1)	1,448,098

	Commercial Services & Supplies (1.6%)
10,806	Clean Harbors, Inc. (1)	685,641

	Communications Equipment (6.7%)
65,559	Aruba Networks, Inc. (1)	1,454,099
11,600	F5 Networks, Inc. (1)	1,388,984

	Total Communications Equipment	2,843,083

	Computers & Peripherals (2.6%)
48,168	Fusion-io, Inc. (1)	1,113,163

	Electrical Equipment (1.0%)
10,565	Polypore International, Inc. (1)	402,315

	Electronic Equipment, Instruments & Components (2.8%)
10,691	Cognex Corp.	444,211
60	Coherent, Inc. (1)	3,353
17,673	Universal Display Corp. (1)	744,210

	Total Electronic Equipment, Instruments & Components	1,191,774

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Energy Equipment & Services (7.2%)
7,855	Core Laboratories N.V. (Netherlands)	$834,437
15,729	Lufkin Industries, Inc.	1,183,135
21,260	Oceaneering International, Inc. (1)	1,033,023

	Total Energy Equipment & Services	3,050,595

	Food & Staples Retailing (3.2%)
31,205	United Natural Foods, Inc. (1)	1,374,580

	Food Products (1.2%)
9,240	Green Mountain Coffee Roasters, Inc. (1)	492,862

	Health Care Equipment & Supplies (6.1%)
53,488	DexCom, Inc. (1)	586,763
58,691	Endologix, Inc. (1)	761,809
3,040	HeartWare International, Inc. (1)	210,459
7,918	NxStage Medical, Inc. (1)	142,049
32,331	Volcano Corp. (1)	906,885

	Total Health Care Equipment & Supplies	2,607,965

	Hotels, Restaurants & Leisure (7.8%)
42,636	7 Days Group Holdings, Ltd. (ADR) (China)(1)	626,749
50,299	Ctrip.com International, Ltd. (ADR) (China)(1)	1,259,990
6,213	Peet’s Coffee & Tea, Inc. (1)	377,875
19,005	Starwood Hotels & Resorts Worldwide, Inc.	1,030,831

	Total Hotels, Restaurants & Leisure	3,295,445

	Household Durables (3.1%)
31,656	Harman International Industries, Inc. (1)	1,335,883

	Internet & Catalog Retail (1.1%)
20,010	Makemytrip, Ltd. (1)	470,835

	Internet Software & Services (1.6%)
5,865	LinkedIn Corp. (1)	423,160
3,745	SINA Corp. (China)(1)	263,161

	Total Internet Software & Services	686,321

	IT Services (1.6%)
40,205	Higher One Holdings, Inc. (1)	681,073

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (0.4%)
11,436	Fluidigm Corp. (1)	$170,053

	Machinery (1.5%)
11,432	Chart Industries, Inc. (1)	637,448

	Metals & Mining (3.0%)
28,330	Allegheny Technologies, Inc.	1,285,899

	Oil, Gas & Consumable Fuels (4.1%)
15,500	Carrizo Oil & Gas, Inc. (1)	376,495
21,685	Houston American Energy Corp. (1)	267,810
8,585	Rosetta Resources, Inc. (1)	411,994
13,900	Whiting Petroleum Corp. (1)	696,251

	Total Oil, Gas & Consumable Fuels	1,752,550

	Pharmaceuticals (4.8%)
23,800	Impax Laboratories, Inc. (1)	449,106
44,900	Mylan, Inc. (1)	931,675
13,875	Salix Pharmaceuticals, Ltd. (1)	668,775

	Total Pharmaceuticals	2,049,556

	Road & Rail (1.9%)
2,314	Genesee & Wyoming, Inc. (1)	143,699
9,845	Kansas City Southern (1)	675,761

	Total Road & Rail	819,460

	Semiconductors & Semiconductor Equipment (2.9%)
33,138	ARM Holdings PLC (SP ADR) (United Kingdom)	957,025
7,822	Power Integrations, Inc.	281,514

	Total Semiconductors & Semiconductor Equipment	1,238,539

	Software (7.8%)
16,815	ANSYS, Inc. (1)	1,017,139
15,570	Opnet Technologies, Inc.	551,957
32,852	QLIK Technologies, Inc. (1)	926,426
11,991	Ultimate Software Group, Inc. (The) (1)	799,680

	Total Software	3,295,202

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Specialty Retail (3.3%)
30,400	CarMax, Inc. (1)	$925,072
24,278	Teavana Holdings, Inc. (1)	460,797

	Total Specialty Retail	1,385,869

	Textiles, Apparel & Luxury Goods (5.7%)
7,590	Deckers Outdoor Corp. (1)	613,651
7,540	Fossil, Inc. (1)	716,677
47,844	Gildan Activewear, Inc. (1)	1,040,129
1,935	Michael Kors Holdings, Ltd. (1)	59,888

	Total Textiles, Apparel & Luxury Goods	2,430,345

	Total Common Stock (Cost: $42,804,599) (97.7%)	41,556,725

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $857,054)(2.0%)
$857,054	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $480,000, U.S. Treasury Note, 3.625%, due 02/15/21, valued at $566,891; $274,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $310,417) (Total Amount to be Received Upon Repurchase $857,054)	857,054

	Total Investments (Cost: $43,661,653) (99.7%)	42,413,779
	Excess of Other Assets over Liabilities (0.3%)	123,421

	Net Assets (100.0%)	$42,537,200

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Biotechnology	6.6%
Capital Markets	3.8
Chemicals	0.9
Commercial Banks	3.4
Commercial Services & Supplies	1.6
Communications Equipment	6.7
Computers & Peripherals	2.6
Electrical Equipment	1.0
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	7.2
Food & Staples Retailing	3.2
Food Products	1.2
Health Care Equipment & Supplies	6.1
Hotels, Restaurants & Leisure	7.8
Household Durables	3.1
Internet & Catalog Retail	1.1
Internet Software & Services	1.6
IT Services	1.6
Life Sciences Tools & Services	0.4
Machinery	1.5
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	4.8
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	2.9
Software	7.8
Specialty Retail	3.3
Textiles, Apparel & Luxury Goods	5.7
Short-Term Investments	2.0

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund
Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
11,900	Rockwell Collins, Inc.	$688,891
92,500	Textron, Inc.	2,356,900

	Total Aerospace & Defense	3,045,791

	Auto Components (1.8%)
1,350	Autoliv, Inc.	85,171
148,500	Dana Holding Corp. (1)	2,205,225
6,650	Tenneco, Inc. (1)	213,465

	Total Auto Components	2,503,861

	Beverages (2.0%)
26,808	Beam, Inc.	1,402,326
32,574	Molson Coors Brewing Co. - Class B	1,397,099

	Total Beverages	2,799,425

	Capital Markets (3.4%)
13,900	Cohen & Steers, Inc.	469,403
94,588	Invesco, Ltd.	2,134,851
156,151	Knight Capital Group, Inc. (1)	2,028,402
2,750	Lazard, Ltd.	78,980

	Total Capital Markets	4,711,636

	Chemicals (5.4%)
14,330	Albemarle Corp.	921,562
38,638	Celanese Corp.	1,882,057
46,214	Cytec Industries, Inc.	2,304,230
36,958	International Flavors & Fragrances, Inc.	2,062,626
12,600	PolyOne Corp.	181,692

	Total Chemicals	7,352,167

	Commercial Banks (4.9%)
23,050	Boston Private Financial Holdings, Inc.	189,932
23,066	Comerica, Inc.	638,236
105,175	First Horizon National Corp. (1)	918,178
149,858	Fulton Financial Corp.	1,392,181
231,493	KeyCorp	1,798,700
563,038	Synovus Financial Corp.	979,686
82,042	TCF Financial Corp.	823,702

	Total Commercial Banks	6,740,615

	Commercial Services & Supplies (0.1%)
7,000	Tetra Tech, Inc. (1)	161,910

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Communications Equipment (2.0%)
484,700	Brocade Communications Systems, Inc. (1)	$2,719,167

	Computers & Peripherals (4.1%)
145,900	Seagate Technology PLC (Netherlands)(1)	3,084,326
67,626	Western Digital Corp. (1)	2,458,205

	Total Computers & Peripherals	5,542,531

	Construction & Engineering (1.3%)
39,903	Jacobs Engineering Group, Inc. (1)	1,786,058

	Containers & Packaging (0.3%)
12,250	Packaging Corp. of America	344,715

	Distributors (0.2%)
6,650	Pool Corp.	226,300

	Diversified Financial Services (0.3%)
51,950	KKR Financial Holdings LLC	459,758

	Diversified Telecommunication Services (1.3%)
145,974	Windstream Corp.	1,761,906

	Electric Utilities (1.6%)
86,194	Hawaiian Electric Industries, Inc.	2,236,734

	Electrical Equipment (0.1%)
10,650	GrafTech International, Ltd. (1)	174,873

	Electronic Equipment, Instruments & Components (1.9%)
75,296	Avnet, Inc. (1)	2,625,572

	Energy Equipment & Services (4.4%)
33,574	Ensco International PLC (SP ADR) (United Kingdom)	1,767,335
7,400	Key Energy Services, Inc. (1)	107,152
85,182	Nabors Industries, Ltd. (1)	1,586,089
57,450	Newpark Resources, Inc. (1)	467,643
2,800	Patterson-UTI Energy, Inc.	52,836
10,800	Pioneer Drilling Co. (1)	96,336
119,587	Weatherford International, Ltd. (1)	2,001,887

	Total Energy Equipment & Services	6,079,278

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Food Products (0.4%)
13,400	Campbell Soup Co.	$424,780
3,800	Snyders-Lance, Inc.	87,362

	Total Food Products	512,142

	Health Care Equipment & Supplies (1.2%)
83,542	Hologic, Inc. (1)	1,703,421

	Health Care Providers & Services (4.1%)
6,900	Catalyst Health Solutions, Inc. (1)	377,844
52,936	CIGNA Corp.	2,373,121
59,892	Coventry Health Care, Inc. (1)	1,800,952
14,700	Kindred Healthcare, Inc. (1)	180,369
112,296	Tenet Healthcare Corp. (1)	594,046
13,200	Triple-S Management Corp. - Class B (1)	281,556

	Total Health Care Providers & Services	5,607,888

	Hotels, Restaurants & Leisure (2.7%)
59,332	International Speedway Corp.	1,530,172
53,724	Marriott International, Inc.	1,850,792
5,772	Marriott Vacations Worldwide Corp. (1)	119,769
25,150	Pinnacle Entertainment, Inc. (1)	243,955

	Total Hotels, Restaurants & Leisure	3,744,688

	Household Durables (5.4%)
1,800	Harman International Industries, Inc.	75,960
72,600	Jarden Corp.	2,445,894
25,650	KB HOME	231,363
98,820	Lennar Corp.	2,123,642
12,855	PulteGroup, Inc. (1)	95,770
110,365	Toll Brothers, Inc. (1)	2,407,060

	Total Household Durables	7,379,689

	Household Products (2.1%)
36,695	Energizer Holdings, Inc. (1)	2,829,918

	Independent Power Producers & Energy Traders (0.4%)
43,900	AES Corporation (The) (1)	560,164

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Insurance (5.1%)
58,286	Arch Capital Group, Ltd. (1)	$2,101,210
41,108	Lincoln National Corp.	885,466
19,600	MBIA, Inc. (1)	241,472
8,963	PartnerRe, Ltd.	586,360
18,900	Reinsurance Group of America, Inc.	1,029,861
56,300	Willis Group Holdings PLC	2,188,381

	Total Insurance	7,032,750

	Internet & Catalog Retail (0.8%)
35,126	Expedia, Inc.	1,137,029

	IT Services (0.7%)
70,800	Global Cash Access Holdings, Inc. (1)	375,240
25,300	PRGX Global, Inc. (1)	153,571
17,585	Unisys Corp. (1)	368,757

	Total IT Services	897,568

	Life Sciences Tools & Services (1.8%)
56,163	Covance, Inc. (1)	2,460,501

	Machinery (7.3%)
5,900	AGCO Corp. (1)	300,487
32,619	Dover Corp.	2,068,371
5,000	Gardner Denver, Inc.	373,000
12,869	Joy Global, Inc.	1,167,090
55,600	Kennametal, Inc.	2,396,916
28,545	SPX Corp.	1,987,588
85,708	Terex Corp. (1)	1,697,018

	Total Machinery	9,990,470

	Media (0.2%)
24,450	Sinclair Broadcast Group, Inc.	300,246

	Metals & Mining (3.4%)
2,650	Allegheny Technologies, Inc.	120,284
19,900	Cliffs Natural Resources, Inc.	1,437,775
120,907	Commercial Metals Co.	1,733,806
64,600	Thompson Creek Metals Co., Inc. (1)	544,578
40,900	Worthington Industries, Inc.	752,969

	Total Metals & Mining	4,589,412

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Multi-Utilities (1.7%)
17,000	Avista Corp.	$430,780
17,509	Consolidated Edison, Inc.	1,032,331
12,100	NorthWestern Corp.	425,194
12,300	Wisconsin Energy Corp.	418,200

	Total Multi-Utilities	2,306,505

	Oil, Gas & Consumable Fuels (4.7%)
45,950	Arch Coal, Inc.	663,058
114,694	Denbury Resources, Inc. (1)	2,163,129
38,498	Murphy Oil Corp.	2,294,481
55,000	Tesoro Corp. (1)	1,376,650

	Total Oil, Gas & Consumable Fuels	6,497,318

	Paper & Forest Products (0.1%)
8,700	P.H. Glatfelter Co.	128,586

	Pharmaceuticals (1.2%)
75,750	Mylan, Inc. (1)	1,571,813

	Professional Services (0.3%)
35,650	On Assignment, Inc. (1)	399,637

	Real Estate Management & Development (0.2%)
4,150	Jones Lang LaSalle, Inc.	326,854

	REIT (7.3%)
5,600	Agree Realty Corp.	139,776
11,169	Boston Properties, Inc.	1,162,135
14,576	Digital Realty Trust, Inc.	1,032,855
17,259	Health Care REIT, Inc.	987,387
23,712	Home Properties, Inc.	1,412,761
23,472	Kilroy Realty Corp.	977,139
107,045	Kimco Realty Corp.	1,953,571
45,313	Liberty Property Trust	1,508,470
19,020	Regency Centers Corp.	785,907

	Total REIT	9,960,001

	Semiconductors & Semiconductor Equipment (5.0%)
75,127	Broadcom Corp. (1)	2,579,861
36,150	International Rectifier Corp. (1)	824,220

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
9,700	Lam Research Corp. (1)	$413,123
65,376	Maxim Integrated Products, Inc.	1,754,692
8,800	Novellus Systems, Inc. (1)	414,920
50,300	Teradyne, Inc. (1)	822,405

	Total Semiconductors & Semiconductor Equipment	6,809,221

	Specialty Retail (4.6%)
159,905	American Eagle Outfitters, Inc.	2,253,061
7,700	ANN, Inc. (1)	186,802
9,550	Asbury Automotive Group, Inc. (1)	218,791
53,069	Foot Locker, Inc.	1,392,531
46,850	GameStop Corp. (1)	1,094,416
61,900	Gap, Inc. (The)	1,174,862

	Total Specialty Retail	6,320,463

	Wireless Telecommunication Services (0.2%)
96,200	Sprint Nextel Corp. (1)	203,944

	Total Common Stock (Cost: $116,693,230) (98.2%)	134,542,525

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,228,572) (1.6%)
$2,228,572	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $1,925,000, U.S. Treasury Note, 3.625%, due 02/15/21, valued at $2,273,467) (Total Amount to be Received Upon Repurchase $2,228,573)	2,228,572

	Total Investments (Cost: $118,921,802) (99.8%)	136,771,097
	Excess of Other Assets over Liabilities (0.2%)	296,580

	Net Assets (100.0%)	$137,067,677

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Auto Components	1.8
Beverages	2.0
Capital Markets	3.4
Chemicals	5.4
Commercial Banks	4.9
Commercial Services & Supplies	0.1
Communications Equipment	2.0
Computers & Peripherals	4.1
Construction & Engineering	1.3
Containers & Packaging	0.3
Distributors	0.2
Diversified Financial Services	0.3
Diversified Telecommunication Services	1.3
Electric Utilities	1.6
Electrical Equipment	0.1
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	4.4
Food Products	0.4
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	4.1
Hotels, Restaurants & Leisure	2.7
Household Durables	5.4
Household Products	2.1
Independent Power Producers & Energy Traders	0.4
Insurance	5.1
Internet & Catalog Retail	0.8
IT Services	0.7
Life Sciences Tools & Services	1.8
Machinery	7.3
Media	0.2
Metals & Mining	3.4
Multi-Utilities	1.7
Oil, Gas & Consumable Fuels	4.7
Paper & Forest Products	0.1
Pharmaceuticals	1.2
Professional Services	0.3
REIT	7.3
Real Estate Management & Development	0.2
Semiconductors & Semiconductor Equipment	5.0
Specialty Retail	4.6
Wireless Telecommunication Services	0.2
Short-Term Investments	1.6

Total	99.8%

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (58.3% of Net Assets)
549,806	TCW Money Market Fund - I Class (1)	$549,806
618,883	TCW Total Return Bond Fund - I Class (1)	6,034,111

	Total Diversified Fixed Income Funds	6,583,917

	Diversified U.S. Equity Funds (36.1%)
19,812	TCW Growth Equities Fund - I Class (1)(2)	285,493
67,027	TCW Relative Value Large Cap Fund - I Class (1)	923,629
153,836	TCW Select Equities Fund - I Class (1)(2)	2,869,034

	Total Diversified U.S. Equity Funds	4,078,156

	Exchange-Traded Fund (4.7%)
26,620	ProShares UltraShort Euro(2)	528,141

	Total Investment Companies (Cost: $10,680,508) (99.1%)	11,190,214

	Total Investments (Cost: $10,680,508) (99.1%)	11,190,214
	Excess of Other Assets over Liabilities (0.9%)	103,007

	Net Assets (100.0%)	$11,293,221

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	58.3%
Diversified U.S. Equity Funds	36.1
Exchange-Traded Funds	4.7

Total	99.1%

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (28.5% of Net Assets)
77,091	Metropolitan West High Yield Bond Fund - I Class (1)	$770,906
41,111	Metropolitan West Total Return Bond Fund - I Class (1)	431,670
226,048	TCW Total Return Bond Fund - I Class (1)	2,203,967

	Total Diversified Fixed Income Funds	3,406,543

	Diversified U.S. Equity Funds (50.8%)
53,411	TCW Growth Equities Fund - I Class (1)(2)	769,648
96,811	TCW Relative Value Large Cap Fund - I Class (1)	1,334,049
179,081	TCW Select Equities Fund - I Class (1)(2)	3,339,869
33,860	TCW Value Opportunities Fund - I Class (1)	639,615

	Total Diversified U.S. Equity Funds	6,083,181

	Exchange-Traded Funds (20.3%)
11,000	iShares MSCI Japan Index Fund	104,940
71,710	ProShares UltraShort Euro(2)	1,422,727
21,980	ProShares UltraShort MSCI Europe(2)	904,037

	Total Exchange-Traded Funds	2,431,704

	Total Investment Companies (Cost: $10,824,994) (99.6%)	11,921,428

	Total Investments (Cost: $10,824,994) (99.6%)	11,921,428
	Excess of Other Assets over Liabilities (0.4%)	47,066

	Net Assets (100.0%)	$11,968,494

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry*	Percentage of Net Assets
Diversified Fixed Income Funds	28.5%
Diversified U.S. Equity Funds	50.8
Exchange-Traded Funds	20.3

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Investment Companies	Value
	Diversified International Fixed Income Funds (3.3% of Net Assets)
5,759	TCW Emerging Markets Income Fund - I Class (1)	$49,062

	Diversified U.S. Equity Funds (44.9%)
3,175	TCW Growth Equities Fund - I Class (1)(2)	45,745
15,153	TCW Relative Value Large Cap Fund - I Class (1)	208,807
17,659	TCW Select Equities Fund - I Class (1)(2)	329,332
1,250	TCW Small Cap Growth Fund - I Class (1)(2)	35,592
2,451	TCW Value Opportunities Fund - I Class (1)	46,290

	Total Diversified U.S. Equity Funds	665,766

	Diversified U.S. Fixed Income Funds (9.9%)
2,623	Metropolitan West High Yield Bond Fund - I Class (1)	26,233
12,356	TCW Total Return Bond Fund - I Class (1)	120,475

	Total Diversified U.S. Fixed Income Funds	146,708

	Exchange-Traded Funds (40.5%)
2,030	iShares MSCI EAFE Index Fund	105,844
5,700	iShares MSCI Japan Index Fund	54,378
1,860	PowerShares DB Commodity Index Tracking Fund (2)	51,764
11,060	ProShares UltraShort Euro(2)	219,430
4,090	ProShares UltraShort MSCI Europe(2)	168,222

	Total Exchange-Traded Funds	599,638

	Total Investment Companies (Cost: $1,380,059) (98.6%)	1,461,174

	Total Investments (Cost: $1,380,059) (98.6%)	1,461,174
	Excess of Other Assets over Liabilities (1.4%)	20,681

	Net Assets (100.0%)	$1,481,855

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Diversified International Fixed Income Funds	3.3%
Diversified U.S. Equity Funds	44.9
Diversified U.S. Fixed Income Funds	9.9
Exchange-Traded Funds	40.5

Total	98.6%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price (or official closing price as reported) on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Investments in the Allocation Funds are valued based on the net asset value per share of the underlying funds.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund and TCW International Small Cap Fund that invest in foreign equity securities (exclusive of Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principals generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Short-Term investments. Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair value based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise, the fair values would categorized as Level 3. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Funds, with the exception of the TCW Emerging Markets Equities Fund and the TCW International Small Cap Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of January 31, 2012.

The following is a summary of the inputs used as of January 31, 2012 in valuing the TCW Emerging Markets Equities Fund and TCW International Small Cap Fund investments:

TCW Emerging Markets Equities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Air Freight & Logistics	$—	$51,372	$—	$51,372
Auto Components	—	166,160	—	166,160
Automobiles	—	178,073	—	178,073
Beverages	147,105	—	—	147,105
Chemicals	—	95,610	—	95,610
Commercial Banks	1,499,063	910,845	—	2,409,908
Communications Equipment	—	188,714	—	188,714
Construction & Engineering	—	70,469	—	70,469
Construction Materials	41,133	311,715	—	352,848
Diversified Telecommunication Services	429,014	81,648	—	510,662
Electrical Equipment	—	260,107	—	260,107
Electronic Equipment, Instruments & Components	—	247,116	—	247,116
Energy Equipment & Services	549,099	—	—	549,099
Exchange-Traded Fund (ETF)	100,739	—	—	100,739
Food & Staples Retailing	—	65,522	—	65,522
Food Products	112,460	204,780	—	317,240
Health Care Providers & Services	54,876	—	—	54,876
Hotels, Restaurants & Leisure	526,972	—	—	526,972
Household Durables	23,028	—	—	23,028
Insurance	—	232,332	—	232,332
Internet Software & Services	381,169	324,591	—	705,760
IT Services	64,001	—	—	64,001
Machinery	—	143,712	—	143,712
Media	78,880	236,506	—	315,386
Metals & Mining	670,370	797,410	—	1,467,780
Multiline Retail	173,538	—	—	173,538
Oil, Gas & Consumable Fuels	1,310,740	1,350,090	—	2,660,830
Personal Products	—	73,363	—	73,363
Pharmaceuticals	—	57,660	—	57,660
Professional Services	143,661	—	—	143,661
Real Estate Management & Development	185,978	94,498	—	280,476
Semiconductors & Semiconductor Equipment	—	878,898	—	878,898
Specialty Retail	—	114,406	—	114,406
Trading Companies & Distributors	—	111,750	—	111,750
Wireless Telecommunication Services	436,789	165,832	—	602,621

Total Common Stock	6,928,615	7,413,179	—	14,341,794

Preferred Stock
Automobiles	—	261,134	—	261,134
Commercial Banks	253,147	163,743	—	416,890
Metals & Mining	333,154	—	—	333,154
Multiline Retail	312,531	—	—	312,531

Total Preferred Stock	898,832	424,877	—	1,323,709

Total Equity Securities	7,827,447	7,838,056	—	15,665,503

Purchased Options	3,025	—	—	3,025

Short-Term Investment	—	99,356	—	99,356

Total	$7,830,472	$7,937,412	$—	$15,767,884

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stock
Biotechnology	$221,402	$—	$—	$221,402
Capital Markets	1,016,246	481,064	—	1,497,310
Commercial Banks	—	1,012,913	—	1,012,913
Commercial Services & Supplies	435,709	—	—	435,709
Consumer Finance	—	427,943	—	427,943
Diversified Financial Services	—	998,106	—	998,106
Exchange-Traded Fund (ETF)	574,575	—	—	574,575
Gas Utilities	—	507,986	—	507,986
Health Care Providers & Services	523,123	—	—	523,123
Insurance	509,959	—	—	509,959
Internet & Catalog Retail	—	359,947	—	359,947
Internet Software & Services	—	1,392,602	—	1,392,602
Media	—	1,498,557	—	1,498,557
Metals & Mining	5,189,100	2,704,362	—	7,893,462
Multiline Retail	—	531,550	—	531,550
Oil, Gas & Consumable Fuels	4,013,989	1,003,317	—	5,017,306
Personal Products	—	48,730	—	48,730
Professional Services	493,680	—	—	493,680
Real Estate Management & Development	1,232,704	1,219,728	—	2,452,432
Specialty Retail	—	981,640	—	981,640
Trading Companies & Distributors	—	698,207	—	698,207

Total Common Stock	14,210,487	13,866,652	—	28,077,139

Purchased Options	—	212,808	—	212,808

Short-Term Investment	—	461,070	—	461,070

Total	$14,210,487	$14,540,530	$—	$28,751,017

The TCW Emerging Markets Equities Fund had transfers of $71,056 out of Level 1 and into Level 2 of the fair value hierarchy during the period ended January 31, 2012. None of the other funds had any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2012.

The Funds held no investments or other financial instruments at January 31, 2012 whose fair value was categorized using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the three months ended January 31, 2012, the TCW Emerging Markets Equities Fund and TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands):

	Equity Risk	Foreign Exchange Risk	Total

TCW Emerging Markets Equities Fund
Asset Derivatives
Purchased Options	$3	$—	$3

Contracts†
Purchased Options	55	—	55

TCW International Small Cap Fund
Asset Derivatives
Purchased Options	$—	$213	$213

Contracts†
Purchased Options	—	150,000	150,000

†	Amount represents the number of contracts outstanding at the end of the period

Options. The TCW Emerging Markets Equities Fund and TCW International Small Cap Fund purchased call and put options on securities indices and on foreign currencies. A Fund may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. TCW Emerging Markets Equities Fund used purchased options to protect against declining European markets. TCW International Small Cap Fund used purchase options as a hedge against general U.S. dollar strength for the portfolio, and the Fund is using the Japanese Yen as the currency of choice. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Fund’s Schedule of Investments.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Note 2 – Federal Income Taxes

At January 31, 2012, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Dividend Focused Fund	$70,688,514	$(45,235,844)	$25,452,670	$592,134,863
TCW Emerging Markets Equities Fund	1,045,614	(1,866,892)	(821,278)	16,589,162
TCW Focused Equities	2,638,860	(2,042,556)	596,304	24,013,722
TCW Growth Fund	2,453,207	(1,305,719)	1,147,488	25,887,358
TCW Growth Equities Fund	18,256,541	(5,269,082)	12,987,459	82,332,896
TCW International Small Cap Fund	1,992,101	(4,105,581)	(2,113,480)	30,864,497
TCW Relative Value Large Cap Fund	50,885,316	(27,118,552)	23,766,764	472,155,110
TCW Select Equities Fund	229,967,276	(4,682,145)	225,285,131	547,892,606
TCW Small Cap Growth Fund	190,491,975	(65,870,155)	124,621,820	1,078,662,960
TCW SMID Cap Growth Fund	2,518,524	(4,408,612)	(1,890,088)	44,303,867
TCW Value Opportunities Fund	17,991,730	(4,352,590)	13,639,140	123,131,957
TCW Global Conservative Allocation Fund	522,616	(44,182)	478,434	10,711,780
TCW Global Moderate Allocation Fund	1,230,538	(165,801)	1,064,737	10,856,691
TCW Global Flexible Allocation Fund	74,499	(31,221)	43,278	1,417,896

Note 3 – Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the period November 1, 2011 through January 31, 2012 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Global Conservative Allocation Fund
Metropolitan West Total Return Bond Fund - I Class	242,047	—	242,047	—	$—
TCW Growth Equities Fund - I Class	68,146	795	49,129	19,812	285
TCW Money Market Fund - I Class	—	600,970	51,164	549,806	550
TCW Relative Value Large Cap Fund - I Class	123,307	627	56,907	67,027	924
TCW Select Equities Fund - I Class	182,727	1,877	30,768	153,836	2,869
TCW Total Return Bond Fund - I Class	396,413	279,410	56,940	618,883	6,034

Total					$10,662

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Global Moderate Allocation Fund
Metropolitan West High Yield Bond Fund - I Class	158,151	3,384	84,444	77,091	$771
Metropolitan West Total Return Bond Fund - I Class	74,081	877	33,847	41,111	432
TCW Growth Equities Fund - I Class	85,871	2,155	34,615	53,411	770
TCW Relative Value Large Cap Fund - I Class	132,834	912	36,935	96,811	1,334
TCW Select Equities Fund - I Class	177,890	2,197	1,006	179,081	3,340
TCW Total Return Bond Fund - I Class	150,349	76,963	1,264	226,048	2,204
TCW Value Opportunities Fund - I Class	33,836	213	189	33,860	639

Total					$9,490

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Global Flexible Allocation Fund
Metropolitan West High Yield Bond Fund - I Class	5,440	139	2,956	2,623	$26
TCW Emerging Markets Income Fund - I Class	17,636	216	12,093	5,759	49
TCW Growth Equities Fund - I Class	8,787	135	5,747	3,175	46
TCW Relative Value Large Cap Fund - I Class	20,051	150	5,048	15,153	209
TCW Select Equities Fund - I Class	19,723	228	2,292	17,659	329
TCW Small Cap Growth Fund - I Class	3,363	—	2,113	1,250	36
TCW Value Opportunities Fund - I Class	2,749	17	315	2,451	46
TCW Total Return Bond Fund - I Class	5,449	8,540	1,633	12,356	121

Total					$862

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2012.

Note 5 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Short-Term Investments	Value(1)
	Certificates of Deposit (1.7% of Net Assets)
$500,000	Barclays Bank PLC (United Kingdom), 0.825%, due 02/17/12 (2)	$500,036
1,000,000	Westpac Banking Corp of NY, 0.385%, due 07/17/12 (2)	1,000,003

	Total Certificates of Deposit (Cost: $1,500,039)	1,500,039

	Commercial Paper (8.4%)
1,000,000	Deutsche Bank Financial LLC, 0.54%, due 03/02/12	999,550
900,000	Govco LLC, (144A), 0.41%, due 02/24/12 (3)	899,764
900,000	Prudential Funding LLC, 0.17%, due 02/01/12	900,000
900,000	Rabobank USA Finance Corp, 0.18%, due 02/29/12	899,874
1,000,000	Standard Chartered Bank, (144A), 0.49%, due 03/15/12 (3)	999,415
900,000	Toyota Motor Credit Corp., 0.2%, due 02/23/12	899,890
900,000	UBS Finance Delaware LLC, 0.19%, due 02/10/12	899,957
875,000	Union Bank N.A., 0.26%, due 02/29/12	874,823

	Total Commercial Paper (Cost: $7,373,273)	7,373,273

	Corporate Bonds (21.5%)
600,000	American Express Credit Corp., 0.395%, due 02/24/12 (2)	599,924
1,000,000	Australia & New Zealand Banking Group, Ltd., (144A), 0.782%, due 07/07/12 (2)(3)	1,000,499
1,000,000	Bank of New York Mellon Corp. (The), 0.671%, due 03/23/12 (2)	1,000,175
1,400,000	Berkshire Hathaway, Inc., 0.624%, due 02/10/12 (2)	1,400,060
1,000,000	Boeing Capital Corp., 6.5%, due 02/15/12	1,002,331
653,000	Brown-Forman Corp., 5.2%, due 04/01/12	657,877
1,000,000	Cellco Partnership / Verizon Wireless Capital LLC, 5.25%, due 02/01/12	1,000,000
750,000	Citigroup, Inc., 5.25%, due 02/27/12	752,367
1,000,000	Commonwealth Bank of Australia (Australia), (144A), 0.396%, due 02/03/12 (2)(3)	1,000,000
1,000,000	Eli Lilly & Co., 6%, due 03/15/12	1,006,562
425,000	General Electric Capital Corp., 5.875%, due 02/15/12	425,830
1,400,000	Goldman Sachs Group, Inc. (The), 0.615%, due 02/06/12 (2)	1,399,983
1,000,000	Hewlett-Packard Co., 0.666%, due 09/13/12 (2)	997,712
1,000,000	Morgan Stanley, 0.47%, due 04/19/12 (2)	998,881
800,000	National Rural Utilities Cooperative Finance Corp., 7.25%, due 03/01/12	804,208
935,000	Nationwide Life Global Funding I, (144A), 0.611%, due 02/27/12 (2)(3)	934,965
1,204,000	PACCAR, Inc., 6.375%, due 02/15/12	1,206,647
1,200,000	Siemens Financieringsmaatschappij NV (Germany), (144A), 5.5%, due 02/16/12 (3)	1,202,427
450,000	Svenska Handelsbanken AB, (144A), 2.875%, due 09/14/12 (3)	455,414
1,000,000	Target Corp., 5.875%, due 03/01/12	1,004,255

	Total Corporate Bonds (Cost: $18,850,117)	18,850,117

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Short-Term Investments	Value(1)
	Government Agency Bonds (0.6%)
$500,000	General Electric Capital Corp., 0.74%, due 03/12/12 (2)(4)	$500,170

	Total Government Agency Bonds (Cost: $500,170)	500,170

	Municipal Bonds (2.0%)
240,000	Colorado State Health Facilities Authority, Revenue Bond, 5.5%, due 03/01/22 (Pre-refunded maturity date 03/01/12) (5)	241,013
500,000	Lawrence, MA, General Obligation Ltd, 5%, due 03/15/19 (Prerefunded Maturity date 3/15/12) (5)	507,809
965,000	New York State Thruway Authority, Personal Income Tax Revenue, 5.5%, due 03/15/14	971,084

	Total Municipal Bonds (Cost: $1,719,906)	1,719,906

Number of Shares
	Money Market Investments (3.3%)
900,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.13%	900,000
1,000,000	Dreyfus Institutional Cash Advantage Fund, 0.15%	1,000,000
1,000,000	Fidelity Institutional Money Market Portfolio - Class I, 0.26%	1,000,000

	Total Money Market Investments (Cost: $2,900,000)	2,900,000

Principal Amount
	Repurchase Agreements (62.2%)
$23,569,000	Bank of America, 0.15%, due 02/01/12 (collateralized by $20,437,500 US Treasury Note, 3.75%, due 11/15/18, valued at $24,040,482) (Total Amount to be Received Upon Repurchase $23,569,098)	23,569,000
31,000,000	Deutsche Bank LLC, 0.22%, due 02/01/12 (collateralized by $24,844,000 Federal Farm Credit Bank, 2%, due 11/23/15, valued at $25,060,336; $6,560,000 Federal Home Loan Discount Note, 0%, due 02/03/12, valued at $6,560,000) (Total Amount to be Received Upon Repurchase $31,000,189)	31,000,000
2,391	State Street Bank & Trust Company, 0.01%, due 02/01/12, (collateralized by $5,000, U.S. Treasury Note, 3.625% due 02/15/21, valued at $5,905) (Total Amount to be Received Upon Repurchase $2,391)	2,391

	Total Repurchase Agreements (Cost: $54,571,391)	54,571,391

	Total Investments (Cost: $87,414,896) (99.7%)	87,414,896
	Excess of Other Assets over Liabilities (0.3%)	250,434

	Net Assets (100.0%)	$87,665,330

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 1 under “Security Valuation”).

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2012

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $6,492,484 or 7.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)	Security backed by the U.S. government, issued under the FDIC Temporary Liquidity Guarantee (TLGP) Program.

(5)	The maturity dates shown are the stated maturity date and the scheduled maturity date, respectively. The scheduled maturity date is earlier than the stated maturity date due to the pre-determined call-date.

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Auto Manufacturers	2.4%
Banks	13.5
Beverages	0.8
Computers	1.1
Diversified Financial Services	5.8
Insurance	3.7
Investment Companies	3.3
Miscellaneous Manufacturers	1.4
Municipal Bonds	2.0
Pharmaceuticals	1.2
Repurchase Agreements (1)	62.2
Retail	1.2
Telecommunications	1.1

Total	99.7%

(1)	Collateralized by U.S. Government Agency and U.S Treasury securities.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (18.1%)
	Agriculture (0.1% of Net Assets)
$425,000	Altria Group, Inc., 8.5%, due 11/10/13	$481,118

	Airlines (0.8%)
1,250,000	American Airlines, Inc. Pass-Through Certificates, (11-2-A), 8.625%, due 10/15/21 (EETC)	1,329,688
428,523	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 11/01/20 (EETC)	471,375
77,440	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	84,022
1,220,956	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 07/08/16 (EETC)	1,388,837
953,218	Delta Air Lines, Inc. Pass-Through Certificates, (10-2A), 4.95%, due 05/23/19 (EETC)	998,496
624,261	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 04/01/22 (EETC)	683,565
725,792	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 04/22/23 (EETC)	704,018

	Total Airlines	5,660,001

	Auto Manufacturers (0.3%)
1,350,000	Daimler Finance North America LLC, (144A), 1.875%, due 09/15/14 (1)	1,343,142
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	380,573

	Total Auto Manufacturers	1,723,715

	Banks (7.4%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,259,645
1,000,000	Bank of America Corp., 2.13%, due 07/11/14 (2)	954,472
620,000	Bank of America Corp., 5.625%, due 10/14/16	642,288
1,600,000	Bank of America Corp., 5.625%, due 07/01/20	1,621,403
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,125,360
775,000	Bank of America Corp., 5.875%, due 01/05/21	796,832
165,000	Bank of America Corp., 7.375%, due 05/15/14	177,752
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,333,246
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,536,825
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	269,122
900,000	Barnett Capital III, 1.054%, due 02/01/27 (2)	612,623
1,000,000	Chase Capital II, 0.929%, due 02/01/27 (2)	710,000
2,500,000	Chase Capital VI, 1.054%, due 08/01/28 (2)	1,775,000
1,500,000	Citigroup, Inc., 2.157%, due 05/15/18 (2)	1,277,194
2,000,000	Citigroup, Inc., 4.45%, due 01/10/17	2,078,963
1,500,000	Citigroup, Inc., 4.5%, due 01/14/22	1,493,269

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$425,000	Citigroup, Inc., 6%, due 08/15/17	$465,466
275,000	Citigroup, Inc., 6.125%, due 05/15/18	302,182
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,519,327
1,550,000	Citigroup, Inc., 8.125%, due 07/15/39	2,009,634
725,000	Citigroup, Inc., 8.5%, due 05/22/19	885,824
3,000,000	Credit Suisse Guernsey, (Switzerland), 1.147%, due 05/29/49 (2)(3)	1,918,320
475,000	Credit Suisse New York, (Switzerland), 5.5%, due 05/01/14	506,765
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	549,528
475,000	First Chicago NBD Institutional Capital I, 0.979%, due 02/01/27 (2)	337,787
500,000	Goldman Sachs Group, Inc. (The), 1.435%, due 02/07/14 (2)	483,313
2,000,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	2,070,213
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	53,162
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,671,393
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	283,318
1,245,000	HSBC Holdings PLC, (United Kingdom), 4.875%, due 01/14/22	1,336,418
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,520,407
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	545,274
2,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	3,192,581
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	128,145
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	262,619
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	164,665
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	865,983
875,000	Lloyds TSB Bank PLC (United Kingdom), 6.375%, due 01/21/21	934,842
400,000	Morgan Stanley, 1.047%, due 10/15/15 (2)	355,677
575,000	Morgan Stanley, 5.45%, due 01/09/17	591,726
600,000	Morgan Stanley, 5.5%, due 07/24/20	591,546
750,000	Morgan Stanley, 5.625%, due 09/23/19	741,518
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,027,360
375,000	Morgan Stanley, 7.3%, due 05/13/19	409,032
1,875,000	Rabobank Nederland Utrecht, (Netherlands), 3.375%, due 01/19/17	1,925,703
450,000	Royal Bank of Scotland PLC (The) (United Kingdom), 3.95%, due 09/21/15	446,402
325,000	Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, due 03/16/15	328,985
1,000,000	Union Bank N.A., 3%, due 06/06/16	1,031,667
375,000	US Bank N.A., 6.3%, due 02/04/14	411,830
250,000	Wachovia Corp., 5.5%, due 05/01/13	263,974
550,000	Westpac Banking Corp. (Australia), 2.1%, due 08/02/13	557,578

	Total Banks	51,354,158

	Beverages (0.0%)
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	238,163

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Chemicals (0.1%)
$350,000	Rohm and Haas Co., 6%, due 09/15/17	$403,103

	Diversified Financial Services (2.3%)
543,106	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	602,287
350,000	American Express Co., 7.25%, due 05/20/14	394,288
1,565,000	General Electric Capital Corp., 0.815%, due 05/05/26 (2)	1,171,767
2,225,000	General Electric Capital Corp., 0.937%, due 08/15/36 (2)	1,657,218
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,307,073
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,055,738
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	262,467
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	282,469
1,000,000	General Electric Capital Corp., 5.875%, due 01/14/38	1,093,999
500,000	General Electric Capital Corp., 6.75%, due 03/15/32	598,744
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	465,470
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,321,875
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,076,250
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	133,930
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	567,987
175,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	177,205
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	182,524
1,500,000	Pipeline Funding Co. LLC, (144A), 7.5%, due 01/15/30 (1)	1,600,350
1,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	1,598,000

	Total Diversified Financial Services	15,549,641

	Electric (0.9%)
875,000	Exelon Generation Co. LLC, 5.75%, due 10/01/41	1,018,421
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	479,458
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,105
2,545,000	Public Service Co. of New Mexico, 7.949%, due 05/15/18	3,026,644
250,000	Southern Power Co., 4.875%, due 07/15/15	276,394
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,087,717

	Total Electric	5,889,739

	Environmental Control (0.0%)
50,000	Waste Management, Inc., 7%, due 07/15/28	63,355

	Food (0.3%)
176,000	General Mills, Inc., 6%, due 02/15/12	176,342
275,000	Kraft Foods, Inc., 5.375%, due 02/10/20	320,344
900,000	Kraft Foods, Inc., 6.5%, due 02/09/40	1,154,227

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Food (Continued)
$125,000	Kroger Co., 5.5%, due 02/01/13	$130,891
75,000	Kroger Co., 6.2%, due 06/15/12	76,576
50,000	Kroger Co., 7.5%, due 01/15/14	55,934
250,000	Safeway, Inc., 5.8%, due 08/15/12	256,723

	Total Food	2,171,037

	Gas (0.1%)
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	523,945
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	438,187

	Total Gas	962,132

	Healthcare-Products (0.2%)
1,200,000	Boston Scientific Corp., 6%, due 01/15/20	1,366,500
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	300,024

	Total Healthcare-Products	1,666,524

	Healthcare-Services (0.1%)
250,000	WellPoint, Inc., 5.25%, due 01/15/16	282,637
175,000	WellPoint, Inc., 5.875%, due 06/15/17	204,379

	Total Healthcare-Services	487,016

	Insurance (0.8%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	475,898
1,000,000	Berkshire Hathaway, Inc., 3.75%, due 08/15/21	1,057,329
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (1)	249,281
875,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	952,466
250,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (1)	271,480
300,000	MetLife, Inc., 5.7%, due 06/15/35	351,231
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,051,637
750,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	914,918

	Total Insurance	5,324,240

	Iron & Steel (0.0%)
280,000	ArcelorMittal, 9%, due 02/15/15	321,093

	Media (0.4%)
250,000	Comcast Corp., 5.3%, due 01/15/14	270,124
750,000	NBCUniversal Media LLC, 4.375%, due 04/01/21	814,255
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	229,573
175,000	News America, Inc., 6.15%, due 03/01/37	200,629

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Media (Continued)
$150,000	News America, Inc., 6.4%, due 12/15/35	$172,021
750,000	Time Warner Cable, Inc., 4%, due 09/01/21	781,380
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	84,695
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	294,974

	Total Media	2,847,651

	Mining (0.1%)
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	341,408

	Office/Business Equipment (0.1%)
400,000	Xerox Corp., 5.5%, due 05/15/12	405,506

	Oil & Gas (0.1%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	287,258
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	57,392
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	359,139

	Total Oil & Gas	703,789

	Pharmaceuticals (0.1%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	304,930
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	294,577
50,000	McKesson Corp., 6.5%, due 02/15/14	55,344
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	235,133

	Total Pharmaceuticals	889,984

	Pipelines (0.8%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	534,033
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,043,750
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	792,341
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,012,506
300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	380,828
1,035,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,213,073
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	485,840
172,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	217,309

	Total Pipelines	5,679,680

	Real Estate (0.5%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	867,336
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,310,145

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Real Estate (Continued)
$1,000,000	Westfield Capital /WT Finance / WEA Finance LLC (Australia), (144A), 5.125%, due 11/15/14 (1)	$1,062,652

	Total Real Estate	3,240,133

	REIT (2.1%)
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,062,517
1,500,000	HCP, Inc., 3.75%, due 02/01/19	1,507,111
1,000,000	HCP, Inc., 6%, due 01/30/17	1,115,478
715,000	HCP, Inc., 6.3%, due 09/15/16	808,709
525,000	HCP, Inc., 6.7%, due 01/30/18	611,923
1,200,000	Health Care REIT, Inc., 4.7%, due 09/15/17	1,256,527
300,000	Health Care REIT, Inc., 6.125%, due 04/15/20	327,849
500,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	521,563
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	385,614
1,000,000	Kimco Realty Corp., 5.19%, due 10/01/13	1,038,771
300,000	Liberty Property LP, 5.125%, due 03/02/15	319,737
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,113,280
1,750,000	SL Green Realty Corp., 5%, due 08/15/18	1,753,803
1,250,000	UDR, Inc., 4.25%, due 06/01/18	1,310,710
200,000	UDR, Inc., 5.13%, due 01/15/14	208,587
150,000	UDR, Inc., 5.25%, due 01/15/15	159,507

	Total REIT	14,501,686

	Retail (0.0%)
150,000	CVS Caremark Corp., 6.6%, due 03/15/19	185,426

	Telecommunications (0.5%)
369,000	AT&T, Inc., 5.35%, due 09/01/40	412,278
1,250,000	AT&T, Inc., 5.55%, due 08/15/41	1,450,278
1,000,000	Qwest Corp., 6.75%, due 12/01/21	1,113,562
575,000	Telecom Italia Capital S.A., (Italy), 6%, due 09/30/34	474,375
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	153,885

	Total Telecommunications	3,604,378

	Total Corporate Bonds (Cost: $118,948,667) (18.1%)	124,694,676

	Municipal Bonds (2.4%)
700,000	Bay Area Toll Authority, California Toll Bridge Revenue Bond, 6.263%, due 04/01/49	934,451
325,000	California State, Build America Bonds, 6.65%, due 03/01/22	394,365
700,000	California State, Build America Bonds, 7.55%, due 04/01/39	938,385
600,000	California State, Build America Bonds, 7.6%, due 11/01/40	812,934
1,250,000	Colorado State, Health Facilities Authority Revenue Bonds, 5.5%, due 03/01/22	1,255,150

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Municipal Bonds (Continued)
$1,055,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	$1,209,441
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	262,608
1,075,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,090,082
405,000	Illinois State, General Obligation Bond, 5.665%, due 03/01/18	439,733
400,000	Illinois State, General Obligation Unlimited, 5.877%, due 03/01/19	439,776
1,000,000	Los Angeles City Department of Water & Power Revenue Bonds, 6.574%, due 07/01/45	1,364,970
850,000	New Jersey State Turnpike Authority Revenue Bonds, 7.102%, due 01/01/41	1,208,241
675,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue Bonds, 6.011%, due 06/15/42	900,983
900,000	New York State Thruway Authority, Revenue Bond, 5.5%, due 03/15/14	905,616
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	797,007
1,000,000	North Texas Tollway Authority Revenue Bonds, 6.718%, due 01/01/49	1,291,970
2,205,000	Texas State, Irving, Independent School District, General Obligation Unlimited, 5%, due 02/15/31	2,208,572

	Total Municipal Bonds (Cost: $14,522,538)	16,454,284

	Foreign Government Bonds (0.1%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	232,245
625,000	Republic of Poland, 6.25%, due 07/03/12	638,437
250,000	State of Israel, 4.625%, due 06/15/13	259,160

	Total Foreign Government Bonds (Cost: $1,081,356)	1,129,842

	Asset-Backed Securities (1.2%)
1,690,902	Aerco, Ltd. (2A-A3), (144A), 0.749%, due 07/15/25 (1)(2)	1,217,449
2,073,763	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.506%, due 12/25/36 (1)(2)	1,287,462
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.706%, due 02/25/35 (2)	624,253
2,860,833	GE Business Loan Trust (04-2A-A), (144A), 0.505%, due 12/15/32 (1)(2)	2,575,173
857,056	GE Business Loan Trust (04-1-A), (144A), 0.575%, due 05/15/32 (1)(2)	773,550
1,700,000	TAL Advantage LLC (06-1A-NOTE), (144A), 0.471%, due 04/20/21 (1)(2)	1,572,500

	Total Asset-Backed Securities (Cost: $8,298,040)	8,050,387

	Commercial Mortgage-Backed Securities — Agency (2.3%)
980,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 3.974%, due 01/25/21	1,086,533
2,631,199	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20 (2)	2,875,631
2,502,701	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20	2,718,408
2,529,286	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	2,774,530
851,133	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	965,929
1,560,597	Federal National Mortgage Association, Pool #AD0660, 4.53%, due 12/01/19	1,773,598
3,549,370	NCUA Guaranteed Notes (11-C1-2A), 0.825%, due 03/09/21 (2)	3,549,370

	Total Commercial Mortgage-Backed Securities – Agency (Cost: $14,854,735) (2.3%)	15,743,999

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (11.2%)
$482,465	Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43	$484,954
1,135,000	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,241,814
1,625,000	Banc of America Commercial Mortgage, Inc. (05-5-A4), 5.115%, due 10/10/45 (2)	1,809,976
1,560,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44 (2)	1,748,638
1,550,000	Banc of America Commercial Mortgage, Inc. (08-1-A4), 6.394%, due 02/10/51 (2)	1,776,187
3,450,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.299%, due 10/12/42 (2)	3,850,361
2,685,000	Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45	2,906,271
1,770,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (07-CD5-A4), 5.886%, due 11/15/44 (2)	2,020,450
1,860,000	Credit Suisse First Boston Mortgage Securities Corp. (03-C4-A4), 5.137%, due 08/15/36 (2)	1,939,704
2,425,000	Credit Suisse First Boston Mortgage Securities Corp. (03-CK2-A4), 4.801%, due 03/15/36	2,492,076
333,700	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	364,656
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 05/12/21 (1)(2)	864,901
934,181	GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38	958,265
2,515,000	GE Capital Commercial Mortgage Corp. (03-C2-A4), 5.145%, due 07/10/37	2,618,808
1,420,000	GMAC Commercial Mortgage Securities, Inc. (03-C1-A2), 4.079%, due 05/10/36	1,452,309
984,444	GMAC Commercial Mortgage Securities, Inc. (03-C2-A1), 4.576%, due 05/10/40	1,010,330
2,295,000	GMAC Commercial Mortgage Securities, Inc. (03-C3-A4), 5.023%, due 04/10/40	2,416,904
2,759,068	Greenwich Capital Commercial Funding Corp. (03-C1-A4), 4.111%, due 07/05/35	2,834,922
2,865,000	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (2)	3,066,478
1,890,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (2)	2,044,634
830,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.078%, due 07/10/38 (2)	940,910
1,835,000	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	2,012,966
2,660,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44 (2)	2,842,322
997,587	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C1-A3), 5.376%, due 07/12/37	1,007,300
899,547	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35	919,899
1,700,000	JP Morgan Chase Commercial Mortgage Securities Corp. (03-ML1A-A2), 4.767%, due 03/12/39	1,747,892
2,995,000	JP Morgan Chase Commercial Mortgage Securities Corp. (04-C1-A3), 4.719%, due 01/15/38	3,143,931
1,860,000	JP Morgan Chase Commercial Mortgage Securities Corp. (05-CB12-A4), 4.895%, due 09/12/37	2,042,578
1,485,000	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP9-A3), 5.336%, due 05/15/47	1,625,089
1,695,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-CB18-A4), 5.44%, due 06/12/47	1,878,304

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$2,535,000	LB-UBS Commercial Mortgage Trust(03-C8-A4), 5.124%, due 11/15/32 (2)	$2,668,830
1,865,000	Merrill Lynch Mortgage Trust(05-LC1-A4), 5.291%, due 01/12/44 (2)	2,090,407
1,485,000	Morgan Stanley Capital I (05-T19-A4A), 4.89%, due 06/12/47	1,638,350
2,855,000	Morgan Stanley Capital I (06-T21-A4), 5.162%, due 10/12/52 (2)	3,193,417
1,305,000	Morgan Stanley Capital I (06-T23-A4), 5.988%, due 08/12/41 (2)	1,506,459
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,212,616
440,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	462,641
255,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	281,402
1,410,000	Nomura Asset Securities Corp. (98-D6-A3), 7.526%, due 03/15/30 (2)	1,487,749
2,729,000	Wachovia Bank Commercial Mortgage Trust (03-C5-A2), 3.989%, due 06/15/35	2,793,612
2,260,000	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	2,502,091
1,400,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44 (2)	1,476,409

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $75,866,703)	77,377,812

	Residential Mortgage-Backed Securities — Agency (30.9%)
311,369	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.73%, due 01/01/37 (2)	317,026
4,907,460	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	5,109,509
4,053,547	Federal Home Loan Mortgage Corp., Pool #A95822, 4%, due 12/01/40	4,302,619
5,959,046	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (4)	6,371,058
3,674,372	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (4)	3,914,067
5,024,529	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41 (4)	5,302,710
4,471,207	Federal Home Loan Mortgage Corp., Pool #G06785, 4%, due 10/01/41	4,753,102
4,832,244	Federal Home Loan Mortgage Corp., Pool #Q04090, 4%, due 10/01/41	5,149,549
4,120,846	Federal Home Loan Mortgage Corp., Pool #Q04091, 4%, due 10/01/41	4,375,984
5,593,033	Federal Home Loan Mortgage Corp., Pool #G06257, 4.5%, due 02/01/41 (4)	6,100,502
5,686,866	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41 (4)	6,177,358
2,039,510	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (4)	2,172,291
120,520	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	130,043
45,860	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	49,484
85,600	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	92,875
820,302	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	931,549
2,003,705	Federal Home Loan Mortgage Corp. (2575-FD), 0.739%, due 02/15/33 (PAC) (2)	2,007,071
528,735	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	538,170
1,554,809	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	1,639,891
242,454	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	243,384
2,100,000	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	2,249,786
1,098,598	Federal Home Loan Mortgage Corp. (3315-S), 6.12%, due 05/15/37 (I/O) (I/F) (2)	143,957
2,650,501	Federal Home Loan Mortgage Corp. (3339-JS), 40.952%, due 07/15/37 (I/F) (2)	4,879,330
1,280,095	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,501,274
4,100,569	Federal Home Loan Mortgage Corp. (3380-SM), 6.12%, due 10/15/37 (I/O) (I/F) (2)	644,810

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$5,377,233	Federal Home Loan Mortgage Corp. (3382-FL), 0.989%, due 11/15/37 (2)	$5,411,261
13,255,721	Federal Home Loan Mortgage Corp. (3439-SC), 5.61%, due 04/15/38 (I/O) (2)	1,730,336
5,950,921	Federal Home Loan Mortgage Corp. (3578-DI), 6.36%, due 04/15/36 (I/O) (I/F) (2)	918,618
4,238,758	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26	4,500,535
4,179,316	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	4,426,973
2,980,137	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41	3,098,256
3,920,650	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41	4,076,047
7,691,563	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	8,015,750
434,682	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (2)	464,119
6,014,512	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	6,433,178
5,595,127	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (4)	5,950,942
1,908,128	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41 (4)	2,080,083
329,838	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	356,019
2,103,071	Federal National Mortgage Association, Pool #995152, 5.5%, due 01/01/21 (4)	2,283,804
102,739	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	112,357
220,968	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	230,506
3,007,240	Federal National Mortgage Association, Pool #AD0249, 5.5%, due 04/01/37	3,275,895
88,590	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	98,129
662,802	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	1,089,843
1,181,134	Federal National Mortgage Association (01-34-FV), 0.776%, due 08/25/31 (2)	1,184,781
35,846	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	36,719
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,230,378
767,266	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	823,782
5,798,560	Federal National Mortgage Association (07-89-GF), 0.796%, due 09/25/37 (2)	5,817,360
1,405,365	Federal National Mortgage Association (08-12-SE), 6.123%, due 01/25/33 (I/O) (I/F) (2)	79,710
1,814,639	Federal National Mortgage Association (08-30-SA), 6.573%, due 04/25/38 (I/O) (I/F) (2)	298,253
1,677,532	Federal National Mortgage Association (08-62-SN), 5.923%, due 07/25/38 (I/O) (I/F) (2)	123,004
1,308,237	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39 (4)	1,468,627
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29 (4)	4,420,129
775,563	Federal National Mortgage Association (09-68-SA), 6.473%, due 09/25/39 (I/O) (I/F) (2)	115,724
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,112,428
41,845,000	Federal National Mortgage Association TBA, 3% (5)	43,616,876
296,875	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	326,435
830,512	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	921,899
3,225,000	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	3,601,632
1,406,293	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,562,547
2,174,413	Government National Mortgage Association (08-27-SI), 6.189%, due 03/20/38 (I/O) (I/F) (2)	319,157

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$8,901,807	Government National Mortgage Association(08-81-S), 5.919%, due 09/20/38 (I/O) (I/F) (2)	$1,296,550
4,006,973	NCUA Guaranteed Notes (10-R1-1A), 0.745%, due 10/07/20 (2)	4,011,340
2,638,186	NCUA Guaranteed Notes (10-R2-1A), 0.665%, due 11/06/17 (2)	2,638,186
4,088,671	NCUA Guaranteed Notes (10-R2-2A), 0.765%, due 11/05/20 (2)	4,088,671
1,502,929	NCUA Guaranteed Notes (10-R3-1A), 0.855%, due 12/08/20 (2)	1,508,625
1,254,633	NCUA Guaranteed Notes (10-R3-2A), 0.855%, due 12/08/20 (2)	1,260,128
2,063,172	NCUA Guaranteed Notes (11-R1-1A), 0.745%, due 01/08/20 (2)	2,066,720
1,947,190	NCUA Guaranteed Notes (11-R2-1A), 0.695%, due 02/06/20 (2)	1,947,190

	Total Residential Mortgage-Backed Securities — Agency (Cost: $205,137,974)	213,526,901

	Residential Mortgage-Backed Securities — Non-Agency (7.9%)
3,562,721	Asset Backed Funding Certificates (05-WMC1-M1), 0.716%, due 06/25/35 (2)	3,083,798
1,896,979	Banc of America Funding Corp. (06-G-2A1), 0.5%, due 07/20/36 (2)	1,398,050
2,666,572	Banc of America Funding Corp. (06-G-2A3), 0.45%, due 07/20/36 (2)	2,538,423
3,376,165	BCAP LLC Trust (10-RR9-3A3), 4%, due 05/26/37 (2)	3,422,587
1,804,000	Carrington Mortgage Loan Trust (06-NC1-A4), 0.586%, due 01/25/36 (2)	609,269
3,848,517	Cendant Mortgage Corp. (04-4-A7), 5.847%, due 09/25/34 (2)	3,903,281
952,520	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	746,400
3,092,072	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	3,342,252
2,450,069	Countrywide Alternative Loan Trust (05-24-4A1), 0.51%, due 07/20/35 (2)	1,534,454
718,812	Countrywide Asset-Backed Certificates (04-11-A3), 0.796%, due 04/25/35 (2)	715,072
891,370	Countrywide Asset-Backed Certificates (04-14-A3), 0.646%, due 06/25/35 (2)	877,533
1,002,901	Countrywide Asset-Backed Certificates (05-4-MV1), 0.736%, due 10/25/35 (2)	971,524
1,913	Countrywide Home Loans Mortgage Pass-Through Trust (05-8R-A4), 6%, due 10/25/34	1,907
1,295,637	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.776%, due 07/25/37 (2)	807,086
491,639	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	509,822
118,541	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	119,321
2,317,965	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.656%, due 09/25/35 (2)	2,183,927
2,258,123	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.196%, due 03/25/36 (2)	1,418,079
868,927	Household Home Equity Loan Trust (07-2-AM), 0.52%, due 07/20/36 (2)	762,596
2,082,138	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.516%, due 04/25/35 (2)	1,345,732
2,402,595	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.646%, due 06/25/35 (2)	2,260,097
4,910,000	MASTR Asset-Backed Securities Trust (07-HE1-A3), 0.486%, due 05/25/37 (2)	1,882,466
1,111,286	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.191%, due 07/25/34 (2)	819,166

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,008,508	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.646%, due 07/25/35 (2)	$984,350
891,412	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.653%, due 04/25/34 (2)	977,808
1,593,111	New Century Home Equity Loan Trust (05-1-A2C), 0.626%, due 03/25/35 (2)	1,463,594
3,800,000	New Century Home Equity Loan Trust (05-3-M1), 0.756%, due 07/25/35 (2)	3,313,141
2,850,000	Option One Mortgage Loan Trust (07-1-2A3), 0.416%, due 01/25/37 (2)	928,993
776,370	Park Place Securities, Inc. (04-MHQ1-M1), 0.976%, due 12/25/34 (2)	713,929
2,769,996	Park Place Securities, Inc. (04-WWF1-M2), 0.956%, due 12/25/34 (2)	2,586,301
2,343,864	Specialty Underwriting & Residential Finance (05-BC1-M2), 0.776%, due 12/25/35 (2)	2,279,356
1,562,470	Structured Asset Securities Corp. (03-34A-5A4), 2.443%, due 11/25/33 (2)	1,483,967
3,257,837	Structured Asset Securities Corp. (05-WF3-A2), 0.506%, due 07/25/35 (2)	3,209,409
621,560	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	476,983
1,667,336	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.267%, due 12/27/46 (1)(2)	627,814

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $55,031,674)	54,298,487

	U.S. Government Agency Obligations (12.6%)
3,250,000	Federal Farm Credit Bank, 0.19%, due 08/08/12 (2)	3,251,099
3,250,000	Federal Farm Credit Bank, 0.19%, due 08/20/12 (2)	3,251,111
3,220,000	Federal Home Loan Bank, 0.5%, due 11/16/12	3,220,483
6,480,000	Federal Home Loan Mortgage Corp., 0.23%, due 10/12/12 (2)	6,483,940
3,120,000	Federal Home Loan Mortgage Corp., 0.26%, due 01/24/13 (2)	3,122,789
5,005,000	Federal Home Loan Mortgage Corp., 0.39%, due 11/18/13 (2)	5,014,092
4,270,000	Federal Home Loan Mortgage Corp., 0.6%, due 10/25/13	4,270,567
5,040,000	Federal Home Loan Mortgage Corp., 1.1%, due 08/08/14	5,051,693
6,600,000	Federal National Mortgage Association, 0.29%, due 11/23/12 (2)	6,607,247
3,260,000	Federal National Mortgage Association, 0.29%, due 12/03/12 (2)	3,263,628
3,315,000	Federal National Mortgage Association, 0.311%, due 10/18/12 (2)	3,319,334
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)	8,088,046
2,950,000	Federal National Mortgage Association, 0.4%, due 02/01/13 (2)	2,954,080
3,715,000	Federal National Mortgage Association, 0.55%, due 09/06/13	3,715,849
7,490,000	Federal National Mortgage Association, 0.6%, due 09/12/13 (4)	7,492,023
4,000,000	Federal National Mortgage Association, 0.6%, due 03/06/14	4,000,865
5,000,000	Federal National Mortgage Association, 0.65%, due 11/29/13	5,005,684
5,240,000	Federal National Mortgage Association, 1%, due 11/07/14	5,268,091
3,440,000	NCUA Guaranteed Notes, 0.315%, due 06/12/13 (2)	3,438,762

	Total U.S. Government Agency Obligations (Cost: $86,729,615)	86,819,383

	U.S. Treasury Securities (10.5%)
11,210,000	U.S. Treasury Bond, 4.375%, due 05/15/41	14,497,683
3,060,524	U.S. Treasury Inflation Indexed Notes, 2%, due 01/15/16 (7)	3,472,021

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (Continued)
$29,242,195	U.S. Treasury Inflation Indexed Notes, 3%, due 07/15/12 (7)	$29,918,420
9,000,000	U.S. Treasury Note, 1%, due 10/31/16	9,145,547
15,600,000	U.S. Treasury Note, 2%, due 11/15/21	15,873,000

	Total U.S. Treasury Securities (Cost: $71,734,146)	72,906,671

	Total Fixed Income Securities (Cost: $652,205,448) (97.2%)	671,002,442

Number of Shares	Money Market Investments
5,832,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.13%	5,832,000
3,231,000	Fidelity Institutional Money Market Portfolio - Class I, 0.24% (2)	3,231,000

	Total Money Market Investments (Cost: $9,063,000) (1.3% )	9,063,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $6,274,053) (0.9%)
$6,274,053	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $5,650,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $6,400,936) (Total Amount to be Received Upon Repurchase $6,274,055)	6,274,053

	Discount Notes (8.0% )
15,000,000	Federal Home Loan Bank Discount Note, 0.06%, due 05/30/12	14,998,020
20,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.05%, due 06/06/12	19,997,200
5,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.085%, due 04/09/12	4,999,715
14,997,000	Federal Home Loan Mortgage Corp. Discount Note, 0.085%, due 04/16/12	14,996,070

	Total Discount Notes (Cost: $54,987,065)	54,991,005

	U.S. Treasury Securities (Cost: $169,999) (0.0% of Net Assets)
170,000	U.S. Treasury Bill, 0.009%, due 02/23/12 (4)	169,999

	Total Short-Term Investments (Cost: $70,494,117) (10.2%)	70,498,057

	Total Investments (Cost: $722,699,565) (107.4%)	741,500,499
	Liabilities in Excess of Other Assets (-7.4%)	(51,303,078)

	Net Assets (100.0%)	$690,197,421

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $25,309,455 or 3.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

(3)	Perpetual Maturity.

(4)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2).

(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

Future Contracts

Number of Contracts Buy	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
100	10 - Year U.S. Treasury Note Futures	03/21/12	$13,225,000	$174,788

			$13,225,000	$174,788

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Agriculture	0.1
Airlines	0.8
Asset-Backed Securities	1.2
Auto Manufacturers	0.3
Banks	7.4
Beverages	0.0	(1)
Chemicals	0.1
Commercial Mortgage-Backed Securities — Agency	2.3
Commercial Mortgage-Backed Securities — Non-Agency	11.2
Diversified Financial Services	2.3
Electric	0.9
Environmental Control	0.0	(1)
Food	0.3
Foreign Government Bonds	0.1
Gas	0.1
Healthcare-Products	0.2
Healthcare-Services	0.1
Insurance	0.8
Iron & Steel	0.0	(1)
Media	0.4
Mining	0.1
Municipal Bonds	2.4
Office/Business Equipment	0.1
Oil & Gas	0.1
Pharmaceuticals	0.1
Pipelines	0.8
REIT	2.1
Real Estate	0.5
Residential Mortgage-Backed Securities — Agency	30.9
Residential Mortgage-Backed Securities — Non-Agency	7.9
Retail	0.0	(1)
Telecommunications	0.5
U.S. Government Agency Obligations	12.6
U.S. Government Obligations	10.5
Short-Term Investments	10.2

Total	107.4%

(1)	Value rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Argentina (4.6% of Net Assets)
	$20,500,000	Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., (144A), 9.25%, due 04/15/19 (1)	$17,015,000
	36,860,000	Provincia de Cordoba, (144A), 12.375%, due 08/17/17 (1)	33,911,200
	208,994,000	Republic of Argentina, 0%,due 12/15/35 (2)	28,005,196
EUR	231,770,000	Republic of Argentina, 0%,due 12/15/35 (2)	35,622,082
	$10,166,000	WPE International Cooperatief UA, (Reg. S), 10.375%, due 09/30/20 (3)	9,556,040
	19,000,000	WPE International Cooperatief UA, (144A), 10.375%, due 09/30/20 (1)	17,860,000

		Total Argentina (Cost: $163,298,777)	141,969,518

		Australia (Cost: $37,489,221) (1.1%)
	38,200,000	Consolidated Minerals, Ltd., (144A), 8.875%, due 05/01/16 (1)	32,852,000

		Brazil (9.8%)
	40,700,000	Banco do Brasil S.A., (144A), 5.875%, due 01/26/22 (1)	40,842,450
	24,000,000	Banco do Estado do Rio Grande do Sul, (144A), 7.375%, due 02/02/22 (1)	24,720,000
BRL	1,900,000	Brazil Notas do Tesouro Nacional, Series F, 6%, due 08/15/14	24,040,580
	$12,750,000	Brazilian Government International Bond, 4.875%, due 01/22/21 (4)	14,375,625
	27,000,000	Brazilian Government International Bond, 5.625%, due 01/07/41	31,158,000
	48,220,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (3)	38,890,471
	27,410,000	General Shopping Finance, Ltd., (144A), 10%, due 11/09/15 (1)	27,821,150
	16,000,000	Itau Unibanco Holding S.A., (144A), 6.2%, due 12/21/21 (1)	16,384,000
	27,000,000	Odebrecht Finance, Ltd., (144A), 6%, due 04/05/23 (1)	27,135,000
	21,000,000	TAM Capital 3, Inc., (144A), 8.375%, due 06/03/21 (1)	21,840,000
	34,667,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (1)	34,406,997

		Total Brazil (Cost: $303,050,615)	301,614,273

		Chile (Cost: $46,435,847) (1.5%)
	45,700,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (1)	46,842,500

		China (8.6%)
	15,000,000	Agile Property Holdings, Ltd., (Reg. S), 8.875%, due 04/28/17 (3)	13,425,000
	13,000,000	China Shanshui Cement Group, Ltd., (144A), 8.5%, due 05/25/16 (1)	12,529,400
	46,900,000	Country Garden Holdings Co., Ltd, (144A), 11.125%, due 02/23/18 (1)	44,261,875
	8,250,000	Country Garden Holdings Co., Ltd., 10.5%, due 08/11/15	7,956,069
	52,423,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15 (3)	48,491,275
	27,353,000	Hidili Industry International Development, Ltd., (144A), 8.625%, due 11/04/15 (1)	22,566,225
	39,200,000	Lonking Holdings, Ltd., (144A), 8.5%, due 06/03/16 (1)	35,966,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		China (Continued)
	$43,725,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (1)	$40,227,000
	32,678,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15 (1)	29,900,370
	10,000,000	Tencent Holdings, Ltd., (144A), 4.625%, due 12/12/16 (1)	9,800,200

		Total China (Cost: $278,427,118)	265,123,414

		Colombia (2.8%)
	17,900,000	Banco de Bogota SA, (144A), 5%, due 01/15/17 (1)	18,123,750
	31,800,000	BanColombia S.A., 5.95%, due 06/03/21 (4)	32,356,500
	33,825,000	Pacific Rubiales Energy Corp., (144A), 7.25%, due 12/12/21 (1)	35,600,813

		Total Colombia (Cost: $83,364,042)	86,081,063

		Croatia (Cost: $40,432,417) (1.2%)
	40,700,000	Croatia Government International Bond, (144A), 6.375%, due 03/24/21 (1)	37,851,000

		Dominican Republic (Cost: $29,714,112) (1.0%)
	28,697,000	Dominican Republic International Bond, (144A), 7.5%, due 05/06/21 (1)	29,486,168

		El Salvador (Cost: $34,678,399) (1.2%)
	34,700,000	El Salvador Government International Bond, (Reg. S), 7.625%, due 02/01/41 (3)	35,220,500

		Guatemala (Cost: $9,590,000) (0.3%)
	9,590,000	Industrial Subordinated Trust, (144A), 8.25%, due 07/27/21 (1)	9,829,750

		Hungary (Cost: $24,209,844) (0.8%)
	26,700,000	Hungary Government International Bond, 7.625%, due 03/29/41	24,831,000

		India (2.0%)
	15,054,000	ICICI Bank, Ltd., (Reg. S), 7.25%, due 08/29/49 (2)(3)	13,398,060
INR	490,000,000	Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19	9,590,602
	$46,200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (1)	37,884,000

		Total India (Cost: $72,332,596)	60,872,662

		Indonesia (4.1%)
	38,087,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (3)	40,372,220
	30,000,000	Pertamina Persero PT, (144A), 5.25%, due 05/23/21 (1)	31,350,000
	26,000,000	Perusahaan Listrik Negara PT, (144A), 5.5%, due 11/22/21 (1)	27,105,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Indonesia (Continued)
	$26,700,000	Republic of Indonesia, (144A), 5.25%, due 01/17/42 (1)	$27,567,750

		Total Indonesia (Cost: $121,939,061)	126,394,970

		Kazakhstan (1.1%)
	29,241,000	Kazkommerts Finance B.V., 8.5%, due 06/13/17 (2)	19,006,650
	16,500,000	Kazkommertsbank JSC, (144A), 8.5%, due 05/11/18 (1)	13,096,875

		Total Kazakhstan (Cost: $40,985,117)	32,103,525

		Latvia (Cost: $27,433,243) (0.8%)
	27,750,000	Republic of Latvia, (144A), 5.25%, due 06/16/21 (1)	25,807,500

		Lithuania (Cost: $28,353,565) (0.9%)
	28,000,000	Lithuania Government International Bond, (144A), 6.125%, due 03/09/21 (1)	27,930,000

		Mexico (9.9%)
MXN	187,900,000	America Movil S.A.B. de C.V., 8.46%, due 12/18/36	14,035,203
	$25,805,000	Bank of New York Mellon S.A. Institucion de Banca Multiple, (144A), 9.625%, due 05/02/21 (1)	23,740,600
EUR	13,917,000	BBVA Bancomer S.A., (Reg. S), 4.799%, due 05/17/17 (2)	17,475,961
	$43,261,000	BBVA Bancomer S.A., (144A), 6.5%, due 03/10/21 (1)	43,152,847
	19,161,000	Cemex Espana Luxembourg, (Reg. S), 9.25%, due 05/12/20 (3)	16,382,655
EUR	9,285,000	Cemex Finance LLC, (Reg. S), 9.625%, due 12/14/17 (3)	10,505,633
	$15,058,000	Cemex S.A.B. de C.V., (144A), 9%, due 01/11/18 (1)	13,213,395
	23,450,000	Empresas ICA S.A.B. de C.V., (144A), 8.9%, due 02/04/21 (1)	23,098,250
	1,986,277	Hipotecaria Su Casita S.A. de C.V., (144A), 7.5%, due 06/29/18 (1)	893,825
MXN	347,421,679	Mexican Udibonos, 3.5%, due 12/14/17	29,525,632
	$41,000,000	Mexico Government International Bond, 3.625%, due 03/15/22	41,676,500
	36,600,000	Petroleos Mexicanos, (144A), 4.875%, due 01/24/22 (1)	38,064,000
MXN	241,000,000	Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (1)	18,652,673
	$14,500,000	Urbi Desarrollos Urbanos S.A.B. de C.V., (144A), 9.75%, due 02/03/22 (1)	14,536,250

		Total Mexico (Cost: $307,091,241)	304,953,424

		Namibia (Cost: $27,782,610) (0.9%)
	27,950,000	Nambia International Bond, (144A), 5.5%, due 11/13/21 (1)	28,788,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Nigeria (Cost: $20,046,264) (0.6%)
NGN	3,935,000,000	Nigeria Treasury Bond, 10%, due 07/23/30	$17,857,719

		Oman (Cost: $19,569,662) (0.5%)
	$19,724,000	MBPS Finance Co., (144A), 11.25%, due 11/15/15 (1)	14,891,620

		Pakistan (Cost: $19,949,965) (0.5%)
	24,720,000	Islamic Republic of Pakistan, (Reg. S), 7.875%, due 03/31/36 (3)	14,832,000

		Paraguay (Cost: $4,800,000) (0.2%)
	4,800,000	Banco Bilbao Vizcaya Argentaria Paraguay S.A., (144A), 9.75%, due 02/11/16 (1)	5,040,000

		Peru (5.2%)
	29,500,000	Banco Continental S.A. via Continental Senior Trustees II Cayman, Ltd., (144A), 5.75%, due 01/18/17 (1)	29,795,000
	29,000,000	Banco de Credito del Peru, (144A), 6.875%, due 09/16/26 (1)(2)	31,030,000
	28,765,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (3)	29,052,650
	37,550,000	Southern Copper Corp., 6.75%, due 04/16/40	39,714,757
	30,500,000	Volcan Cia Minera S.A.A., (144A), 5.675%, due 02/02/22 (1)	30,690,625

		Total Peru (Cost: $155,303,517)	160,283,032

		Philippines (1.3%)
	18,750,000	Manila Cavite Toll Road Finance Company, (Reg. S), 12%, due 09/15/22 (3)	15,937,500
	22,500,000	Philippine Government International Bond, 5%, due 01/13/37	23,175,000

		Total Philippines (Cost: $41,338,668)	39,112,500

		Poland (Cost: $15,117,150) (0.5%)
	15,000,000	Poland Government International Bond, 5%, due 03/23/22	15,225,000

		Qatar (Cost: $35,493,393) (1.2%)
	35,700,000	Qatar Government International Bond, (144A), 4.5%, due 01/20/22 (1)	36,817,410

		Romania (Cost: $24,776,750) (0.8%)
	25,000,000	Romania Government International Bond, (144A), 6.75%, due 02/07/22 (1)	24,776,750

		Russia (9.9%)
	25,207,000	Alfa Bank OJSC, (144A), 7.875%, due 09/25/17 (1)	25,396,053
	34,650,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (1)	33,264,000
	32,500,000	ALROSA Finance S.A., (Reg. S), 7.75%, due 11/03/20 (3)	33,718,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Russia (Continued)
$32,000,000	Metalloinvest Finance, Ltd., (144A), 6.5%, due 07/21/16 (1)	$30,520,000
27,374,000	Novatek Finance, Ltd., (144A), 6.604%, due 02/03/21 (1)	28,708,482
30,000,000	Russian Federation (Eurobond), (Reg. S), 5%, due 04/29/20 (3)(4)	31,650,000
31,000,000	Sberbank of Russia via SB Capital S.A., 5.717%, due 06/16/21 (4)	30,767,500
20,000,000	Sberbank of Russia via SB Capital S.A., 6.125%, due 02/07/22	20,000,000
29,500,000	VimpelCom Holdings BV, (Reg. S), 7.504%, due 03/01/22 (3)	27,730,000
41,951,000	VTB Capital S.A., (144A), 6.551%, due 10/13/20 (1)	41,216,857

	Total Russia (Cost: $301,727,730)	302,971,642

	Serbia (2.2%)
31,500,000	Republic of Serbia, (144A), 7.25%, due 09/28/21 (1)	31,263,750
17,457,420	UniCredit Bank AG, Credit Linked Note dated 03/31/11 with reference to Republic of Serbia, 10%, due 04/01/14	16,628,542
22,864,866	UniCredit Bank AG, Credit Linked Note dated 05/10/11 with reference to Republic of Serbia, 10%, due 04/01/14	20,538,137

	Total Serbia (Cost: $71,602,057)	68,430,429

	South Africa (1.4%)
12,300,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20	11,746,500
30,100,000	South Africa Government International Bond, 4.665%, due 01/17/24	30,551,500

	Total South Africa (Cost: $40,762,394)	42,298,000

	South Korea (Cost: $26,913,870) (0.9%)
27,000,000	Shinhan Bank, (144A), 4.375%, due 07/27/17 (1)	27,432,000

	Turkey (3.6%)
23,000,000	Akbank TAS, (Reg. S), 5.125%, due 07/22/15	22,540,000
28,000,000	Export Credit Bank of Turkey, (144A), 5.375%, due 11/04/16 (1)	27,825,000
30,000,000	Turkey Government International Bond, 5.125%, due 03/25/22	28,725,000
31,000,000	Turkiye Garanti Bankasi A.S., (144A), 6.25%, due 04/20/21 (1)	29,605,000

	Total Turkey (Cost: $109,407,828)	108,695,000

	Ukraine (1.6%)
32,000,000	Metinvest B.V., (144A), 8.75%, due 02/14/18 (1)	28,080,000
24,859,000	Privatbank CJSC via UK SPV Credit Finance PLC, 9.375%, due 09/23/15	21,192,298

	Total Ukraine (Cost: $56,474,165)	49,272,298

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		United Arab Emirates (7.9%)
	$30,000,000	Abu Dhabi National Energy Co., (144A), 4.125%, due 03/13/17 (1)	$30,300,000
	24,800,000	Abu Dhabi National Energy Co., (144A), 5.875%, due 12/13/21 (1)	25,668,000
	44,950,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (3)(4)	41,915,875
	37,288,000	Dubai Government International Bond, 7.75%, due 10/05/20	39,618,500
	17,000,000	Emirate of Dubai Government International Bond, 5.591%, due 06/22/21	16,893,750
	27,000,000	IPIC GMTN, Ltd., (144A), 3.75%, due 03/01/17 (1)	26,932,500
	30,000,000	IPIC GMTN, Ltd., (144A), 5.5%, due 03/01/22 (1)	30,375,000
	31,000,000	IPIC GMTN, Ltd., (144A), 6.875%, due 11/01/41 (1)	31,930,000

		Total United Arab Emirates (Cost: $237,600,384)	243,633,625

		Venezuela (5.1%)
	76,751,000	Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14 (3)	64,739,468
	113,250,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (3)	90,883,125

		Total Venezuela (Cost: $138,299,937)	155,622,593

		Total Fixed Income Securities (Cost: $2,995,791,559) (96.0%)	2,945,743,385

Number of Shares		Equity Securities
		Mexico (0.0%)
	240,079	Hipotecaria Su Casita, S.A. de C.V., SOFOM E.N.R.	—

		Total Equity Securities (Cost: $0) (0%)	—

Principal Amount		Short-Term Investments
		Foreign Government Bonds (Cost: $18,002,500)
		Nigeria (0.6%)
NGN	3,259,405,000	Nigeria Treasury Bill, 0%, due 10/04/12	18,265,010

		Repurchase Agreement (Cost: $120,929,144) (3.9%)
	$120,929,144	State Street Bank & Trust Company, 0.01%, due 02/01/12, (collateralized by $108,880,000, U.S. Treasury Note, 3.125% due 05/15/21, valued at $123,351,132) (Total Amount to be Received Upon Repurchase $120,929,178)	120,929,144

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Total Short-Term Investments (Cost: $138,931,644) (4.5%)	139,194,154

Total Investments (Cost: $3,134,723,203) (100.5%)	3,084,937,539
Liabilities in Excess of Other Assets (-0.5%)	(16,351,878)

Total Net Assets (100.0%)	$3,068,585,661

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
NGN	-	Nigeria Naira.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $1,708,989,110 or 55.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2012, the value of these securities amounted to $576,701,222 or 18.8% of net assets.

(4)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

Forward Currency Contracts

Counterparty	Units of Currency	Contracts to Deliver	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation)
SELLS (1)
J.P. Morgan Securities Inc.	106,851,880	Euro	04/30/12	$150,000,000	$139,813,506	$10,186,494

				$150,000,000	$139,813,506	$10,186,494

(1)	Fund sells foreign currency, buys U.S. dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Swap Agreements

Credit Defaulted Swaps – Buy Protection
Notional Amount (1)	Implied Credit Spread(2)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized (Depreciation)	Premium Paid	Value (3)
$30,000,000	1.49%	03/20/17	Bank of America	1.0%	Kingdom of Saudi Arabia	$(122,218)	$712,027	$589,809
$25,000,000	1.53%	03/20/17	Bank of America	1.0%	State of Qatar	(148,541)	641,146	492,605
$25,000,000	1.49%	03/20/17	Bank of America	1.0%	State of Qatar	(100,751)	593,356	492,605
$20,000,000	1.45%	03/20/17	J.P. Morgan Chase Bank	1.0%	Kingdom of Saudi Arabia	(43,068)	436,274	393,206
$20,000,000	1.03%	03/20/17	J.P. Morgan Chase Bank	1.0%	Abu Dhabi Government	(42,083)	435,827	393,744
$30,000,000	1.45%	03/20/17	J.P. Morgan Chase Bank	1.0%	Abu Dhabi Government	(63,795)	654,411	590,616

						$(520,456)	$3,473,041	$2,952,585

(1)	The maximum potential the Fund would receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The values of credit default swap agreements serve as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry*	Percentage of Net Assets
Agriculture	1.1%
Airlines	0.7
Auto Manufacturers	1.5
Banks	19.4
Building Materials	2.2
Coal	2.1
Commercial Services	1.4
Diversified Financial Services	2.1
Electric	4.3
Energy-Alternate Sources	0.9
Engineering & Construction	2.2
Foreign Government Bonds	25.5
Internet	0.4
Investment Companies	3.9
Iron & Steel	0.9
Machinery-Construction & Mining	1.2
Metal Fabricate & Hardware	0.9
Mining	6.0
Oil & Gas	11.2
Oil & Gas Services	0.5
Real Estate	4.6
Regional (State & Province)	1.1
Telecommunications	1.4
Transportation	0.5
Short-Term Investments	4.5

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Argentina (Cost: $5,835,699) (3.3%)
	$40,813,000	Republic of Argentina, 0%, due 12/15/35 (1)	$5,468,942

		Brazil (8.4%)
	1,750,000	Braskem Finance, Ltd., (144A), 5.75%, due 04/15/21 (2)	1,745,625
	14,830,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (3)	11,967,344

		Total Brazil (Cost: $14,337,228)	13,712,969

		Chile (Cost: $1,964,640) (1.3%)
CLP	975,000,000	Chile Government International Bond, 5.5%, due 08/05/20	2,057,694

		China (Cost: $12,262,150) (6.7%)
CNY	85,480,000	Evergrande Real Estate Group, Ltd., (Reg. S), 9.25%, due 01/19/16 (3)	10,882,728

		Colombia (Cost: $7,491,602) (4.5%)
COP	12,842,000,000	Empresas Publicas de Medellin E.S.P., (144A), 8.375%, due 02/01/21 (2)	7,395,040

		Hungary (3.0%)
HUF	737,250,000	Hungary Government Bond, 7.5%, due 11/12/20	3,016,543
	$2,000,000	Hungary Government International Bond, 7.625%, due 03/29/41	1,860,000

		Total Hungary (Cost: $5,468,183)	4,876,543

		India (4.4%)
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	1,017,208
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,545,414
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	3,566,641

		Total India (Cost: $7,752,785)	7,129,263

		Indonesia (Cost: $6,976,051) (4.4%)
IDR	60,000,000,000	Indonesia Treasury Bond, 6.25%, due 04/15/17	7,123,255

		Malaysia (7.8%)
MYR	27,455,000	Malaysia Government Bond, 4.16%, due 07/15/21	9,469,520
MYR	9,500,000	Malaysia Government Bond, 4.392%, due 04/15/26	3,322,580

		Total Malaysia (Cost: $12,232,775)	12,792,100

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Mexico (9.9%)
MXN	101,255,578	Mexican Udibonos, 3.5%, due 12/14/17	$8,605,205
MXN	28,000,000	Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (2)	2,167,116
MXN	71,000,000	America Movil S.A.B. de C.V., 8.46%, due 12/18/36	5,303,350

		Total Mexico (Cost: $16,282,289)	16,075,671

		Nigeria (Cost: $2,500,074) (1.4%)
NGN	490,000,000	Nigeria Treasury Bond, 10%, due 07/23/30	2,223,706

		Peru (3.8%)
PEN	10,700,000	Peruvian Government International Bond, (Reg. S), 6.9%, due 08/12/37 (3)	4,146,698
PEN	5,383,000	Peruvian Government International Bond, (144A), 6.95%, due 08/12/31 (2)	2,100,951

		Total Peru (Cost: $6,182,842)	6,247,649

		Philippines (Cost: $6,129,813) (4.3%)
PHP	243,000,000	Philippine Government Bond, 8%, due 07/19/31	7,000,967

		Poland (Cost: $8,174,405) (5.0%)
PLN	26,245,000	Poland Government Bond, 5%, due 04/25/16	8,144,832

		Russia (8.7%)
RUB	384,450,000	Vnesheconombank, 7.9%, due 03/18/21 (1)	12,231,057
	$2,000,000	VimpelCom Holdings BV, (Reg. S), 7.504%, due 03/01/22 (3)	1,880,000

		Total Russia (Cost: $14,107,246)	14,111,057

		Serbia (0.9%)
	1,002,845	UniCredit Bank AG, Credit Linked Note dated 05/10/11 with reference to Republic of Serbia, 10%, due 04/01/14	900,796
	601,980	UniCredit Bank AG, Credit Linked Note dated 03/31/11 with reference to Republic of Serbia, 10%, due 04/01/14	573,398

		Total Serbia (Cost: $1,621,807)	1,474,194

		South Africa (4.5%)
ZAR	39,300,000	Eskom Holdings SOC, Ltd., 9.25%, due 04/20/18	5,395,880
ZAR	12,810,000	South Africa Government Bond, 10.5%, due 12/21/26	1,966,271

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Total South Africa (Cost: $7,695,841)	$7,362,151

		South Korea (Cost: $10,763,339) (6.2%)
KRW	11,200,000,000	Korea Treasury Bond, 4.25%, due 12/10/12	10,041,622

		Turkey (Cost: $9,788,559) (6.3%)
TRY	17,180,000	Turkey Government Bond, 10.5%, due 01/15/20	10,282,764

		Uruguay (Cost: $2,028,050) (1.3%)
UYU	40,349,480	Uruguay Government International Bond, 4.375%, due 12/15/28	2,077,327

		Total Fixed Income Securities (Cost: $159,595,378) (96.1%)	156,480,474

		Short-Term Investments
		Repurchase Agreement (Cost: $6,903,874) (4.2%)
	$6,903,874	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $6,220,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $7,046,694) (Total Amount to be Received Upon Repurchase $6,903,876)	6,903,874

		Total Investments (Cost: $166,499,252) (100.3%)	163,384,348
		Liabilities in Excess of Other Assets (-0.3%)	(413,338)

		Total Net Assets (100.0%)	$162,971,010

Notes to the Schedule of Investments:

CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2012

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $13,408,732 or 8.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2012, the value of these securities amounted to $28,876,770 or 17.7% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Banks	8.4%
Chemicals	1.1
Electric	16.3
Foreign Government Bonds	57.9
Oil & Gas	1.3
Real Estate	6.7
Telecommunications	4.4
Short-Term Investments	4.2

Total	100.3%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Argentina (Cost: $177,700) (0.9% of Net Assets)
	$200,000	Republic of Argentina, 7%, due 10/03/15	$194,100

		Australia (Cost: $387,191) (1.8%)
AUD	335,000	Australia Government Bond, 5.75%, due 05/15/21 (1)	411,668

		Brazil (2.8%)
	$200,000	Banco do Brasil S.A., (144A), 5.875%, due 01/26/22 (2)	200,700
	300,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15 (3)	241,956
	200,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18 (2)	198,500

		Total Brazil (Cost: $636,309)	641,156

		Canada (Cost: $449,928) (2.1%)
CAD	430,000	Canada Housing Trust, (144A), 3.35%, due 12/15/20 (1)(2)	466,289

		Chile (1.1%)
	$125,000	Automotores Gildemeister S.A., (144A), 8.25%, due 05/24/21 (2)	128,125
CLP	60,500,000	Chile Government International Bond, 5.5%, due 08/05/20 (1)	127,682

		Total Chile (Cost: $250,173)	255,807

		China (1.6%)
	$200,000	Country Garden Holdings Co., Ltd, (144A), 11.125%, due 02/23/18 (2)	188,750
	200,000	MIE Holdings Corp., (144A), 9.75%, due 05/12/16 (2)	184,000

		Total China (Cost: $347,586)	372,750

		Croatia (Cost: $179,245) (0.8%)
	200,000	Croatia Government International Bond, (144A), 6.375%, due 03/24/21 (2)	186,000

		France (Cost: $359,941) (1.6%)
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (1)	351,035

		Germany (Cost: $960,453) (4.3%)
EUR	710,000	Bundesrepublik Deutschland, 2.25%, due 09/04/21 (1)	969,393

		Hungary (Cost: $142,125) (0.6%)
	$150,000	Hungary Government International Bond, 7.625%, due 03/29/41	139,500

		India (Cost: $165,334) (0.7%)
	200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (2)	164,000

		Indonesia (Cost: $148,875) (0.7%)
	150,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17 (3)	159,000

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Ireland (Cost: $106,034) (0.5%)
EUR	105,000	Allied Irish Banks PLC, 4%, due 03/19/15	$111,956

		Israel (Cost: $259,240) (1.1%)
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	254,046

		Italy (Cost: $173,463) (0.8%)
EUR	140,000	Italy Buoni Poliennali Del Tesoro, 4.75%, due 09/15/16	183,400

		Japan (Cost: $1,804,089) (8.2%)
JPY	141,000,000	Japan Government Ten Year Bond, 1%, due 09/20/21	1,859,417

		Luxembourg (Cost: $52,195) (0.2%)
	$50,000	Intelsat Jackson Holdings S.A., 9.5%, due 06/15/16	52,500

		Malaysia (Cost: $292,265) (1.3%)
MYR	880,000	Malaysia Government Bond, 4.16%, due 07/15/21 (1)	303,521

		Mexico (1.8%)
MXN	2,400,000	Mexican Bonos de Desarrollo, 6.5%, due 06/10/21 (1)	191,697
MXN	2,700,000	Petroleos Mexicanos, (144A), 7.65%, due 11/24/21 (2)	208,972

		Total Mexico (Cost: $377,694)	400,669

		Netherlands (Cost: $99,913) (0.5%)
	$100,000	Rabobank Nederland Utrecht, 3.375%, due 01/19/17	102,704

		Norway (Cost: $259,581) (1.1%)
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21 (1)	255,895

		Peru (1.8%)
	$200,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (1)(3)	202,000
	200,000	Southern Copper Corp., 6.75%, due 04/16/40 (1)	211,530

		Total Peru (Cost: $402,994)	413,530

		Philippines (Cost: $153,696) (0.7%)
	150,000	Philippine Government International Bond, 4%, due 01/15/21	154,125

		Poland (Cost: $207,239) (1.0%)
PLN	700,000	Poland Government Bond, 5.5%, due 10/25/19	217,606

		Russia (2.2%)
	$200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.75%, due 04/28/21 (2)	192,000
	200,000	Metalloinvest Finance, Ltd., (144A), 6.5%, due 07/21/16 (2)	190,750

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount		Fixed Income Securities	Value
		Russia (Continued)
RUB	4,000,000	Vnesheconombank, 7.9%, due 03/18/21 (4)	$127,258

		Total Russia (Cost: $492,298)	510,008

		Singapore (Cost: $257,799) (1.2%)
SGD	315,000	Singapore Government Bond, 2.25%, due 06/01/21 (1)	265,785

		South Korea (Cost: $246,000) (1.1%)
	$250,000	Export-Import Bank of Korea, 4.375%, due 09/15/21 (1)	246,535

		Spain (Cost: $172,598) (0.8%)
EUR	130,000	Spain Government Bond, 5.5%, due 04/30/21	179,285

		Sweden (Cost: $258,561) (1.1%)
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22 (1)	256,582

		Switzerland (Cost: $92,321) (0.4%)
	$150,000	Credit Suisse Guernsey, 1.147%, due 05/29/49 (4)(5)	95,916

		Turkey (1.5%)
TRY	250,000	Turkey Government Bond, 10.5%, due 01/15/20	149,633
	$200,000	Turkey Government International Bond, 5.125%, due 03/25/22	191,500

		Total Turkey (Cost: $338,168)	341,133

		United Arab Emirates (Cost: $248,788) (1.1%)
	250,000	Abu Dhabi National Energy Co., (144A), 5.875%, due 12/13/21 (2)	258,750

		United Kingdom (2.9%)
	100,000	Abbey National Treasury Services PLC, (144A), 3.875%, due 11/10/14 (2)	97,990
	125,000	Lloyds TSB Bank PLC, 6.375%, due 01/21/21	133,549
GBP	230,000	United Kingdom Gilt, 3.75%, due 09/07/21 (1)	416,458

		Total United Kingdom (Cost: $620,518)	647,997

		United States (45.1%)
	$100,000	Arch Coal, Inc., (144A), 7%, due 06/15/19 (2)	100,500
	90,000	Banc of America Commercial Mortgage, Inc. (06-2-A4), 5.732%, due 05/10/45 (4)	102,400
	250,000	Bank of America N.A., 6.1%, due 06/15/17	253,614
	420,005	Bear Stearns Mortgage Funding Trust (06-AR3-2A1), 0.476%, due 11/25/36 (4)	210,668
	300,000	Chase Capital VI, 1.054%, due 08/01/28 (1)(4)	213,000
	200,000	Citigroup, Inc., 2.157%, due 05/15/18 (1)(4)	170,293

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	United States (Continued)
$100,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (07-CD4-A4), 5.322%, due 12/11/49	$108,976
100,000	Credit Suisse Mortgage Capital Certificates (06-C3-A3), 6.008%, due 06/15/38 (4)	112,480
115,000	DBUBS Mortgage Trust (11-LC3A-A2), 3.642%, due 08/10/44	122,999
95,306	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G1), 6.718%, due 07/02/24 (EETC)	98,165
100,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28 (2)	110,792
183,022	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (1)	167,238
506,185	Federal Home Loan Mortgage Corp. (3439-SC), 5.61%, due 04/15/38 (I/O) (I/F) (1)(4)	66,075
184,805	Federal Home Loan Mortgage Corp. (3001-HS), 16.025%, due 02/15/35 (I/F) (PAC) (4)	225,858
88,503	Federal Home Loan Mortgage Corp. (2990-ND), 16.155%, due 12/15/34 (I/F) (PAC) (3)	113,384
298,014	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41(1)	309,826
292,965	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41(1)	305,313
608,077	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O) (1)(4)	45,401
709,307	Federal National Mortgage Association (07-52-LS), 5.773%, due 06/25/37 (I/O) (I/F) (4)	98,459
436,455	Federal National Mortgage Association (09-115-SB), 5.973%, due 01/25/40 (I/O) (I/F) (1)(4)	62,047
590,023	Federal National Mortgage Association (08-18-SM), 6.723%, due 03/25/38 (I/O) (I/F) (1)(4)	91,577
1,155,000	Federal National Mortgage Association TBA, 3% (6)	1,203,907
1,000,000	Federal National Mortgage Association TBA, 4% (6)	1,057,031
373,008	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.632%, due 10/25/35 (4)	266,746
102,990	GE Business Loan Trust (04-2A-A), (144A), 0.505%, due 12/15/32(2) (4)	92,706
200,000	General Electric Capital Corp., 0.815%, due 05/05/26 (4)	149,747
110,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	113,862
650,000	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	88,360
106,014	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	114,591
95,000	Greenwich Capital Commercial Funding Corp. (05-GG3-A4), 4.799%, due 08/10/42 (4)	102,773
55,000	HCA, Inc., 8.5%, due 04/15/19	60,981
100,000	HCP, Inc., 3.75%, due 02/01/19	100,474
95,000	JetBlue Airways Corp. Pass-Through Certificate (04-1-G2), 0.966%, due 09/15/15 (EETC) (4)	85,655
90,000	JPMorgan Chase Commercial Mortgage Securities Corp. (05-LDP5-A4), 5.372%, due 12/15/44 (4)	100,776
42,093	LB-UBS Commercial Mortgage Trust (05-C7-A2), 5.103%, due 11/15/30	42,080
105,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	118,582
225,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.141%, due 02/25/36 (2)(4)	153,000
492,935	Novastar Home Equity Loan (06-2-A2C), 0.426%, due 06/25/36 (4)	210,318
100,000	SL Green Realty Corp., 5%, due 08/15/18	100,217

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	United States (Continued)
$224,119	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (2)	$200,586
213,084	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.481%, due 12/25/34 (4)	160,334
332,719	Structured Asset Mortgage Investments, Inc. (06-AR6-1A3), 0.466%, due 07/25/46 (4)	150,404
403,410	Structured Asset Mortgage Investments, Inc. (06-AR3-12A1), 0.496%, due 05/25/36 (4)	191,643
1,730,000	U.S. Treasury Note, 1%, due 10/31/16 (1)	1,757,977
105,000	U.S. Treasury Note, 2%, due 11/15/21	106,837
484,283	Vanderbilt Mortgage Finance (00-C-ARM), 0.645%, due 10/07/30 (4)	370,879
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (2)(4)	61,100

	Total United States (Cost: $9,929,418)	10,250,631

	Venezuela (Cost: $157,027) (0.7%)
200,000	Petroleos de Venezuela S.A., (Reg. S), 4.9%, due 10/28/14 (1)(3)	168,700

	Total Fixed Income Securities (Cost: $21,206,759) (96.1%)	21,841,389

Number of Shares	Money Market Investments
200,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.13%	200,000
200,000	Fidelity Institutional Money Market Portfolio - Class I, 0.26%	200,000

	Total Money Market Investments (Cost: $400,000) (1.7%)	400,000

Pricipal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,985,976) (13.1%)
$2,985,976	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $2,690,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $3,047,525) (Total Amount to be Received Upon Repurchase $2,985,977)	2,985,976

	U.S. Treasury Securities (Cost: $40,000) (0.2%)
40,000	U.S. Treasury Bill, 0.001%, due 02/23/12(1)	40,000

	Total Short-Term Investment (Cost: $3,425,976) (15.0%)	3,425,976

	Total Investments (Cost: $24,632,735) (111.1%)	25,267,365
	Liabilities in Excess of Other Assets (-11.1%)	(2,531,484)

	Total Net Assets (100.0%)	$22,735,881

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CLP	-	Chilean Peso.
EUR	-	Euro Currency.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NOK	-	Norwegian Krona.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
TRY	-	New Turkish Lira.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TBA	-	To be Announced.

(1)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2).

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $3,383,510 or 14.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered with in the United States except under special exemptions. At January 31, 2012, the value of these securities amounted to $771,656 or 3.4% of net assets.

(4)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

(5)		Perpetual Maturity.

(6)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

Forward Currency Contracts

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Buy (1)
J.P. Morgan Securities Inc.	1,185,317	Euro	03/05/12	$1,600,000	$1,550,554	$(49,446)
J.P. Morgan Securities Inc.	208,644,350	Japanese Yen	03/05/12	2,689,999	2,738,353	48,354

				$4,289,999	$4,288,907	$(1,092)

(1)	Fund buys foreign currency, sells U.S. Dollar

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Future Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
Sell
7	10-Year US Treasury Note Futures	03/21/2012	$925,750	$(11,499)

			$925,750	$(11,499)

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Agriculture	0.9%
Airlines	0.8
Asset Backed Securities	1.9
Auto Manufacturers	0.6
Banks	8.5
Coal	1.2
Commercial Mortgage-Backed Securities — Non-Agency	3.5
Diversified Financial Services	2.2
Electric	2.2
Energy-Alternate Sources	0.9
Foreign Government Bonds	42.5
Healthcare-Services	0.3
Insurance	0.5
Mining	1.6
Oil & Gas	2.4
Real Estate	0.9
REIT	0.8
Residential Mortgage-Backed Securities — Agency	16.9
Residential Mortgage-Backed Securities — Non-Agency	7.3
Telecommunications	0.2
Short-Term Investments	15.0

Total	111.1%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Bank Loans (5.0% of Net Assets)
	Automotive (1.6%)
$995,000	Chrysler Group LLC Term Loan, 7.4%, due 04/28/17 (1)	$973,408

	Electric Utilities (1.9%)
1,942,083	Texas Competitive Electric Holding Co. LLC, (B1), 11%, due 10/10/17 (1)	1,197,489

	Hotels, Restaurants & Leisure (1.5%)
1,000,000	Harrahs Operating Company (Loan Agreement), 8.73%, due 01/28/15 (1)	900,700

	Total Bank Loans (Cost: $3,573,875)	3,071,597

	Corporate Bonds (73.5%)
	Advertising (1.1%)
740,000	Visant Corp., 10%, due 10/01/17	671,550

	Airlines (3.0%)
475,000	Air Canada, (144A), 9.25%, due 08/01/15 (2)	453,031
700,000	American Airlines, Inc., (144A), 7.5%, due 03/15/16 (2)(3)	588,000
261,250	Continental Airlines, Inc. Pass-Through Certificate (99-1-A), 6.545%, due 02/02/19 (EETC)	276,925
216,604	Delta Air Lines, Inc. Pass-Through Certificates (02-1-G1), 6.718%, due 07/02/24 (EETC)	223,102
192,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14 (2)	203,770
85,000	United Air Lines, Inc., (144A), 9.875%, due 08/01/13 (2)	89,038

	Total Airlines	1,833,866

	Auto Parts & Equipment (4.1%)
495,000	Cooper-Standard Automotive, Inc., 8.5%, due 05/01/18 (4)	525,937
750,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	815,625
255,000	Tenneco, Inc., 6.875%, due 12/15/20	270,938
305,000	Tenneco, Inc., 7.75%, due 08/15/18	328,637
300,000	UCI International, Inc., 8.625%, due 02/15/19	302,250
280,000	Visteon Corp., 6.75%, due 04/15/19	276,500

	Total Auto Parts & Equipment	2,519,887

	Banks (6.6%)
250,000	Ally Financial, Inc., 6.75%, due 12/01/14	260,625
1,065,000	Bank of America Corp., 5.625%, due 10/14/16 (4)	1,103,285
600,000	CIT Group, Inc., (144A), 5.25%, due 04/01/14 (2)	615,000
350,000	CIT Group, Inc., (144A), 6.625%, due 04/01/18 (2)	374,500
140,000	CIT Group, Inc., (144A), 7%, due 05/04/15 (2)	140,700
245,000	Credit Suisse Guernsey (Switzerland), 1.147%, due 05/29/49 (5)	156,663
125,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	129,388

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$980,000	JPMorgan Chase Capital XIII, 1.529%, due 09/30/34 (4)(5)	$700,700
550,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17 (2)	537,625

	Total Banks	4,018,486

	Coal (0.6%)
390,000	Arch Coal, Inc., (144A), 7%, due 06/15/19 (2)	391,950

	Commercial Services (0.8%)
555,000	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, 10.25%, due 12/01/17	513,375

	Diversified Financial Services (0.2%)
115,000	International Lease Finance Corp., (144A), 7.125%, due 09/01/18 (2)	125,925

	Electric (7.9%)
625,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16 (2)	673,438
500,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, due 11/08/16 (3)	282,500
1,055,000	Edison Mission Energy, 7%, due 05/15/17	611,900
100,000	Reliant Energy Mid-Atlantic Power Holdings, LLC Pass-Through Certificate, Series C, 9.681%, due 07/02/26	95,000
1,266,583	Mirant Mid-Atlantic Pass-Through Certificate, Series C, 10.06%, due 12/30/28	1,291,914
1,255,000	NRG Energy, Inc., 7.625%, due 01/15/18	1,229,900
577,000	PNM Resources, Inc., 9.25%, due 05/15/15 (4)	637,585

	Total Electric	4,822,237

	Entertainment (1.7%)
975,000	Regal Cinemas Corp., 8.625%, due 07/15/19	1,070,063

	Environmental Control (0.3%)
175,000	Casella Waste Systems, Inc., 7.75%, due 02/15/19	171,719

	Food (2.5%)
380,000	Bumble Bee Acquisition Corp., (144A), 9%, due 12/15/17 (2)	392,350
580,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 7.25%, due 06/01/21 (2)	549,550
250,000	JBS USA LLC/JBS USA Finance, Inc., (144A), 8.25%, due 02/01/20 (2)	252,500
300,000	Post Holdings, Inc., (144A), 7.375%, due 02/15/22 (2)	310,500

	Total Food	1,504,900

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Forest Products & Paper (0.6%)
$435,000	Sappi Papier Holding GMBH, (144A), 6.625%, due 04/15/21(2)	$398,025

	Gas (3.2%)
650,000	Sabine Pass LNG, LP, 7.25%, due 11/30/13	672,750
420,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	436,800
250,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (2)	250,000
605,000	Southern Union Co., 3.447%, due 11/01/66 (5)	576,263

	Total Gas	1,935,813

	Healthcare-Products (2.1%)
800,000	Accellent, Inc., 8.375%, due 02/01/17 (4)	810,000
440,000	Alere, Inc., 7.875%, due 02/01/16	457,600

	Total Healthcare-Products	1,267,600

	Healthcare-Services (5.7%)
250,000	CHS/Community Health Systems, Inc., 8.875%, due 07/15/15	260,312
105,000	CHS/Community Health Systems, Inc., (144A), 8%, due 11/15/19 (2)	107,363
1,000,000	HCA, Inc., 7.875%, due 02/15/20	1,093,750
120,000	HCA, Inc., 8.5%, due 04/15/19	133,050
815,000	Tenet Healthcare Corp., 6.875%, due 11/15/31 (4)	680,525
250,000	Tenet Healthcare Corp., 8.875%, due 07/01/19	282,812
75,000	Tenet Healthcare Corp., 10%, due 05/01/18	86,438
195,000	Universal Health Services, Inc., 7%, due 10/01/18	205,238
580,000	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.75%, due 02/01/19 (4)	590,150
55,000	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 8%, due 02/01/18	57,475
13,000	Vanguard Health Systems, Inc., 0.0%, due 02/01/16	8,596

	Total Healthcare-Services	3,505,709

	Household Products/Wares (2.0%)
640,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 7.125%, due 04/15/19 (2)	672,000
200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 8.25%, due 02/15/21 (2)	189,000
250,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, (144A), 9%, due 04/15/19 (2)	248,750
85,000	Spectrum Brands Holdings, Inc., (144A), 9.5%, due 06/15/18 (2)	96,050

	Total Household Products/Wares	1,205,800

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Lodging (0.7%)
$300,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, due 01/15/16	$315,000
75,000	MGM Resorts International, 9%, due 03/15/20	84,375

	Total Lodging	399,375

	Media (6.7%)
1,058,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7%, due 01/15/19	1,124,125
720,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17 (2)	765,000
625,000	DCP LLC/DCP Corp., (144A), 10.75%, due 08/15/15 (2)	526,563
775,000	McClatchy Co. (The), 11.5%, due 02/15/17	790,500
220,000	Nara Cable Funding, Ltd., (144A), 8.875%, due 12/01/18 (2)	209,395
675,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20 (2)	707,062

	Total Media	4,122,645

	Mining (0.7%)
400,000	FMG Resources August 2006 PTY, Ltd., (144A), 7%, due 11/01/15 (2)	412,000

	Oil & Gas (4.3%)
500,000	Chaparral Energy, Inc., 8.875%, due 02/01/17 (4)	517,500
720,000	Chesapeake Energy Corp., 2.5%, due 05/15/37	629,100
270,000	Linn Energy LLC/Linn Energy Finance Corp., (144A), 6.5%, due 05/15/19 (2)	271,350
530,000	Parker Drilling Co., 9.125%, due 04/01/18	561,800
400,000	Quicksilver Resources, Inc., 8.25%, due 08/01/15 (4)	395,500
250,000	Quicksilver Resources, Inc., 11.75%, due 01/01/16 (4)	266,875

	Total Oil & Gas	2,642,125

	Packaging & Containers (4.8%)
755,000	Ardagh Packaging Finance PLC, (144A), 7.375%, due 10/15/17 (2)	788,975
500,000	Berry Plastics Corp., 8.25%, due 11/15/15	536,250
675,000	Bway Holding Co., 10%, due 06/15/18	735,750
605,000	Packaging Dynamics Corp., (144A), 8.75%, due 02/01/16 (2)	618,612
250,000	Solo Cup Co./Solo Cup Operating Corp., 10.5%, due 11/01/13	251,875

	Total Packaging & Containers	2,931,462

	Real Estate (0.4%)
220,000	Realogy Corp., (144A), 7.625%, due 01/15/20 (2)	220,275

	Retail (1.7%)
1,265,000	Sears Holdings Corp., 6.625%, due 10/15/18	1,024,650

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Software (0.8%)
$470,000	First Data Corp., (144A), 7.375%, due 06/15/19 (2)	$468,825

	Storage/Warehousing (1.1%)
625,000	Mobile Mini, Inc., 7.875%, due 12/01/20	650,000

	Telecommunications (8.6%)
365,000	Cricket Communications, Inc., 7.75%, due 05/15/16	386,900
235,000	Frontier Communications Corp., 7.875%, due 04/15/15	242,050
385,000	GCI, Inc., 8.625%, due 11/15/19	414,838
550,000	Intelsat Jackson Holdings S.A., (144A), 7.25%, due 04/01/19 (2)	573,375
750,000	Intelsat Jackson Holdings S.A., 8.5%, due 11/01/19	811,875
775,000	Level 3 Financing, Inc., 4.202%, due 02/15/15 (5)	730,437
750,000	Nextel Communications, Inc., Series C, 5.95%, due 03/15/14	742,500
630,000	Sprint Nextel Corp., (144A), 9%, due 11/15/18 (2)	678,825
350,000	Windstream Corp., 7%, due 03/15/19	362,250
300,000	Windstream Corp., 7.75%, due 10/15/20	324,000

	Total Telecommunications	5,267,050

	Transportation (0.9%)
660,546	ACL I Corp., (144A), 10.625%, due 02/15/16 (2)	568,735

	Trucking & Leasing (0.4%)
295,000	Maxim Crane Works LP, (144A), 12.25%, due 04/15/15 (2)	274,350

	Total Corporate Bonds (Cost: $45,898,166) (73.5%)	44,938,397

	Municipal Bonds (Cost: $36,937) (0.1%)
30,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (2)	37,980

	Total Fixed Income Securities (Cost: $49,508,978) (78.6%)	48,047,974

Number of Shares	Preferred Stock
	Banking (2.2%)
50,000	Citigroup Capital XIII, 7.785% (4)	1,347,000

	Electric Utilities (0.4%)
5,000	PPL Corp., 9.5%	270,350

	Total Preferred Stock (Cost: $1,632,250) (2.6%)	1,617,350

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

	Money Market Investments
477,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.13%	$477,000
476,000	Fidelity Institutional Money Market Portfolio - Class I, 0.26%	476,000
255,000	JPMorgan Prime Money Market Fund, 0.16%	255,000

	Total Money Market Investments (Cost: $1,208,000) (2.0%)	1,208,000

Principal Amount	Short Term Investments
	Repurchase Agreement (Cost: $4,108,429)(6.7% )
$4,108,429	State Street Bank & Trust Company, 0.01%, due 02/01/12, (collateralized by $3,700,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $4,191,763) (Total Amount to be Received Upon Repurchase $4,108,430)	4,108,429

	Discount Notes (Cost: $6,998,964) (11.4%)
7,000,000	Federal Home Loan Mortgage Corp., Discount Note., 0.065%, due 04/23/12	6,998,964

	U.S. Treasury Securities (Cost: $110,000) (0.2%)
110,000	U.S. Treasury Bill, 0.015%, due 02/23/12	110,000

	Total Short Term Investments (Cost: $12,425,393) (20.3%)	12,425,393

	Total Investments (Cost: $63,566,621) (101.5%)	62,090,717
	Liabilities in Excess of Other Assets (-1.5%)	(941,194)

	Net Assets (100.0%)	$61,149,523

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.

(1)		Rate stated is the effective yield.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $14,780,126 or 24.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments.

(5)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Credit Defaulted Swaps – Sell Protection (1)

Notional Amount (2)	Expiration Date	Counterparty	Fixed Deal Receive Rate	Reference Entity	Unrealized Appreciation	Premium (Received)	Value (3)
$5,880,000	12/20/16	JPMorgan Chase & Co.	5.0%	CDX.NA.HY.17	$35,835	$(194,557)	$(158,722)

					$35,835	$(194,557)	$(158,722)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(3)	The values of credit default swap agreements serve as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period –end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Future Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
33	30-Year U.S. Treasury Bond Futures	03/21/2012	$4,799,438	$(53,953)

			$4,799,438	$(53,953)

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Advertising	1.1%
Airlines	3.0
Automotive	1.6
Auto Parts & Equipment	4.1
Banks	6.6
Coal	0.6
Commercial Services	0.8
Diversified Financial Services	2.4
Electric	7.9
Electric Utilities	2.3
Entertainment	1.7
Environmental Control	0.3
Food	2.5
Forest Products & Paper	0.6
Gas	3.2
Healthcare-Products	2.1
Healthcare-Services	5.7
Hotels, Restaurants & Leisure	1.5
Household Products/Wares	2.0
Lodging	0.7
Media	6.7
Mining	0.7
Municipal Bonds	0.1
Oil & Gas	4.3
Packaging & Containers	4.8
Real Estate	0.4
Retail	1.7
Software	0.8
Storage/Warehousing	1.1
Telecommunications	8.6
Transportation	0.9
Trucking & Leasing	0.4
Short-Term Investments	20.3

Total	101.5%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (Cost: $271,521) (3.7% of Net Assets)
$255,001	Federal Home Loan Mortgage Corp., Pool #310005, 6.186%, due 11/01/19 (1)	$267,102

	Commercial Mortgage-Backed Securities — Non-Agency (9.0%)
39,921	Banc of America Commercial Mortgage, Inc. (03-1-A2), 4.648%, due 09/11/36	40,775
150,456	Credit Suisse First Boston Mortgage Securities Corp. (02-CP3-A3), 5.603%, due 07/15/35	151,574
35,000	Credit Suisse First Boston Mortgage Securities Corp. (03-CK2-A4), 4.801%, due 03/15/36	35,968
35,000	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36 (1)	37,461
186,791	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35	191,018
25,000	JP Morgan Chase Commercial Mortgage Securities Corp. (04-C3-A5), 4.878%, due 01/15/42	26,852
99,956	Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34	100,423
30,777	Morgan Stanley Dean Witter Capital I (02-IQ2-A4), 5.74%, due 12/15/35	31,007
33,887	Wachovia Bank Commercial Mortgage Trust (03-C3-A2), 4.867%, due 02/15/35	34,809

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $671,640)	649,887

	Residential Mortgage-Backed Securities — Agency (28.8%)
70,742	Federal Home Loan Mortgage Corp. (2550-FI), 0.639%, due 11/15/32 (1) (TAC)	70,657
98,590	Federal Home Loan Mortgage Corp. (3946-FG), 0.639%, due 10/15/39 (1) (PAC)	98,214
63,998	Federal Home Loan Mortgage Corp. (2839-TO), 4%, due 04/15/18	64,328
25,642	Federal Home Loan Mortgage Corp., Pool #1B1010, 2.5%, due 08/01/33 (1)	27,239
62,000	Federal Home Loan Mortgage Corp., Pool #610967, 2.486%, due 04/01/28 (1)	64,950
146,199	Federal Home Loan Mortgage Corp., Pool #780721, 2.375%, due 08/01/33 (1)	153,053
52,316	Federal Home Loan Mortgage Corp., Pool #780833, 2.343%, due 09/01/33 (1)	55,467
33,476	Federal Home Loan Mortgage Corp., Pool #789924, 2.366%, due 11/01/32 (1)	36,226
53,974	Federal National Mortgage Association (03-26-QF), 0.676%, due 10/25/17 (1)	54,042
107,860	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	122,566
13,973	Federal National Mortgage Association, Pool #661691, 2.406%, due 10/01/32 (1)	14,619
69,571	Federal National Mortgage Association, Pool #725886, 2.358%, due 05/01/34 (1)	73,543
50,843	Federal National Mortgage Association, Pool #786884, 2.435%, due 08/01/34 (1)	53,345
100,752	Federal National Mortgage Association, Pool #826239, 2.336%, due 07/01/35 (1)	103,455
256,800	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	284,002
42,109	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	43,309
36,388	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	38,185
185,976	Government National Mortgage Association II, Pool #80734, 1.625%, due 09/20/33 (1)	191,387
6,065	Government National Mortgage Association II, Pool #80747, 1.625%, due 10/20/33 (1)	6,269
24,413	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	25,237
76,679	Government National Mortgage Association II, Pool #80764, 1.625%, due 11/20/33 (1)	79,272
78,331	Government National Mortgage Association II, Pool #80766, 1.625%, due 11/20/33 (1)	80,290

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$180,412	Government National Mortgage Association II, Pool #80797, 2%, due 01/20/34 (1)	$186,215
76,432	Government National Mortgage Association II, Pool #80869, 2.5%, due 04/20/34 (1)	79,111
75,504	Government National Mortgage Association II, Pool #80937, 2.5%, due 06/20/34 (1)	80,046

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,030,283)	2,085,027

	Residential Mortgage-Backed Securities — Non-Agency (9.4%)
139,490	Ameriquest Mortgage Securities, Inc. (05-R11-A2C), 0.506%, due 01/25/36 (1)	136,503
25,570	Banc of America Funding Corp. (06-G-2A3), 0.45%, due 07/20/36 (1)	24,341
232,280	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.135%, due 11/25/32 (1)	215,476
20,554	First Franklin Mortgage Loan Asset Backed Certificates (05-FF2-M1), 0.676%, due 03/25/35 (1)	20,469
31,283	First Franklin Mortgage Loan Asset Backed Certificates (05-FF9-A3), 0.556%, due 10/25/35 (1)	29,850
46,525	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.776%, due 06/25/34 (1)	46,334
45,027	Home Equity Asset Trust (07-2-2A1), 0.386%, due 07/25/37 (1)	44,004
31,649	Long Beach Mortgage Loan Trust (05-2-M2), 0.736%, due 04/25/35 (1)	30,660
94,608	Morgan Stanley ABS Capital I (05-WMC6-M1), 0.756%, due 07/25/35 (1)	92,856
45,348	Residential Accredit Loans, Inc. (02-QS16-A2), 0.826%, due 10/25/17 (1)	41,938

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $698,649)	682,431

	Corporate Bonds (22.3%)
	Banks (7.3%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 2.136%, due 04/25/14 (1)	47,163
150,000	Bank of America Corp., 1.973%, due 01/30/14 (1)	143,982
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,737
30,000	Citigroup, Inc., 6.375%, due 08/12/14	32,557
60,000	Goldman Sachs Group, Inc. (The), 1.435%, due 02/07/14 (1)	57,998
50,000	JPMorgan Chase Bank N.A., 0.871%, due 06/13/16 (1)	45,344
150,000	Lloyds TSB Bank PLC (United Kingdom), 2.911%, due 01/24/14 (1)	148,330

	Total Banks	526,111

	Diversified Financial Services (0.7%)
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	52,875

	Electric (1.3%)
95,082	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, due 07/02/17	92,230

	Pipelines (3.5%)
250,000	El Paso Corp., 7.875%, due 06/15/12	254,687

	Real Estate (3.0%)
105,000	Post Apartment Homes LP, 5.45%, due 06/01/12	105,994

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Real Estate (Continued)
$100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14(2)	$111,062

	Total Real Estate	217,056

	REIT (5.8%)
200,000	Duke Realty LP, 5.4%, due 08/15/14	213,472
30,000	Health Care REIT, Inc., 6%, due 11/15/13	31,486
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	119,235
50,000	Liberty Property LP, 6.375%, due 08/15/12	51,011

	Total REIT	415,204

	Telecommunications (0.7%)
50,000	Verizon Communications, Inc., 1.95%, due 03/28/14	51,251

	Total Corporate Bonds (Cost: $1,587,867)	1,609,414

	Municipal Bonds (Cost: $149,006) (2.2%)
150,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	155,307

	Total Fixed Income Securities (Cost: $5,408,966) (75.4%)	5,449,168

Number of Shares	Money Market Investments
70,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.13%	70,000
25,000	Fidelity Institutional Money Market Portfolio - Class I, 0.26%	25,000
43,000	JPMorgan Prime Money Market Fund, 0.20%	43,000

	Total Money Market Investments (Cost: $138,000) (1.9% )	138,000

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $203,560) (2.8%)
$203,560	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $185,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $209,588) (Total Amount to be Received Upon Repurchase $203,560)	203,560
	Discount Note (Cost: $1,099,837) (15.2%)
1,100,000	Federal Home Loan Mortgage Corp., 0.065%, due 04/23/2012	1,099,837

	Total Short-Term Investments (Cost: $1,441,397) (19.9%)	1,441,397

	Total Investments (Cost: $6,850,363) (95.3%)	6,890,565
	Excess of Other Assets over Liabilities (4.7%)	342,979

	Net Assets (100.0%)	$7,233,544

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $163,937 or 2.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Commercial Mortgage-Backed Securities — Agency	3.7%
Commercial Mortgage-Backed Securities — Non-Agency	9.0
Residential Mortgage-Backed Securities — Agency	28.8
Residential Mortgage-Backed Securities — Non-Agency	9.4
Banks	7.3
Diversified Financial Services	0.7
Electric	1.3
Pipelines	3.5
Real Estate	3.0
REIT	5.8
Telecommunications	0.7
Municipal	2.2
Short-Term Investments	19.9

Total	95.3%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.6% of Net Assets)
$8,418,442	CIT Education Loan Trust (07-1-A), (144A), 0.663%, due 03/25/42 (1)(2)	$7,597,467
16,120,000	Educational Funding of the South, Inc. (11-1-A2), 1.21%, due 04/25/35 (1)	14,652,077
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.41%, due 10/25/35 (1)(2)	15,771,167
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.531%, due 10/01/37 (1)	14,384,096
14,355,000	SLM Student Loan Trust (11-2-A2), 1.476%, due 10/25/34 (1)	13,641,683
18,535,000	U.S. Education Loan Trust LLC (06-2A-A1), (144A), 0.706%, due 03/01/31 (1)(2)	16,394,005

	Total Asset-Backed Securities (Cost: $84,891,168)	82,440,495

	Commercial Mortgage-Backed Securities — Agency (2.1%)
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21	28,704,424
13,959,571	Federal National Mortgage Association, Pool #FN0003, 4.301%, due 01/01/21	15,842,355
22,626,827	Federal National Mortgage Association, Pool #AL0600, 4.303%, due 07/01/21	25,553,122
20,070,586	Federal National Mortgage Association, Pool #AL0290, 4.446%, due 04/01/21	22,789,162
14,413,325	Federal National Mortgage Association, Pool #AD0791, 4.761%, due 02/01/20	16,540,548

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $101,087,059)	109,429,611

	Commercial Mortgage-Backed Securities — Non-Agency (5.4%)
14,840,000	Banc of America Commercial Mortgage, Inc. (06-3-A4), 5.889%, due 07/10/44 (1)	16,634,482
1,014,203	Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.914%, due 02/10/51 (1)	1,148,135
4,235,000	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.034%, due 12/20/41 (1)(2)	4,467,273
24,185,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.299%, due 10/12/42 (1)	26,991,587
11,643,550	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	12,723,687
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 05/12/21 (1)(2)	11,646,569
38,963,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 6.078%, due 07/10/38 (1)	44,169,470
26,811,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	29,411,896
32,700,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44 (1)	34,941,330
16,530,000	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP7-A4), 6.064%, due 04/15/45 (1)	18,814,644
1,150,000	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	1,298,754
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (1)	26,725,842
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.791%, due 06/11/42 (1)	15,005,531
5,905,000	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	6,208,854
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,818,234
8,645,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.718%, due 08/15/39 (1)	9,363,702
16,455,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44 (1)	17,353,081

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $259,666,200)	280,723,071

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (49.2%)
$761,143	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	$849,243
359,576	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	406,560
1,128,906	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,266,662
11,213,632	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC)	12,748,055
27,786,944	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC)	31,884,433
4,928,650	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	5,256,100
5,302,296	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	4,960,561
2,371,186	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	2,426,783
17,151,914	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	18,090,504
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	10,467,047
4,693,890	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	4,827,210
13,444,481	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	14,533,694
27,060,620	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	31,174,904
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	24,529,730
1,697,180	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,703,685
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	16,246,800
4,982,126	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	5,310,603
1,989,438	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	1,792,875
2,813,934	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	2,839,914
3,110,887	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	3,302,022
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,833,439
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,112,866
7,053,715	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	7,814,074
1,552,209	Federal Home Loan Mortgage Corp. (3057-OS), 11.598%, due 10/15/35 (I/F) (1)	1,574,666
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC)	59,307,500
4,331,498	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	4,711,611
30,016,440	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	35,207,657
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	20,696,387
19,967,455	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)	17,611,139
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,839,370
1,742,816	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	1,754,768
53,929,513	Federal Home Loan Mortgage Corp. (3315-S), 6.12%, due 05/15/37 (I/O) (I/F) (1)	7,066,778
21,756,552	Federal Home Loan Mortgage Corp. (3376-SX), 5.75%, due 10/15/37 (I/O) (I/F) (1)	2,956,435
12,816,495	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	13,525,549
38,341,414	Federal Home Loan Mortgage Corp. (3410-IS), 5.98%, due 02/15/38 (I/O) (I/F) (1)	5,537,367
25,475,293	Federal Home Loan Mortgage Corp. (3424-BI), 6.51%, due 04/15/38 (I/O) (I/F) (1)	4,196,457
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,958,113
15,347,389	Federal Home Loan Mortgage Corp. (3519-SH), 5.21%, due 07/15/37 (I/O) (I/F) (1)	1,829,010
64,653,637	Federal Home Loan Mortgage Corp. (3531-SC), 6.01%, due 05/15/39 (I/O) (I/F) (1)	9,344,390

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$14,763,094	Federal Home Loan Mortgage Corp. (3541-SA), 6.46%, due 06/15/39 (I/O) (I/F) (1)	$1,598,467
54,008,477	Federal Home Loan Mortgage Corp. (3550-GS), 6.46%, due 07/15/39 (I/O) (I/F) (1)	7,184,137
12,617,454	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	14,441,236
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	40,901,367
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	21,478,077
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	26,560,295
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	48,081,445
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	26,987,577
7,288,663	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	7,788,043
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,569,197
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	22,823,899
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC)	22,128,586
63,110,285	Federal Home Loan Mortgage Corp. (3788-SB), 6.19%, due 01/15/41 (I/O) (I/F) (1)	8,878,481
11,209,027	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC)	10,242,361
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC)	11,054,483
661,712	Federal Home Loan Mortgage Corp., Pool #1B2650, 2.582%, due 11/01/34 (1)	696,943
11,130	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (1)	11,229
93,046	Federal Home Loan Mortgage Corp., Pool #755363, 2.449%, due 09/01/30 (1)	98,330
117,168	Federal Home Loan Mortgage Corp., Pool #789924, 2.349%, due 11/01/32 (1)	126,791
6,358	Federal Home Loan Mortgage Corp., Pool #846317, 2.349%, due 08/01/26 (1)	6,529
49,766	Federal Home Loan Mortgage Corp., Pool #846510, 2.375%, due 04/01/25 (1)	52,507
103,596	Federal Home Loan Mortgage Corp., Pool #846732, 2.34%, due 01/01/30 (1)	106,954
21,626,845	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	23,454,567
71,286,438	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40	78,681,013
21,863,733	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40	23,937,370
41,957,381	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41	44,280,334
46,151	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	49,798
44,269	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	47,767
149,386	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	161,191
69,990	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	75,521
266,548	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	293,640
1,291,764	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,394,070
67,278,376	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	71,930,045
1,869,134	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	2,000,416
4,632,209	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	5,026,429
5,752,893	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	6,156,959
6,305,457	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	6,786,498
50,085	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	56,054
12,608,694	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	13,863,653
12,613,365	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	13,868,788
18,589,178	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	20,114,072

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$935,555	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	$1,006,891
47,367,032	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25	50,184,044
12,866,747	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	13,995,245
17,653,509	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	18,842,362
21,428,749	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	24,653,990
1,120,980	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,241,018
9,290,142	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	9,740,579
4,418,838	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	4,829,111
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	28,070,654
2,423,091	Federal National Mortgage Association (04-52-SW), 6.823%, due 07/25/34 (I/O) (I/F) (1)	356,711
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,781,753
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,991,231
43,430,250	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	47,521,692
23,010,508	Federal National Mortgage Association (07-20-SI), 6.173%, due 03/25/37 (I/O) (I/F) (1)	3,140,785
24,947,523	Federal National Mortgage Association (07-21-SE), 6.163%, due 03/25/37 (I/O) (I/F) (1)	3,243,178
1,406,268	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	1,419,718
30,173,669	Federal National Mortgage Association (07-56-SG), 6.133%, due 06/25/37 (I/O) (I/F) (1)	4,035,227
66,938,049	Federal National Mortgage Association (07-58-SV), 6.473%, due 06/25/37 (I/O) (I/F) (1)	9,178,773
8,669,416	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	9,006,796
3,910,714	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	4,111,905
14,828,301	Federal National Mortgage Association (07-65-S), 6.323%, due 07/25/37 (I/O) (I/F) (1)	1,883,329
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	20,303,311
3,713,362	Federal National Mortgage Association (07-88-FY), 0.736%, due 09/25/37 (1)	3,713,381
51,697,103	Federal National Mortgage Association (07-103-AI), 6.223%, due 03/25/37 (I/O) (I/F) (1)	8,081,291
29,066,769	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	34,041,355
51,696,892	Federal National Mortgage Association (08-1-AI), 5.973%, due 05/25/37 (I/O) (I/F) (1)	5,999,119
31,081,195	Federal National Mortgage Association (08-13-SB), 5.963%, due 03/25/38 (I/O) (I/F) (1)	4,419,317
42,834,845	Federal National Mortgage Association (08-23-SB), 6.573%, due 04/25/38 (I/O) (I/F) (1)	7,780,247
13,299,769	Federal National Mortgage Association (08-35-SD), 6.173%, due 05/25/38 (I/O) (I/F) (1)	2,034,225
71,503,778	Federal National Mortgage Association (08-66-SG), 5.793%, due 08/25/38 (I/O) (I/F) (1)	10,343,615
35,867,374	Federal National Mortgage Association (08-68-SA), 5.693%, due 08/25/38 (I/O) (I/F) (1)	4,708,048
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,865,631
36,170,502	Federal National Mortgage Association (09-3-SH), 5.173%, due 06/25/37 (I/O) (I/F) (1)	4,223,894
12,099,238	Federal National Mortgage Association (09-47-SV), 6.473%, due 07/25/39 (I/O) (I/F) (1)	1,526,787
33,637,242	Federal National Mortgage Association (09-51-SA), 6.473%, due 07/25/39 (I/O) (I/F) (1)	4,931,263
17,953,629	Federal National Mortgage Association (09-6-SD), 5.273%, due 02/25/39 (I/O) (I/F) (1)	2,361,944
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	21,002,816
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	28,816,294
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	36,651,252

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$10,009,884	Federal National Mortgage Association (09-72-JS), 6.973%, due 09/25/39 (I/O) (I/F) (1)	$1,137,608
52,911,951	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	57,438,748
38,213,112	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39 (3)	41,597,456
61,587,507	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)	10,626,592
35,271,156	Federal National Mortgage Association (11-51-TC), 5.5%, due 06/25/41 (I/F) (1)	38,605,427
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	51,405,345
116,935	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	134,538
310,992	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (1)	331,069
1,848,809	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	1,775,823
39,694	Federal National Mortgage Association, Pool #124410, 2.256%, due 07/01/22 (1)	40,884
313,184	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	337,861
821,915	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	898,852
15,059,626	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	16,273,515
11,354,500	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	12,466,665
47,065	Federal National Mortgage Association, Pool #348025, 2.295%, due 06/01/26 (1)	48,074
27,972,686	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	30,476,023
3,009,913	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	3,211,338
144,407	Federal National Mortgage Association, Pool #655819, 2.253%, due 08/01/32 (1)	146,118
79,630	Federal National Mortgage Association, Pool #661856, 2.412%, due 10/01/32 (1)	79,325
1,142,667	Federal National Mortgage Association, Pool #671133, 5.292%, due 02/01/33 (1)	1,217,603
268,894	Federal National Mortgage Association, Pool #672272, 2.473%, due 12/01/32 (1)	283,323
546,440	Federal National Mortgage Association, Pool #676766, 2.462%, due 01/01/33 (1)	575,195
395,727	Federal National Mortgage Association, Pool #687847, 2.473%, due 02/01/33 (1)	416,773
1,725,310	Federal National Mortgage Association, Pool #692104, 5.054%, due 02/01/33 (1)	1,835,944
849,660	Federal National Mortgage Association, Pool #699866, 2.376%, due 04/01/33 (1)	907,943
511,618	Federal National Mortgage Association, Pool #704454, 2.413%, due 05/01/33 (1)	544,334
776,044	Federal National Mortgage Association, Pool #708820, 4.493%, due 06/01/33 (1)	827,552
1,521,385	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (1)	1,624,415
442,100	Federal National Mortgage Association, Pool #728824, 2.336%, due 07/01/33 (1)	470,534
2,570,815	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	2,795,613
91,948	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	99,731
1,072,090	Federal National Mortgage Association, Pool #821915, 2.449%, due 06/01/35 (1)	1,133,516
4,602,990	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	5,152,651
26,173,091	Federal National Mortgage Association, Pool #889117, 5%, due 10/01/35	28,256,716
17,431,190	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	18,661,928
20,966,415	Federal National Mortgage Association, Pool #957876, 4.443%, due 05/01/18 (1)	21,540,911
14,615,951	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	15,803,213
5,677,362	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	6,120,661
19,425,517	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	20,885,464

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$19,922,265	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	$21,671,495
32,272,691	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	35,529,901
21,605,075	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	23,785,627
14,700,826	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	15,873,064
95,253,838	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	102,062,994
77,484,504	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41	80,555,635
17,859,835	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	19,108,630
47,658,955	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37	53,326,258
37,299,178	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	39,907,209
24,527,694	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41	26,248,465
118,140,000	Federal National Mortgage Association TBA, 3% (4)	123,142,497
55,826	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	31,635
67,882,440	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC)	71,363,818
2,433,153	Government National Mortgage Association (03-42-SH), 6.269%, due 05/20/33 (I/O) (I/F) (1)	375,425
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O)	9,839,623
42,405,019	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40	46,870,797
753,877	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (1)	779,843
98,472	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	112,525
108,201	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	123,642

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,441,531,084)	2,566,423,226

	Residential Mortgage-Backed Securities — Non-Agency (38.7%)
41,609,000	Accredited Mortgage Loan Trust (06-1-A4), 0.556%, due 04/25/36 (1)	14,447,186
4,000,000	Accredited Mortgage Loan Trust (06-2-A4), 0.536%, due 09/25/36 (1)	1,161,107
27,064,357	ACE Securities Corp. (07-ASP1-A2C), 0.536%, due 03/25/37 (1)	11,341,782
11,743,922	ACE Securities Corp. (07-ASP1-A2D), 0.656%, due 03/25/37 (1)	4,975,888
4,774,384	Adjustable Rate Mortgage Trust (04-5-3A1), 2.761%, due 04/25/35 (1)	4,074,768
14,133,930	Adjustable Rate Mortgage Trust (05-12-2A1), 2.925%, due 03/25/36 (1)	8,419,353
64,289,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.4%, due 05/25/36 (1)	42,076,765
8,917,136	Adjustable Rate Mortgage Trust (07-1-5A1), 0.426%, due 03/25/37 (1)(5)	3,560,989
10,341,901	American Home Mortgage Assets (05-2-2A1A), 3.029%, due 01/25/36 (1)(5)	5,415,119
3,133,747	American Home Mortgage Assets (06-3-2A11), 1.136%, due 10/25/46 (1)	1,537,131
59,757,360	American Home Mortgage Assets (07-1-A1), 0.896%, due 02/25/47 (1)	25,210,040
1,283,303	American Home Mortgage Assets (07-2-A1), 0.401%, due 03/25/47 (1)	705,495
4,527,321	American Home Mortgage Investment Trust (07-2-11A1), 0.506%, due 03/25/47 (1)	1,970,693
9,399,455	Asset-Backed Securities Corp. Home Equity (06-HE1-A3), 0.476%, due 01/25/36 (1)	6,954,478
38,250,493	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.416%, due 11/25/36 (1)	16,783,597
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.416%, due 12/25/36 (1)	22,782,651

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$1,107,731	Banc of America Funding Corp. (04-B-3A1), 2.839%, due 12/20/34 (1)	$649,008
4,440,616	Banc of America Funding Corp. (05-B-3A1B), 0.59%, due 04/20/35 (1)	3,130,066
3,305,560	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC) (1)	2,745,592
24,294,000	Banc of America Funding Corp. (06-D-1A2), 0.56%, due 05/20/36 (1)	4,352,051
22,241,399	Banc of America Funding Corp. (06-G-2A3), 0.45%, due 07/20/36 (1)	21,172,537
5,781,884	Banc of America Funding Corp. (09-R14A-2A), (144A), 14.487%, due 07/26/35 (I/F) (1)(2)(6)	6,152,856
9,217,152	BCAP LLC Trust (11-RR2-3A6), (144A), 2.938%, due 11/21/35 (1)(2)	8,002,285
2,066,594	BCAP LLC Trust (11-RR3-1A5), (144A), 4.577%, due 05/27/37 (1)(2)	1,980,940
2,409,634	BCAP LLC Trust (11-RR3-5A3), (144A), 4.627%, due 11/26/37 (1)(2)	2,135,165
10,067,126	BCAP LLC Trust (11-RR4-1A3), (144A), 2.91%, due 03/26/36 (1)(2)	8,880,856
9,521,006	BCAP LLC Trust (11-RR4-2A3), (144A), 5.243%, due 06/26/47 (1)(2)	8,426,090
16,917,070	BCAP LLC Trust (11-RR4-3A3), (144A), 5.531%, due 07/26/36 (1)(2)	14,971,607
18,370,286	BCAP LLC Trust (11-RR5-1A3), (144A), 2.845%, due 03/26/37 (1)(2)	16,395,480
5,045,216	BCAP LLC Trust (11-RR5-2A3), (144A), 4.788%, due 06/26/37 (1)(2)	4,678,999
2,335,940	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.762%, due 02/25/35 (1)	1,624,063
7,962,247	Bear Stearns Adjustable Rate Mortgage Trust (06-2-2A1), 2.808%, due 07/25/36 (1)(5)	4,219,481
2,276,530	Bear Stearns Alt-A Trust (06-3-1A1), 0.466%, due 05/25/36 (1)	1,034,250
11,866,770	Bear Stearns Alt-A Trust (06-3-23A1), 2.862%, due 05/25/36 (1)(5)	5,028,162
1,578,492	Bear Stearns Alt-A Trust (06-4-32A1), 2.849%, due 07/25/36 (1)(5)	760,928
4,016,100	Bear Stearns Alt-A Trust (06-8-1A1), 0.436%, due 06/25/46 (1)(5)	1,462,736
18,163,052	Bear Stearns Alt-A Trust (06-8-2A1), 2.837%, due 08/25/46 (1)(5)	7,423,911
1,281,256	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.456%, due 10/25/36 (1)	695,212
5,295,539	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.476%, due 09/25/47 (1)	3,107,168
49,000,000	Carrington Mortgage Loan Trust (07-RFC1-A2), 0.376%, due 12/25/36 (1)	17,064,397
4,943,459	Centex Home Equity (03-C-M1), 0.976%, due 09/25/33 (1)	3,381,771
6,843,782	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,943,606
24,227,000	Chaseflex Trust (06-1-A3), 6.229%, due 06/25/36 (1)	19,780,694
6,400,408	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	5,721,203
15,645,456	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36 (1)	15,179,722
9,077,317	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (2)	5,968,572
50,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC3-A2B), 0.456%, due 03/25/37 (1)	26,733,425
4,678,452	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	4,452,478
1,695,108	Countrywide Alternative Loan Trust (05-27-1A2), 1.596%, due 08/25/35 (1)	926,977
11,127,284	Countrywide Alternative Loan Trust (05-76-1A1), 1.676%, due 01/25/36 (1)	7,469,174
804,166	Countrywide Alternative Loan Trust (05-84-1A1), 2.982%, due 02/25/36 (1)(5)	406,143
154,512	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	111,920

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$4,700,256	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	$4,460,675
3,032,962	Countrywide Alternative Loan Trust (05-J5-1A1), 0.576%, due 05/25/35 (1)	2,684,317
9,371,103	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.876%, due 01/25/37 (1)(5)	4,369,892
37,063,030	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	24,724,458
26,315,474	Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36	18,314,281
7,625,221	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (5)	6,993,662
9,449,812	Countrywide Alternative Loan Trust (06-OA6-1A1A), 0.486%, due 07/25/46 (1)	5,051,196
12,920,022	Countrywide Alternative Loan Trust (06-OC3-2A3), 0.566%, due 05/25/36 (1)(5)	3,065,999
4,723,637	Countrywide Alternative Loan Trust (07-16CB-3A1), 6.75%, due 08/25/37 (5)	2,456,211
30,795,218	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	21,672,929
16,308,153	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	10,266,749
7,004,443	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22 (5)	5,752,764
14,260,000	Countrywide Asset-Backed Certificates (06-BC5-2A3), 0.446%, due 03/25/37 (1)	7,029,769
535,087	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	536,494
39,170,714	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	39,106,749
8,979,271	Countrywide Home Loans Mortgage Pass Through Trust (04-29-3A1), 2.912%, due 02/25/35 (1)	4,422,328
19,125	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	19,072
28,697,122	Countrywide Home Loans Mortgage Pass Through Trust (05-9-1A1), 0.576%, due 05/25/35 (1)	17,417,029
14,223,774	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB3-1A1B), 2.878%, due 05/20/36 (1)(5)	6,683,268
10,026,208	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 2.802%, due 09/20/36 (1)	5,484,276
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	27,989,696
10,656,412	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC) (5)	8,448,958
25,521,499	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38 (5)	20,468,204
474,163	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	477,282
16,865,913	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36	10,756,888
5,892,782	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.765%, due 09/25/35 (I/F) (1)(6)	6,559,821
14,294,664	Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35 (5)	8,952,448
18,946,682	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.776%, due 07/25/36 (TAC) (1)(5)	8,682,753
19,363,500	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	16,445,498
30,228,419	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36 (5)	25,409,163

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$22,081,883	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 02/25/37 (1)	$10,419,114
12,177,206	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37 (5)	9,179,713
34,615,000	Credit Suisse Mortgage Capital Certificates (07-2-3A4), 5.5%, due 03/25/37	29,515,691
17,212,318	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.356%, due 07/25/36 (1)	9,088,741
31,942,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.436%, due 10/25/36 (1)	10,303,126
3,742,868	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.844%, due 04/25/37 (1)	3,705,006
18,337,209	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36 (1)	11,907,571
1,162,727	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.466%, due 02/25/37 (1)	564,867
1,256,620	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR1-A2), 0.456%, due 01/25/47 (1)(5)	525,553
43,943,810	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A2A), 0.456%, due 06/25/37 (1)	27,314,725
49,961,687	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-AR3-2A4), 0.626%, due 06/25/37 (1)(5)	9,615,896
18,814,735	Downey Savings & Loan Association Mortgage Loan Trust (06-AR2-2A1A), 0.481%, due 11/19/37 (1)	11,293,300
7,750,000	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.546%, due 04/25/47 (1)	3,596,620
24,265,295	First Franklin Mortgage Loan Asset Backed Certificates (06-FF13-A2D), 0.516%, due 10/25/36 (1)	9,950,736
46,145,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2C), 0.436%, due 12/25/37 (1)	16,454,523
21,079,000	First Franklin Mortgage Loan Asset Backed Certificates (06-FF18-A2D), 0.486%, due 12/25/37 (1)	7,572,886
9,500,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2C), 0.416%, due 01/25/38 (1)	3,555,204
14,000,000	First Franklin Mortgage Loan Asset Backed Certificates (07-FF1-A2D), 0.496%, due 01/25/38 (1)	5,206,296
21,691,465	Fremont Home Loan Trust (06-1-2A3), 0.456%, due 04/25/36 (1)	16,399,765
42,692,000	Fremont Home Loan Trust (06-2-2A3), 0.446%, due 02/25/36 (1)	22,736,299
21,500,000	Fremont Home Loan Trust (06-3-2A4), 0.516%, due 02/25/37 (1)	9,428,563
16,652,405	Fremont Home Loan Trust (06-D-2A2), 0.406%, due 11/25/36 (1)	6,928,801
2,527,765	GMAC Mortgage Corp. Loan Trust (05-AR1-3A), 3.095%, due 03/18/35 (1)	2,084,281
1,230,403	Greenpoint Mortgage Funding Trust (05-AR3-1A1), 0.516%, due 08/25/45 (1)	782,788
5,340,100	Greenpoint Mortgage Funding Trust (07-AR1-1A1A), 0.356%, due 02/25/47 (1)(5)	3,994,288
17,085,266	GSAA Home Equity Trust (06-13-AF4), 6.118%, due 07/25/36 (1)	10,046,739
19,556,102	GSAA Home Equity Trust (06-15-AF5), 6.191%, due 09/25/36 (1)	10,281,662

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$5,055,929	GSAA Home Equity Trust (06-16-A1), 0.336%, due 10/25/36 (1)	$1,961,938
4,087,818	GSAA Home Equity Trust (06-19-A1), 0.366%, due 12/25/36 (1)	1,580,849
2,870,822	GSAA Home Equity Trust (07-4-A1), 0.376%, due 03/25/37 (1)	1,053,325
30,790,000	GSAA Home Equity Trust (07-6-1A2), 0.496%, due 05/25/47 (1)	17,693,363
10,000,000	GSAA Home Equity Trust (07-6-A4), 0.576%, due 05/25/47 (1)	5,864,919
19,247,602	GSAMP Trust (06-HE4-A2C), 0.426%, due 06/25/36 (1)	11,896,038
36,149,190	GSAMP Trust (06-HE5-A2C), 0.426%, due 08/25/36 (1)	14,351,192
10,000,000	GSAMP Trust (06-HE6-A3), 0.426%, due 08/25/36 (1)	3,961,709
10,765,000	GSAMP Trust (07-NC1-A2C), 0.426%, due 12/25/46 (1)	3,539,920
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	36,679,480
2,539,340	Harborview Mortgage Loan Trust (04-10-3A1A), 2.763%, due 01/19/35 (1)	1,877,251
23,640,098	Harborview Mortgage Loan Trust (06-8-2A1A), 0.468%, due 07/21/36 (1)	13,195,744
15,359,938	Homebanc Mortgage Trust (05-3-A1), 0.516%, due 07/25/35 (1)	10,505,353
19,970,629	Household Home Equity Loan Trust (06-2-A1), 0.43%, due 03/20/36 (1)	18,636,777
4,950,000	Household Home Equity Loan Trust (07-2-A4), 0.58%, due 07/20/36 (1)	3,814,797
9,117,149	HSBC Asset Loan Obligation (07-AR1-2A1), 2.764%, due 01/25/37 (1)(5)	4,835,143
13,361,945	HSI Asset Securitization Corp. Trust (06-NC1-2A), 0.496%, due 11/25/35 (1)	5,339,215
18,618,000	HSI Asset Securitization Corp. Trust (07-OPT1-2A2), 0.386%, due 12/25/36 (1)	10,414,053
168,401	Impac CMB Trust (05-1-1A1), 0.796%, due 04/25/35 (1)	127,646
2,944,349	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.594%, due 11/25/34 (1)	1,753,012
13,272,880	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.104%, due 11/25/35 (1)	9,199,414
11,159,265	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.498%, due 06/25/35 (1)	6,593,987
10,201,914	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 4.695%, due 08/25/36 (1)(5)	5,966,656
20,976,812	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.456%, due 02/25/37 (1)(5)	10,123,357
55,311	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 4.5%, due 06/25/37 (1)(5)	26,316
19,661,143	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 4.816%, due 07/01/37 (1)(5)	7,320,826
12,657,635	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 4.606%, due 05/25/37 (1)(5)	5,306,936
34,219,762	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 4.613%, due 05/25/37 (1)(5)	17,570,000
20,005,468	JP Morgan Alternative Loan Trust (06-A2-5A1), 5.573%, due 05/25/36 (1)	11,435,826
29,848,128	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (1)	22,638,641
11,015,139	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36 (2)	7,553,236
16,502,234	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36 (2)	13,594,608
10,143,000	JP Morgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	5,894,265
28,257,000	JP Morgan Mortgage Acquisition Corp. (07-CH4-A4), 0.436%, due 05/25/37 (1)	12,269,924
1,271,937	JP Morgan Mortgage Trust (05-A6-7A1), 2.718%, due 08/25/35 (1)	900,572
2,000,000	JP Morgan Mortgage Trust (06-A4-1A4), 2.757%, due 06/25/36 (1)	1,299,050

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,609,482	Lehman Mortgage Trust (05-1-4A3), 0.626%, due 11/25/35 (1)	$2,475,754
948,903	Lehman Mortgage Trust (05-1-4A4), 18.902%, due 11/25/35 (I/F) (1)(6)	1,086,164
4,563,910	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	4,292,714
10,691,349	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	8,546,558
239,540	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36 (5)	153,988
11,420,550	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (5)	10,015,691
3,730,868	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	2,729,208
87,845	Lehman XS Trust (06-10N-1A3A), 0.486%, due 07/25/46 (1)	47,231
11,951,921	Lehman XS Trust (06-12N-A31A), 0.476%, due 08/25/46 (1)(5)	4,724,916
19,350,995	Lehman XS Trust (06-13-1A2), 0.446%, due 09/25/36 (1)(5)	11,533,257
20,178,958	Lehman XS Trust (06-13-1A3), 0.566%, due 09/25/36 (1)(5)	5,131,947
20,857,309	Lehman XS Trust (06-19-A2), 0.446%, due 12/25/36 (1)(5)	11,969,488
20,667,906	Lehman XS Trust (06-9-A1B), 0.436%, due 05/25/46 (1)(5)	11,690,962
9,657,889	Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47 (5)(7)	4,598,195
45,091,697	Long Beach Mortgage Loan Trust (06-3-2A3), 0.456%, due 05/25/46 (1)	15,606,822
9,737,974	Long Beach Mortgage Loan Trust (06-3-2A4), 0.546%, due 05/25/46 (1)	2,974,863
22,582,235	Long Beach Mortgage Loan Trust (06-6-2A4), 0.526%, due 07/25/36 (1)	6,821,890
29,103,039	Long Beach Mortgage Loan Trust (06-7-2A4), 0.516%, due 08/25/36 (1)	10,060,356
10,450,000	MASTR Adjustable Rate Mortgages Trust (07-HF2-A2), 0.826%, due 09/25/37 (1)	1,374,624
11,283,784	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,551,855
101,167	MASTR Alternative Loans Trust (06-2-2A1), 0.676%, due 03/25/36 (1)(5)	23,228
37,286,000	MASTR Asset Backed Securities Trust (06-HE5-A3), 0.436%, due 11/25/36 (1)	13,810,060
945,197	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	955,053
25,834	MASTR Seasoned Securitization Trust (04-1-4A1), 2.698%, due 10/25/32 (1)	22,108
1,621,127	Merrill Lynch Alternative Note Asset (07-A1-A3), 0.436%, due 01/25/37 (1)	467,295
49,234,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.526%, due 04/25/37 (1)	19,157,442
12,134,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.616%, due 04/25/37 (1)	4,781,864
50,110,000	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.436%, due 07/25/37 (1)	19,547,310
16,539,691	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 2.782%, due 03/25/36 (1)	8,988,776
42,618,718	Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.416%, due 08/25/36 (1)	22,170,982
23,213,103	Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.366%, due 01/25/37 (1)	7,820,785
9,202,600	Morgan Stanley Home Equity Loan Trust (07-2-A4), 0.626%, due 04/25/37 (1)	2,867,953
27,016,274	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36 (1)	12,924,639
23,652,707	Morgan Stanley Mortgage Loan Trust (06-15XS-A4A), 6.199%, due 11/25/36 (1)	11,900,150
4,840,587	Morgan Stanley Mortgage Loan Trust (07-2AX-2A1), 0.366%, due 12/25/36 (1)	1,668,831
4,617,567	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.396%, due 04/25/37 (1)	1,709,700
727,281	MortgageIT Trust (05-4-A1), 0.556%, due 10/25/35 (1)	490,211

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.706%, due 06/25/35 (1)	$17,490,741
379,350	Nomura Asset Acceptance Corp. (06-AR4-A1A), 0.446%, due 12/25/36 (1)(5)	153,098
15,392,660	Novastar Home Equity Loan (06-1-A2C), 0.436%, due 05/25/36 (1)	4,895,789
47,693,609	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (1)	44,255,520
4,521,053	Opteum Mortgage Acceptance Corp. (06-2-A1C), 0.546%, due 07/25/36 (1)	2,001,945
19,300,000	Ownit Mortgage Loan Asset Backed Certificates (06-3-A2D), 0.546%, due 03/25/37 (1)	7,439,048
18,900,000	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.436%, due 09/25/37 (1)	7,720,848
19,611,594	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (5)	15,247,714
13,868,209	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37 (2)	10,725,520
4,632,833	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	3,747,754
38,241,448	Residential Accredit Loans, Inc. (06-Q07-2A1), 1.046%, due 09/25/46 (1)	19,202,828
20,062,005	Residential Accredit Loans, Inc. (06-QA10-A2), 0.456%, due 12/25/36 (1)(5)	9,178,227
12,291,302	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.546%, due 02/25/46 (1)	6,003,605
10,999,861	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (5)	6,765,179
21,701,711	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36 (5)	12,835,130
9,562,108	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (5)	5,787,008
405,319	Residential Accredit Loans, Inc. (07-QS8-A10), 6%, due 06/25/37	257,006
7,981,443	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (5)	6,527,017
2,711,074	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	2,345,998
29,188,009	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (5)	22,835,829
4,963,849	Securitized Asset Backed Receivables LLC (07-BR1-A2C), 0.616%, due 02/25/37 (1)	1,716,653
50,265,054	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.506%, due 02/25/37 (1)	16,812,122
19,000,000	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.416%, due 01/25/37 (1)	6,462,432
34,798,964	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.516%, due 12/25/36 (1)(2)	12,209,739
12,889,522	Soundview Home Equity Loan Trust (06-OPT4-2A3), 0.426%, due 06/25/36 (1)	6,365,898
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.506%, due 06/25/36 (1)	3,432,094
22,900,000	Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.516%, due 07/25/36 (1)	7,485,071
4,813,474	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.416%, due 12/25/36 (1)	3,849,071
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.526%, due 08/25/37 (1)	1,336,644
20,653,532	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.531%, due 01/25/36 (1)	13,586,244
8,201,621	Structured Adjustable Rate Mortgage Sarm (07-5-3A1), 5.729%, due 06/25/37 (1)	5,671,364
337,542	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.406%, due 05/25/36 (1)	167,888
52,665,158	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.696%, due 08/25/47 (1)	28,508,456
1,010,762	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,056,298
5,194,819	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 5.152%, due 12/25/35 (1)	4,376,001

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$657,587	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.586%, due 01/25/45 (1)	$510,820
16,007,953	WaMu Mortgage Pass-Through Certificates (07-OA3-2A), 0.966%, due 04/25/47 (1)	9,227,000
4,283,097	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	3,237,940
6,277,815	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.876%, due 07/25/36 (1)(5)	2,951,881
28,016,464	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR4-DA), 1.166%, due 06/25/46 (1)	11,753,411
10,653,597	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37 (5)	7,344,019
12,777,008	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.927%, due 12/25/46 (1)	5,011,243
12,390,457	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.908%, due 01/25/47 (1)	4,948,643
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.556%, due 04/25/36 (1)	4,078,733
7,000,000	Washington Mutual Asset-Backed Certificates (06-HE3-2A3), 0.436%, due 08/25/36 (1)	2,123,200
12,059,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.566%, due 05/25/47 (1)	3,916,819
11,000,000	Washington Mutual Asset-Backed Certificates (07-HE4-2A3), 0.446%, due 07/25/47 (1)	3,932,874
24,849,970	Washington Mutual Mortgage Pass-Through Certificates (06-AR9-2A), 1.048%, due 11/25/46 (1)(5)	10,376,287
17,423,118	Washington Mutual Mortgage Pass-Through Certificates (07-HY5-2A5), 5.555%, due 05/25/37 (1)	10,603,420
313,836	Washington Mutual MSC Mortgage Pass-Through CTFS (02-AR1-1A1), 2.571%, due 11/25/30 (1)	278,947
30,463,264	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	25,007,994
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	19,262,729
33,329,029	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.267%, due 12/27/46 (1)(2)	12,549,613

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,039,471,524)	2,017,777,710

	U.S. Treasury Securities (4.4%)
45,000,000	U.S. Treasury Bond, 4.375%, due 05/15/41	58,197,656
69,204,850	U.S. Treasury Inflation Indexed Note, 3%, due 07/15/12 (8)	70,805,212
12,700,000	U.S. Treasury Note, 2%, due 11/15/21	12,922,250
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	87,940,896

	Total U.S. Treasury Securities (Cost: $219,278,922)	229,866,014

	Total Fixed Income Securities (Cost: $5,145,925,957) (101.4%)	5,286,660,127

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Number of Shares	Money Market Investments (1.3% )	Value
25,003,361	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.13%	$25,003,361
40,000,000	JPMorgan Prime Money Market Fund, 0.16%	40,000,000

	Total Money Market Investments (Cost: $65,003,361)	65,003,361

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,019,629) (0.0%)
$2,019,629	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $1,820,000 U.S. Treasury Note, 3.125%, due 05/15/21, valued at $2,061,894) (Total Amount to be Received Upon Repurchase $2,019,630)	2,019,629

	Total Short Term Investments (Cost: $67,022,990) (1.3%)	67,022,990

	Total Investments (Cost: $5,212,948,947) (102.7%)	5,353,683,117
	Liabilities in Excess of Other Assets (-2.7%)	(141,334,331)

	Net Assets (100.0%)	$5,212,348,786

Notes to the Schedule of Investments:
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $190,102,047 or 3.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments.

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)		Illiquid security.

(7)		As of January 31, 2012, security is not accruing interest.

(8)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Asset-Backed Securities	1.6%
Commercial Mortgage-Backed Securities — Agency	2.1
Commercial Mortgage Backed Securities — Non-Agency	5.4
Residential Mortgage-Backed Securities — Agency	49.2
Residential Mortgage-Backed Securities — Non-Agency	38.7
U.S. Government Obligations	4.4
Short-Term Investments	1.3

Total	102.7%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (7.2% of Net Assets)
$20,430	Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43	$20,536
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (03-2-A4), 5.061%, due 03/11/41 (1)	41,971
9,133	Bear Stearns Commercial Mortgage Securities (03-T12-A3), 4.24%, due 08/13/39	9,192
1,752	GE Capital Commercial Mortgage Corp. (02-1A-A3), 6.269%, due 12/10/35	1,751
46,709	GE Capital Commercial Mortgage Corp. (03-C1-A4), 4.819%, due 01/10/38	47,913
28,193	Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34	28,324
2,715	Morgan Stanley Dean Witter Capital I (01-TOP3-A4), 6.39%, due 07/15/33	2,713
39,571	Morgan Stanley Dean Witter Capital I (02-IQ2-A4), 5.74%, due 12/15/35	39,866
60,000	Salomon Brothers Mortgage Securities VII, Inc. (02-KEY2-A3), 4.865%, due 03/18/36	60,286
18,739	Wachovia Bank Commercial Mortgage Trust (02-C1-A4), 6.287%, due 04/15/34	18,745
19,364	Wachovia Bank Commercial Mortgage Trust (03-C3-A2), 4.867%, due 02/15/35	19,891
20,000	Wachovia Bank Commercial Mortgage Trust (03-C6-A4), 5.125%, due 08/15/35 (1)	20,855

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $316,722)	312,043

	Residential Mortgage-Backed Securities — Agency (9.9%)
65,130	Federal Home Loan Mortgage Corp. (2543-YF), 0.689%, due 03/15/32 (1)(2)	65,137
36,900	Federal Home Loan Mortgage Corp. (2395-FT), 0.739%, due 12/15/31 (1)	37,012
54,436	Federal Home Loan Mortgage Corp. Strip (242-F29), 0.539%, due 11/15/36 (1)	54,307
51,964	Federal National Mortgage Association (05-W3-2AF), 0.496%, due 03/25/45 (1)	51,767
40,985	Federal National Mortgage Association (07-36-F), 0.506%, due 04/25/37 (1)	40,609
27,181	Federal National Mortgage Association (04-W2-1A3F), 0.626%, due 02/25/44 (1)	27,010
9,325	Federal National Mortgage Association (02-87-FB), 0.786%, due 10/25/31 (PAC) (1)	9,335
38,616	Federal National Mortgage Association (01-70-OF), 1.226%, due 10/25/31 (1)	39,137
17,619	Federal National Mortgage Association (93-247-FM), 2.401%, due 12/25/23 (1)	18,240
57,614	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	59,492
19,440	Federal National Mortgage Association (03-30-HP), 4.25%, due 07/25/17	19,720
2,776	Federal National Mortgage Association (06-B1-AB), 6%, due 06/25/16	2,773

	Total Residential Mortgage-Backed Securities — Agency (Cost: $417,312)	424,539

	Residential Mortgage-Backed Securities — Non-Agency (20.4%)
13,225	Accredited Mortgage Loan Trust (05-4-A2C), 0.486%, due 12/25/35 (1)	13,028
18,264	Banc of America Funding Corp. (06-G-2A3), 0.45%, due 07/20/36 (1)	17,387
17,610	Bear Stearns Alt-A Trust (04-13-A1), 1.016%, due 11/25/34 (1)	15,617
42,947	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30	44,690
56,358	Centex Home Equity (05-A-AF5), 5.28%, due 01/25/35 (1)	54,706
42,121	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/29	46,765
64,574	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 08/25/35 (1)	63,751

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$51,958	Household Home Equity Loan Trust (05-2-M1), 0.74%, due 01/20/35 (1)	$45,339
34,378	HSBC Home Equity Loan Trust (07-2-A2F), 5.69%, due 07/20/36 (1)	34,167
40,927	HSBC Home Equity Loan Trust (07-2-A2V), 0.44%, due 07/20/36 (1)	40,737
96,275	JP Morgan Mortgage Trust (05-A6-7A1), 2.718%, due 08/25/35 (1)	68,166
36,504	Lehman XS Trust (05-6-1A3), 0.536%, due 11/25/35 (1)	35,596
71,931	MASTR Seasoned Securitization Trust (04-1-4A1), 2.698%, due 10/25/32 (1)	61,556
61,171	MASTR Seasoned Securitization Trust (05-1-4A1), 2.45%, due 10/25/32 (1)	56,555
44,914	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	45,042
58,385	NCUA Guaranteed Notes (11-R6-1A), 0.675%, due 05/07/20 (1)(2)	58,321
45,754	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (1)	46,982
71,307	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	71,034
55,636	Wells Fargo Mortgage Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	58,510

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $859,833)	877,949

	Corporate Bonds (35.8%)
	Airlines (4.4%)
98,511	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	108,362
90,473	JetBlue Airways Corp. Pass-Through Certificate (04-2-G1), 0.832%, due 02/15/18 (EETC) (1)	79,889

	Total Airlines (Cost: $187,777)	188,251

	Banks (13.9%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 2.136%, due 04/25/14 (1)	70,745
35,000	Bank of America Corp., 5.625%, due 10/14/16	36,258
80,000	Bank of America N.A., 0.826%, due 06/15/16 (1)	65,307
7,000	Citigroup, Inc., 1.056%, due 08/25/36 (1)	4,170
75,000	Citigroup, Inc., 2.157%, due 05/15/18 (1)	63,860
70,000	City National Corp., 5.125%, due 02/15/13	72,174
75,000	Goldman Sachs Group, Inc. (The), 1.435%, due 02/07/14 (1)	72,497
75,000	JPMorgan Chase Bank N.A., 0.871%, due 06/13/16 (1)	68,016
50,000	Lloyds TSB Bank PLC (United Kingdom), 2.911%, due 01/24/14 (1)	49,443
100,000	National Australia Bank, Ltd. (Australia), 1.3%, due 04/11/14 (1)	98,535

	Total Banks (Cost: $636,194)	601,005

	Diversified Financial Services (3.7%)
70,000	American Express Credit Corp., 7.3%, due 08/20/13	76,176
60,000	General Electric Capital Corp., 0.815%, due 05/05/26 (1)	44,924
35,000	Macquarie Group, Ltd., (144A), 7.3%, due 08/01/14 (3)	36,766

	Total Diversified Financial Services (Cost: $157,046)	157,866

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2012

Principal Amount	Fixed Income Securities	Value
	Gas (Cost: $40,934) (1.0%)
$40,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	$41,400

	Insurance (3.2%)
70,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14 (3)	76,014
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(3)	63,727

	Total Insurance (Cost: $140,893)	139,741

	Media (Cost: $21,866) (0.5%)
20,000	CSC Holdings LLC, 8.5%, due 04/15/14	22,250

	Real Estate (Cost: $47,000) (1.1%)
45,000	Post Apartment Homes LP, 6.3%, due 06/01/13	46,908

	REIT (7.1%)
50,000	Brandywine Operating Partnership LP, 5.75%, due 04/01/12	50,283
70,000	HCP, Inc., 6%, due 01/30/17	78,083
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	77,820
50,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14	51,841
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	20,965
26,000	Liberty Property LP, 6.375%, due 08/15/12	26,526

	Total REIT (Cost: $300,500)	305,518

	Telecommunications (Cost: $39,477) (0.9%)
40,000	iPCS, Inc., 2.554%, due 05/01/13 (1)	38,000

	Total Corporate Bonds (Cost: $1,571,687)	1,540,939

	Municipal Bonds (Cost: $75,385) (1.8%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	79,052

	Total Fixed Income Securities (Cost: $3,240,939) (75.1%)	3,234,522

	Short-Term Investments
	Repurchase Agreement (Cost: $ 368,623) (8.6%)
368,623	State Street Bank & Trust Company, 0.01%, due 02/01/12 (collateralized by $335,000 U.S. Treasury Note, 3.125%, due 5/15/21, valued at $379,525) (Total Amount to be Received Upon Repurchase $368,623)	368,623

	Time Deposits (Cost: $ 49,447) (1.2%)
49,447	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 02/01/12 (2)	49,447

	Discount Note (Cost: $ 99,981) (2.3%)
100,000	Federal Home Loan Bank Discount Note, 0.055%, due 05/30/12 (2)	99,987

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2012

Total Short-Term Investment (Cost: $518,051) (12.1%)	518,057

Total Investments (Cost: $3,758,990) (87.2%)	3,752,579
Excess of Other Assets over Liabilities (12.8%)	552,462

Net Assets (100.0%)	$4,305,041

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2012.

(2)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $176,507 or 4.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

Total Return Swaps (1)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
$2,003,739	02/22/12	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	Credit Suisse Custom 24 Total Return Index	$43,115	$—	$43,115
$2,197,690	02/22/12	Citigroup Global Markets	3-Month U.S. Treasury Bills	Citi Custom Civics H Total Return Index	45,844	—	45,844

Total					$88,959	$—	$88,959

(1)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Investments by Industry (Unaudited)	January 31, 2012

Industry	Percentage of Net Assets
Airlines	4.4
Banks	13.9
Commercial Mortgage-Backed Securities — Non-Agency	7.2
Diversified Financial Services	3.7
Gas	1.0
Insurance	3.2
Media	0.5
Municipal Bonds	1.8
REIT	7.1
Real Estate	1.1
Residential Mortgage-Backed Securities — Agency	9.9
Residential Mortgage-Backed Securities — Non-Agency	20.4
Telecommunications	0.9
Short-Term Investments	12.1

Total	87.2%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuation

Securities listed or traded on the New York, NASDAQ or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps, and futures. OTC options are valued using dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Money Market Funds. Money Market funds are open-ended mutual fund that invest in short-term debt securities to extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally obsrvable market inputs obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value heirarchy, unless key inputs are unobservable which would then be in Level 3.

Credit default swaps. Credit Default swaps are fair valued using pricing models hat take into accountamong other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Fund’s futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized as Level 1.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as level 2; otherwise, the fair values would be categorized as leave 3.

The following is a summary of the inputs used as of January 31, 2012 in valuing the TCW Funds:

TCW Money Market Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Short Term Investments*	$2,900,000	$84,514,896	—	$87,414,896
Total Investments	2,900,000	84,514,896	—	87,414,896

Total	$2,900,000	$84,514,896	$—	$87,414,896

*	See Schedule of investments for corresponding industries

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$124,694,676	$—	$124,694,676
Municipal Bonds	—	16,454,284	—	16,454,284
Foreign Government Bonds	—	1,129,842	—	1,129,842
Asset-Backed Securities	—	8,050,387	—	8,050,387
Commercial Mortgage-Backed Securities - Agency	—	15,743,999	—	15,743,999
Commercial Mortgage-Backed Securities - Non-Agency	—	77,377,812	—	77,377,812
Residential Mortgage-Backed Securities - Agency	—	213,526,901	—	213,526,901
Residential Mortgage-Backed Securities - Non-Agency	—	54,298,487	—	54,298,487
U.S. Government Agency Obligation	—	86,819,383	—	86,819,383
U.S. Treasury Securities	42,988,251	29,918,420	—	72,906,671

Total Fixed Income Securities	42,988,251	628,014,191	—	671,002,442

Money Market Investments	9,063,000	—	—	9,063,000
Short-Term Investments*	169,999	61,265,058	—	61,435,057

Total Investments	$52,221,250	$689,279,249	$—	$741,500,499

Derivatives
Future Contracts
Interest Rate Risk	174,788	—	—	174,788

Total Derivatives	$174,788	$—	$—	$174,788

Total	$52,396,038	$689,279,249	$—	$741,675,287

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$54,406,998	$—	$54,406,998
Airlines	—	21,840,000	—	21,840,000
Auto Manufacturers	—	46,842,500	—	46,842,500
Banks	—	573,002,480	—	573,002,480
Building Materials	—	67,167,333	—	67,167,333
Coal	—	62,938,445	—	62,938,445
Commercial Services	—	41,915,875	—	41,915,875
Diversified Financial Services	—	64,984,175	—	64,984,175
Electric	—	131,554,073	—	131,554,073
Energy-Alternate Sources	—	29,052,650	—	29,052,650
Engineering & Construction	—	66,170,750	—	66,170,750
Foreign Government Bonds	—	781,097,411	—	781,097,411
Internet	—	9,800,200	—	9,800,200
Investment Companies	—	119,137,870	—	119,137,870
Iron & Steel	—	28,080,000	—	28,080,000
Machinery-Construction & Mining	—	35,966,000	—	35,966,000
Metal Fabricate & Hardware	—	27,416,040	—	27,416,040
Mining	—	186,606,632	—	186,606,632
Oil & Gas	—	348,225,561	—	348,225,561
Oil & Gas Services	—	14,891,620	—	14,891,620
Real Estate	—	141,955,369	—	141,955,369
Regional (State & Province)	—	33,911,200	—	33,911,200
Telecommunications	—	41,765,203	—	41,765,203
Transportation	—	17,015,000	—	17,015,000

Total Fixed Income Securities	—	2,945,743,385	—	2,945,743,385

Equity Securities
Diversified Financial Services	—	—	—	—

Total Equity Securities	—	—	—	—

Total Short Term Investments	—	139,194,154	—	139,194,154

Total Investments	$—	$3,084,937,539	$—	$3,084,937,539

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$10,186,494	$—	$10,186,494
Swap Agreements
Credit Risk	—	2,952,585	—	2,952,585

Total Derivatives	$—	$13,139,079	$—	$13,139,079

Total	$—	$3,098,076,618	$—	$3,098,076,618

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$13,705,251	$—	$13,705,251
Chemicals	—	1,745,625	—	1,745,625
Electric	—	26,491,647	—	26,491,647
Foreign Government Bonds	—	94,304,758	—	94,304,758
Oil & Gas	—	2,167,115	—	2,167,115
Real Estate	—	10,882,728	—	10,882,728
Telecommunications	—	7,183,350	—	7,183,350

Total Fixed Income Securities	—	156,480,474	—	156,480,474
Short Term Investments	—	6,903,874	—	6,903,874

Total	$—	$163,384,348	$—	$163,384,348

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	—	198,500	—	198,500
Airlines	—	183,820	—	183,820
Asset Backed Securities	—	446,292	—	446,292
Auto Manufacturers	—	128,125	—	128,125
Banks	—	1,963,459	—	1,963,459
Coal	—	259,500	—	259,500
Commercial Mortgage-Backed Securities - Non-Agency	—	811,066	—	811,066
Diversified Financial Services	—	497,513	—	497,513
Electric	—	500,706	—	500,706
Energy-Alternate Sources	—	202,000	—	202,000
Foreign Government Bonds	—	9,589,432	—	9,589,432
Healthcare-Services	—	60,981	—	60,981
Insurance	—	110,792	—	110,792
Mining	—	375,530	—	375,530
Oil & Gas	—	561,672	—	561,672
Real Estate	—	188,750	—	188,750
REIT	—	200,691	—	200,691
Residential Mortgage-Backed Securities - Agency	—	3,834,476	—	3,834,476
Residential Mortgage-Backed Securities - Non-Agency	—	1,675,584	—	1,675,584
Telecommunications	—	52,500	—	52,500

Total Fixed Income Securities	—	21,841,389	—	21,841,389

Money Market Investments	400,000	—	—	400,000

Short Term Investments	40,000	2,985,976	—	3,025,976

Total Investments	440,000	24,827,365	—	25,267,365

Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,092)	$—	$(1,092)
Futures Contracts
Interest Rate Risk	(11,499)	—	—	(11,499)

Total Derivatives	$(11,499)	$(1,092)	$—	$(12,591)

Total	$428,501	$24,826,273	$—	$25,254,774

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$3,071,597	$—	$3,071,597
Corporate Bonds*	—	44,938,397	—	44,938,397
Municipal Bonds	—	37,980	—	37,980

Total Fixed Income Securities	—	48,047,974	—	48,047,974

Equity Securities
Preferred Stock*	1,617,350	—	—	1,617,350

Total Equity Securities	1,617,350	—	—	1,617,350

Money Market Investments	1,208,000	—	—	1,208,000
Short Term Investments	110,000	11,107,393	—	11,217,393

Total Investments	$2,935,350	$59,155,367	$—	$62,090,717

Derivatives
Futures Contracts
Interest Rate Risk	$(53,953)	$—	$—	$(53,953)
Swap Agreements
Credit Risk	—	(158,722)	—	(158,722)

Total Derivatives	(53,953)	(158,722)	—	(212,675)

Total	$2,881,397	$58,996,645	$—	$61,878,042

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities - Agency	$—	$267,102	$—	$267,102
Commercial Mortgage-Backed Securities - Non-Agency	—	649,887	—	649,887
Residential Mortgage-Backed Securities - Agency	—	2,085,027	—	2,085,027
Residential Mortgage-Backed Securities - Non-Agency	—	682,431	—	682,431
Corporate Bonds*	—	1,609,414	—	1,609,414
Municipal Bonds	—	155,307	—	155,307

Total Fixed Income Securities	—	5,449,168	—	5,449,168

Money Market Investments	138,000	—	—	138,000
Short-Term Investments*	—	1,303,397	—	1,303,397

Total Investments	138,000	6,752,565	—	6,890,565

Total	$138,000	$6,752,565	$—	$6,890,565

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$—	$82,440,495	$—	$82,440,495
Commercial Mortgage-Backed Securities - Agency	—	109,429,611	—	109,429,611
Commercial Mortgage-Backed Securities - Non-Agency	—	280,723,071	—	280,723,071
Residential Mortgage-Backed Securities - Agency	—	2,566,423,226	—	2,566,423,226
Residential Mortgage-Backed Securities - Non-Agency	—	2,003,978,869	13,798,841	2,017,777,710
U.S. Treasury Securities	159,060,802	70,805,212	—	229,866,014

Total Fixed Income Securities	159,060,802	5,113,800,484	13,798,841	5,286,660,127

Money Market Investments	65,003,361	—	—	65,003,361
Short Term Investments	—	2,019,629	—	2,019,629

Total Short Term Investments	65,003,361	2,019,629	—	67,022,990

Total Investments	224,064,163	5,115,820,113	13,798,841	5,353,683,117

Total	$224,064,163	$5,115,820,113	$13,798,841	$5,353,683,117

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities - Non-Agency	$—	$312,043	$—	$312,043
Residential Mortgage-Backed Securities - Agency	—	424,539	—	424,539
Residential Mortgage-Backed Securities - Non-Agency	—	877,949	—	877,949
Corporate Bonds*	—	1,540,939	—	1,540,939
Municipal Bonds	—	79,052	—	79,052

Total Fixed Income Securities	—	3,234,522	—	3,234,522

Short-Term Investment	—	518,057	—	518,057

Total Investments	$—	$3,752,579	$—	$3,752,579

Derivatives
Swap Agreements
Comodity Risk	—	88,959	—	88,959

Total Derivatives	$—	$88,959	$—	$88,959

Total	$—	$3,841,538	$—	$3,841,538

*	See Consolidated Schedule of Investments for corresponding industries.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2012
TCW High Yield Bond Fund
Equity Securities	$78,100	$—	$(1,044,976)	$1,025,255	$—	$(58,379)	$—	$—	$—	$—

Total	$78,100	$—	$(1,044,976)	$1,025,255	$—	$(58,379)	$—	$—	$—	$—

TCW Total Return Bond Fund
Corporate Bonds	$—	$—	$94,341	$(1,062,973)	$—	$(591,374)	$15,358,847	$—	$13,798,841	$(1,062,973)

Total	$—	$—	$94,341	$(1,062,973)	$—	$(591,374)	$15,358,847	$—	$13,798,841	$(1,062,973)

*	The Funds recognize transfers in and transfers out at the beginning of the period.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal tax income purposes.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

For the three months ended January 31, 2012, the Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

	Credit Risk	Comodity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
TCW Core Fixed Income
Asset Derivatives
Future Contracts	$—	$—	$—	$175	$175

Notional Amounts†
Future Contracts	$—	$—	$—	$100	$100
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$10,186	$—	$10,186
Open Swap Agreements, at Value	$2,953	$—	$—	$—	$2,953

	$2,953	$—	$10,186	$—	$13,139

Notional Amounts†
Forward Currency Contracts	$—	$—	$150,000,000	$—	$150,000,000
Swap Agreements	$150,000,000	$—	$—	$—	$150,000,000
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Swap Agreements	$—	$89	$—	$—	$89

Notional Amounts†
Swap Agreements	$—	$4,201,429	$—	$—	$4,201,429
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$48	$—	$48
Liability Derivatives
Forward Currency Contracts	$—	$—	$(49)	$—	$(49)
Futures Contracts	$—	$—	$—	$(11)	$(11)

	$—	$—	$(1)	$(11)	$(12)

Notional Amounts†
Forward Currency Contracts	$—	$—	$4,289,999	$—	$4,289,999
Futures Contracts	$—	$—	$—	$7	$7
TCW High Yield Bond Fund
Liability Derivatives
Futures Contracts (1)	$—	$—	$—	$(54)	$(54)
Swap Agreements	$(159)	$—	$—	$—	$(159)

	$(159)	$—	$—	$(54)	$(213)

Notional Amounts†
Futures Contracts	$—	$—	$—	$100	$100
Swap Agreements	$5,880,000	$—	$—	$—	$5,880,000

†	Amount represents notional amount or number of contracts outstanding at the end of the period.

Forward Foreign Currency Contracts: The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund and the TCW Global Bond Fund had forward foreign currency contracts outstanding at January 31, 2012.

Future Contracts: The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund entered into Futures Contracts. The Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. the Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. it may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW High Yield Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2012 are listed in the Schedule of Investments.

Swap Agreements. The TCW Emerging Markets Income Fund, the TCW Enhanced Commodity Strategy Fund, and the TCW High Yield Bond Fund, entered into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio - such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk - or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. If the Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap. When the Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk - the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2012, the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market; the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures. Swap agreements outstanding at January 31, 2012 are listed in the Schedule of Investments. The Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregates cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the period ended January 31, 2012.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2012.

Note 2 – Federal Income Taxes

At January 31, 2012, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$21,053,640	$(2,299,984)	$18,753,656	$722,746,843
TCW Emerging Markets Income Fund	60,662,482	(104,022,991)	(43,360,509)	3,128,298,048
TCW Emerging Markets Local Currency Income Fund	2,840,238	(7,707,112)	(4,866,874)	168,251,222
TCW Enhanced Commodity Strategy Fund	54,063	(60,474)	(6,411)	3,758,990
TCW Global Bond Fund	668,359	(34,255)	634,104	24,633,261
TCW High Yield Bond Fund	714,368	(2,122,151)	(1,407,783)	63,498,500
TCW Short Term Bond Fund	112,593	(97,679)	14,914	6,875,651
TCW Total Return Bond Fund	411,967,048	(272,028,079)	139,938,969	5,213,744,148

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 21, 2012.

Note 5 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards (IFRS). The amendments in ASU No. 2011-04 is effective for during interim and annual periods beginning after December 15, 2011. The Funds are in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject to enforceable master netting arrangements, to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013 and an entity should provide the disclosures required by the amendments retrospectively for all comparative periods presented. The Fund is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date March 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date March 15, 2012

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date March 15, 2012